As filed with the Securities and Exchange Commission on November 29, 1995
-------------------------------------------------------------------------------

                             UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       *
                           (File No. 33-41395)

                       Pre-Effective Amendment No. __                    *
                       Post-Effective Amendment No. 7                    *
                                 and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  *
                         (File No. 811-6340)
                           Amendment No. 8                               *
                   (Check appropriate box or boxes.)

                   GREAT HALL INVESTMENT FUNDS, INC.
          (Exact  Name of Registrant as Specified in Charter)

          60 South Sixth Street, Minneapolis, Minnesota 55402
      (Address of Principal Executive Offices)                 (Zip Code)

                            (612) 371-7765
          (Registrant's Telephone Number, including Area Code)

                            J. Scott Spiker
          60 South Sixth Street, Minneapolis, Minnesota 55402
                (Name and Address of Agent for Service)

                              Copies to:

       Matthew L. Thompson                       John R. Houston
       Faegre & Benson PLLP                   Lindquist & Vennum PLLP
       2200 Norwest Center                     80 South Eighth Street
      90 South Seventh Street                Minneapolis, Minnesota 55402
    Minneapolis, Minnesota 55402

 It is proposed that this filing will become effective (check appropriate box):

       *       immediately upon filing pursuant to paragraph (b) of Rule 485
       *       on December 1, 1995 pursuant to paragraph (b) of Rule 485
       *       60 days after filing pursuant to paragraph (a) of Rule 485
       *       on [date] pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's most recent Rule 24f-2 Notice was filed with the Commission on or about September 28, 1995.

-------------------------------------------------------------------------------

                      GREAT HALL INVESTMENT FUNDS, INC.

                   Post-Effective Amendment No. 7 to the
                    Registration Statement on Form N-1A


                            Explanatory Note

     Great Hall Investment Funds, Inc. (the "Registrant") is organized as a series fund and currently is authorized to issue its shares of common stock in five series--Series A (Great Hall Prime Money Market Fund), Series B (Great Hall U.S. Government Money Market Fund), Series C (Great Hall Tax-Free Money Market Fund), Series D (Great Hall National Tax-Exempt Fund) and Series E (Great Hall Minnesota Insured Tax-Exempt Fund). Part A of this Registration Statement is comprised of two prospectuses - one prospectus covering Series A, B and C, and the other prospectus covering Series D and E. Likewise, Part B of this Registration Statement is comprised of two Statements of Additional Information - one covering Series A, B and C, and the other covering Series D and E.

            CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

     (Prime Fund Money Market Fund, U.S. Government Money Market Fund and
                         Tax-Free Money Market Fund)

    Item No.
  of Form N-1A      Caption in Prospectus
  ------------      ---------------------

       1            Cover Page

       2            Fees and Expenses

       3            Financial Highlights;  Performance

       4 Investment Objectives and Policies; Certain Investment Strategies and Restrictions; Description of the Funds

       5 Investment Management; Description of the Funds; Custodian and Transfer Agent

`      6            Description of the Funds;  Distributions;  Taxes

       7            How to Invest;  Net Asset Value

       8            How to Redeem Shares;  Net Asset Value

       9            Not Applicable


                    Caption in Statement of Additional Information
                    ----------------------------------------------

      10            Cover Page

      11            Contents

      12            Not Applicable

      13            Investment Restrictions;  Investment Policies

      14            Directors and Officers

      15            General Information

      16            Management and Distribution Agreements

      17            Portfolio Transactions

      18            General Information

      19            Determination of Net Asset Value

      20            Taxes

      21            Not Applicable

      22            Calculation of Performance Data

      23            Financial Statements

          CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A
     (National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund)

     Item No.
   of Form N-1A    Caption in Prospectus
   ------------    ---------------------

         1         Cover Page

         2         Fees and Expenses

         3         Financial Highlights;  Performance

         4         Investment Objectives and Policies; Description of the
                   Funds

         5 Investment Management; Description of the Funds; Custodian and Transfer Agent

         6         Description of the Funds;  Distributions;  Taxes

         7         How to Invest

         8         How to Redeem Shares

         9         Not Applicable


                   Caption in Statement of Additional Information
                   ----------------------------------------------

        10         Cover Page

        11         Table of Contents

        12         Not Applicable

        13 Investment Restrictions; Investment Policies; Insurance for Minnesota Fund; Certain Factors Affecting the Minnesota Fund

        14         Directors and Officers

        15         General Information

        16         Management and Distribution Agreements

        17         Portfolio Transactions

        18         General Information

        19 Reduced Sales Charges; Reinvestment Privilege; Exchange Privilege; Determination of Net Asset Value

        20         Taxes

        21         Not Applicable

        22         Calculation of Performance Data

        23         Financial Statements

                     GREAT HALL INVESTMENT FUNDS, INC.


                   Post-Effective Amendment No. 7 to the
                    Registration Statement on Form N-1A


                                 PART A


                              Prospectuses

GREAT HALL
      PRIME MONEY MARKET FUND
      -----------------------------------
      U.S. GOVERNMENT MONEY MARKET FUND                [LOGO]
      -----------------------------------
      TAX-FREE MONEY MARKET FUND
-----------------------------------------
      60 South Sixth Street
      Minneapolis, Minnesota 55402
      (800) 934-6674

      Great Hall Prime Money Market Fund ("Prime Fund"), Great Hall U.S. Government Money Market Fund ("Government Fund") and Great Hall Tax-Free Money Market Fund ("Tax-Free Fund") (collectively, the "Funds") are diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company (commonly known as a mutual fund) which currently offers its shares of common stock in five series.

      Each Fund has its own policies designed to achieve as high a level of current income obtainable from short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. Prime Fund invests in a variety of high quality money market instruments. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations. Tax-Free Fund invests in high quality, tax-exempt municipal obligations. Each Fund seeks to maintain a net asset value of $1.00 per share. However, investments in the Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      This Prospectus pertains only to the Funds and does not pertain to any other series of Great Hall. This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information containing more information about the Funds, dated December 1, 1995 (which is incorporated herein by reference), has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling Great Hall at the numbers listed above.

                     Prospectus dated December 1, 1995

      The "Great Hall" name is a trademark of Inter-Regional Financial Group, Inc. ("IFG"). IFG licenses this trademark in connection with a number of investment products and services (including the Great Hall Investment Funds, Inc.) sponsored or distributed by IFG or its subsidiaries.

      No person is authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' official sales literature; and any information or representation not contained herein must not be relied upon as having been authorized by the Funds. Great Hall is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not imply that the Funds or any of their shares have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof

      This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such an offer or solicitation in such state.


                            FEES AND EXPENSES

      The Funds are sold without a sales charge or any deferred sales load, and there are no redemption fees or exchange fees. The following table illustrates all anticipated fees and estimated expenses that a shareholder of a Fund will incur.

                                                            Government Tax-Free
                                                Prime Fund     Fund      Fund
                                                ----------     ----      ----
Annual Fund Operating Expenses
(as a percentage of average net assets):
      Management Fees                               0.52%      0.50%     0.50%
      12b-1 Fees                                     none       none      none
      Other Expenses                                0.25%      0.23%     0.10%
                                                    ----       ----      ----
      Total Fund Operating Expenses                 0.77%      0.73%     0.60%
                                                    ----       ----      ----

Example

      You would pay the following expenses on a $1,000 investment assuming
(1) a 5% annual return and (2) redemption at the end of each time period.

      One Year                                        $8         $7       $6
      Three Years                                     25         23       19
      Five Years                                      43         41       34
      Ten Years                                       95         91       75

      The purpose of the above fees and expenses table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The above example should not be considered representative of past or future expenses. Actual expenses may be greater or less than those shown. Each Fund's investment adviser, Insight Investment Management ("Insight"), a division of IFG Asset Management Services, Inc. ("AMS"), and/or each Fund's co-distributors, Dain Bosworth Incorporated and Rauscher Pierce Refsnes, Inc. (the "Co-Distributors"), from time to time may voluntarily waive or absorb certain Fund fees and expenses. Any such program may be instituted or discontinued at any time in the sole discretion of Insight and/or the Co-Distributors. AMS and the Co-Distributors are wholly owned subsidiaries of IFG.


                           FINANCIAL HIGHLIGHTS

	The following tables show certain per share data for a share of capital stock outstanding during the indicated periods and selected information for such periods for each Fund. This information has been derived from the Fund's financial statements (which have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors) included in the Statement of Additional Information and should be read in conjunction therewith.

Prime Fund
----------
                                                                    Period from
                                   Year ended Year ended Year ended  11/1/91 to
                                     7/31/95    7/31/94    7/31/93     7/31/92
                                     -------    -------    -------     -------
Net asset value, beginning of
   period                             $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----
Income from investment operations      0.05       0.03       0.03        0.03
Distributions to shareholders from
   investment income                  (0.05)     (0.03)     (0.03)      (0.03)
                                       ----       ----       ----        ----
Net asset value, end of period        $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----

Total return                           4.9%       2.8%       2.7%        2.9%
Net assets at end of period
   (000s omitted)                  $1,598,925  $1,029,775  $861,670    $834,743
Ratio of expenses to average
   daily net assets **                 0.77%      0.80%      0.78%       0.71%*
Ratio of net investment income to
   average daily net assets **         4.93%      2.81%      2.68%       3.63%*
_______________________________________
 *    Adjusted to an annual basis.
** Various fund fees and expenses were voluntarily waived or absorbed by Insight, the investment adviser to the Prime Fund, during the periods referred to above. Had the Fund paid all expenses, the ratios of expenses and net investment income to average net assets would have been the same for the year ended July 31, 1995; 0.81% and 2.80%, respectively, for the year ended July 31,1994; 0.82% and 2.64%, respectively, for the year ended July 31, 1993; and 0.79% and 3.55%, respectively, for the period ended July 31, 1992.

Government Fund
---------------
                                                                    Period from
                                   Year ended Year ended Year ended  11/1/91 to
                                     7/31/95    7/31/94    7/31/93     7/31/92
                                     -------    -------    -------     -------
Net asset value, beginning of
   period                             $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----
Income from investment operations      0.05       0.03       0.03        0.03
Distributions to shareholders from
   investment income                  (0.05)     (0.03)     (0.03)      (0.03)
                                       ----       ----       ----        ----
Net asset value, end of period        $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----

Total return                           4.8%       2.7%       2.6%        2.6%
Net assets at end of period
   (000s omitted)                   $122,249    $56,815    $66,558     $60,834
Ratio of expenses to average daily
   net assets **                       0.73%      0.78%      0.79%       0.76%*
Ratio of net investment income to
  average daily net assets **          4.94%      2.73%      2.57%       3.47%*
_______________________________________
 *    Adjusted to an annual basis.
** Various fund fees and expenses were voluntarily waived or absorbed by Insight, the investment adviser to the Government Fund, during the period ended July 31, 1992. Had the Fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been 0.79% and 3.44%, respectively, for the period.

Tax-Free Fund
-------------
                                                                    Period from
                                   Year ended Year ended Year ended  11/1/91 to
                                     7/31/95    7/31/94    7/31/93     7/31/92
                                     -------    -------    -------     -------
Net asset value, beginning of
   period                             $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----
Income from investment operations      0.03       0.02       0.02        0.02
Distributions to shareholders from
   investment income                  (0.03)     (0.02)     (0.02)      (0.02)
                                       ----       ----       ----        ----
Net asset value, end of period        $1.00      $1.00      $1.00       $1.00
                                       ----       ----       ----        ----
Total return                           3.1%       2.0%       2.1%        2.2%
Net assets at end of period
   (000s omitted)                   $363,273   $275,278   $209,469    $187,205
Ratio of expenses to average daily
  net assets **                        0.60%      0.65%      0.67%       0.62%*
Ratio of net investment income to
  average daily net assets **          3.14%      1.98%      2.09%       2.81%*
_______________________________________
 *    Adjusted to an annual basis.
** Various fund fees and expenses were voluntarily waived or absorbed by Insight, the investment adviser to the Tax-Free Fund, during the period ended July 31, 1992. Had the Fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been 0.65% and 2.78%, respectively, for the period.

                     INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of each Fund, as set forth below, along with the investment policies identified as fundamental policies, may not be changed without the affirmative vote of the majority of the applicable Fund's outstanding voting shares. All other policies of a Fund may be changed by the Board of Directors of Great Hall without shareholder approval. There can be no guarantee that the investment objective of any Fund will be achieved. For additional information concerning certain investment policies of the Funds, see "Certain Investment Strategies."

      The Funds are designed for investors with cash reserves or temporary cash balances seeking to maximize current income with a minimum of capital risk and inconvenience while maintaining liquidity on a day-to-day basis without penalty. Each of the Funds has adopted procedures that are designed to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions. However, there can be no assurance that the Funds will be able to maintain a $1.00 per share net asset value.

      Pursuant to Rule 2a-7 under the 1940 Act, each of the Funds will invest exclusively in high quality securities (those that present minimal credit risk and are Eligible Securities) that mature within 397 days from the date of purchase. Each Fund will maintain an average weighted maturity of not more than 90 days. The Rule also requires that all investments by the Funds be limited to United States dollar-denominated investments that: (a) present minimal credit risks; and (b) are at the time of acquisition Eligible Securities. Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poors Corporation ("S&P") or P-1 or P-2, or MIG-1 or MIG-2, by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of Insight, the investment adviser to the Funds, to determine that the Funds' investments present only "minimal credit risks" and are Eligible Securities. The Board of Directors of Great Hall has established written guidelines and procedures for Insight and oversees Insight's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

      Under Rule 2a-7, 95% of non-tax-exempt money funds (such as the Prime Fund and the Government Fund) must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 also requires that, except for tax-exempt money funds (such as the Tax-Free Fund):
(a) a fund may not (with certain exceptions) invest more than 5% of its total assets in securities of single issuer; (b) a fund may not invest more than 5% of its total assets in Second Tier Securities; and (c) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000. Second Tier Securities are Eligible Securities that are not First Tier Securities.

      The securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities that generally have less liquidity, greater market risk and more fluctuation in market value.

Prime Fund

      The Prime Fund seeks to provide, through investment in high quality money market instruments, as high a level of current income obtainable from short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

      The Prime Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate debt obligations rated AA or better by S&P or Aa or better by Moody's; obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers acceptances (bills of exchange used to finance foreign trade) and letters of credit (commercial paper backed by a commercial bank or other financial institution); high grade commercial paper (unsecured indebtedness of business or banking firms); and repurchase agreements secured by the foregoing. The Prime Fund does not intend to concentrate its investments in any one industry but reserves the freedom of action to concentrate in government securities and securities issued or guaranteed by domestic banks and United States branches of foreign banks that are subject to the same regulation as United States banks.

      The Prime Fund may invest in deposit obligations of banks and savings and loans that are members of the FDIC. Such obligations are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that the Prime Fund may have on deposit at any one bank or savings and loan.

      The Prime Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities and U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. Obligations of foreign branches and subsidiaries of foreign deposit institutions may be the general obligation of the parent institution or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Prime Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the obligations specified in this paragraph.

      Obligations of states and their agencies, instrumentalities and political subdivisions that bear interest generally includable in gross income for federal income tax purposes (collectively, "taxable municipal securities") are also permissible investments for the Prime Fund. Certain taxable municipal securities are not "general obligations" (obligations secured by the full faith and credit or taxing power of a governmental body) and, in those cases, are repayable only from such revenues as may be pledged to repay such securities. The Prime Fund will not invest more than 5% of its total assets (taken at market value at the time of each investment) in taxable municipal securities.

      Investments in foreign securities and taxable municipal securities are subject to the same general credit review and credit quality standards as are applicable to the securities in which the Prime Fund is permitted to invest.

However, the financial information available on these obligations may be more limited than what is available for securities that are registered with the SEC or that otherwise are issued by entities that are required to file reports under the Securities Exchange Act of 1934, as amended. Foreign securities are subject to other risks that may include unfavorable political and economic developments and possible withholding taxes or other governmental restrictions that might affect the principal or interest on securities owned by the Prime Fund.

Government Fund

      The Government Fund seeks to provide, through investment in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, as high a level of current income obtainable from short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Tax-Free Fund

      The Tax-Free Fund seeks to provide, through investment in a professionally managed portfolio of high quality municipal obligations, as high a level of current income exempt from federal income taxation obtainable from short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

      The Tax-Free Fund may invest in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities and participation interests therein, the interest on which, in the opinion of counsel for the issuer, is exempt from federal taxation. Specific types of obligations that the Tax-Free Fund may purchase include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes, along with municipal bonds and participation interests therein, that are Eligible Securities (as defined on page 3). In addition, the Tax-Free Fund may purchase other types of tax-exempt municipal obligations, such as short-term discount notes and certain variable or floating rate demand securities, including participation interests therein, that are Eligible Securities.

      The Tax-Free Fund will attempt to invest 100%, and as a fundamental policy under normal circumstances will invest at least 80%, of the value of its net assets in securities that generate interest that is exempt from federal income taxes, including the individual federal alternative minimum tax. For defensive purposes, the Tax-Free Fund may temporarily invest more than 20% of the value of its total assets in taxable money market securities and tax-exempt securities the income on which is an item of tax preference for purposes of the federal alternative minimum tax when, in the opinion of Insight, it is advisable to do so in light of prevailing market and economic conditions for the purpose of preserving liquidity or capital or when Insight believes that suitable tax-exempt securities are not available. When the Tax-Free Fund is in such a temporary defensive position, it is not necessarily pursuing its investment objective of providing income exempt from federal income taxation. The Tax-Free Fund does not expect that such investments will be necessary.


              CERTAIN INVESTMENT STRATEGIES AND RESTRICTIONS

      Repurchase Agreements (applicable to all Funds). Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the condition that, after a stated period of time, the original seller (which must be approved by the Board of Directors of Great Hall and which must be among the 100 largest commercial banks or a primary reporting dealer that reports to the Federal Reserve Bank of New York) will repurchase the security at a mutually agreed upon time and price. Should any seller of a repurchase agreement fail to repurchase the underlying security, a Fund could be delayed or otherwise limited in disposing of the underlying security, could incur disposition costs and could possibly suffer a loss if the proceeds of the sale of such security to a third party are less than the repurchase price. Insight, under guidelines and standards of review established by the Board of Directors of Great Hall, must be satisfied with the creditworthiness of the other party to the agreement before entering a repurchase agreement. All repurchase agreements are fully collateralized and such collateral is marked to market, on a daily basis, at the repurchase price or better. As a fundamental policy, none of the Funds will cause more than 10% of the value of such Fund's total assets to be invested collectively in repurchase agreements maturing in more than seven days and other illiquid securities.

      When-Issued Securities (applicable to Tax-Free Fund). The Tax-Free Fund may purchase securities on a when-issued or delayed delivery basis. Delivery and payment normally take place within one week of the purchase of notes and within one month of the purchase of bonds. There is no limit on the amount of assets that the Tax-Free Fund may invest in when-issued obligations. No interest accrues to the Tax-Free Fund on when-issued securities prior to the time such Fund takes delivery and makes payment. Purchase of when-issued securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the when-issued order is placed. The Custodian will maintain on a daily basis cash or liquid debt securities with a value at least equal to the amount of the Tax-Free Fund's commitments to purchase when-issued securities. During periods when interest rates fluctuate substantially and the Tax-Free Fund remains substantially fully invested at the same time it purchases securities on an when-issued basis, there will be a greater possibility that the market value of the Tax-Free Fund's assets will vary from $1.00 per share. However, under normal circumstances its net asset value or income should not be affected by its purchase of securities on a when-issued basis.

      Municipal Obligations (applicable to Tax-Free Fund). The Tax-Free Fund may invest in variable or floating rate demand notes from municipal and non-governmental issuers, including participation interests therein. These obligations normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. The demand feature of variable rate obligations is frequently supported by a letter of credit or comparable guarantee provided by the selling institution (generally, banks that are members of the Federal Reserve Board or insurance companies). Such obligations will not be purchased unless accompanied by an opinion of seller's counsel, given at the time of purchase by the Tax-Free Fund, that the interest payable in connection with such obligations is exempt from federal income tax. To the extent the portfolio of the Tax-Free Fund is invested in variable or floating rate securities, yields can be expected to decline in periods of falling interest rates more rapidly than if the portfolio of the Fund were invested solely in fixed rate securities. Conversely, yields, under these circumstances, can be expected to increase more rapidly in periods of rising interest rates. See Investment Policies in the Statement of Additional Information.

      Government Securities (applicable to all Funds). The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For examples of such agencies or instrumentalities, see Investment Policies in the Statement of Additional Information. Some such obligations are supported by the full faith and credit of the U.S. Treasury; others by Treasury guarantees; and others by the right of the issuer to borrow from the Treasury. In addition, some obligations of U.S. Government agencies or instrumentalities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and others are supported solely by the credit of the issuing agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. U.
S. Government securities are not guaranteed as to price or market value, which will fluctuate with changes in interest rates. The Funds do not intend to invest in mortgage-backed securities.

      Illiquid Investments (applicable to all Funds). Each Fund is permitted to invest up to 10% of its assets in all forms of "illiquid" investments and may invest without limitation in "restricted" securities which Insight (pursuant to standards established by Great Hall's Board of Directors) has determined are liquid.

      An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, Insight and the Funds believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by Insight to be liquid in accordance with guidelines established by the Funds' Board of Directors. Under these guidelines, Insight must consider (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

      Fundamental Policies and Restrictions (applicable to all Funds). The following policies and restrictions of the Funds are fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the applicable Fund.

      Each Fund may borrow solely as a temporary measure for extraordinary purposes, and then only in an amount not exceeding 5% of total assets. The Funds may only pledge, mortgage or hypothecate their assets to secure permitted borrowings.

      Except as otherwise provided in the next sentence, each Fund may invest no more than 5% of its total assets in the securities of any one issuer, except for securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each Fund may invest more than 5% (but no more than 25%) of the then current value of such Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that: (a) the securities either are rated by two NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities; and (b) such Fund does not make more than one such investment at any one time.

      Each Fund may invest no more than 25% of its total assets in any one industry, except for securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and except that: (a) with respect to the Tax-Free Fund, this restriction does not apply to general obligation municipal securities, and (b) with respect to the Prime Fund and the Tax-Free Fund, this restriction does not apply to securities issued or guaranteed by domestic banks or United States branches of foreign banks that are subject to the same regulation as United States banks.

      For a complete list of investment restrictions, see "Investment Restrictions" in the Statement of Additional Information.


                           INVESTMENT MANAGEMENT

      Insight, 60 South Sixth Street, Minneapolis, Minnesota 55402, serves as each Fund's investment adviser. Pursuant to the investment advisory agreement in effect between the Funds and Insight (the "Advisory Agreement"), Insight manages the investment and reinvestment of each Fund's assets in accordance with such Fund's investment objective, policies and limitations, subject to the general supervision and control of Great Hall's Board of Directors. In addition, Insight is responsible for the overall management of each Fund's business affairs, subject to the authority of the Board of Directors of Great Hall. Under the Advisory Agreement, Insight furnishes office facilities and clerical and administrative services to the Funds and, together with its affiliates, the Co-Distributors, may also bear certain promotional expenses, including a portion of the costs of printing and distributing prospectuses utilized for promotional purposes. Insight also performs and bears the internal costs of research, statistical analysis and continuous supervision of the investment portfolios of each Fund. Insight (formerly Insight Bond Management, Inc.) has been registered with the SEC as an investment adviser since 1983, and has been a portfolio manager of publicly offered investment companies since 1986.

      Under the Advisory Agreement, Insight is entitled to receive a monthly advisory fee based upon a percentage of each Fund's average daily net assets. During the year ended July 31, 1995, Prime Fund, Government Fund and Tax-Free Fund accrued advisory fees equal to approximately 0.52%, 0.50% and 0.50%, respectively, of their average daily net assets.

      Each Fund pays all its expenses that are not expressly assumed by Insight. These expenses include, among others, the advisory fee, the fees and expenses of directors of Great Hall who are not "affiliated persons" of Insight, interest expense, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying each Fund and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian and portfolio accounting charges, auditing and legal expenses, insurance expense, association membership dues, and the expense of shareholders' reports, meetings and proxy solicitations. Each Fund is also liable for such nonrecurring expenses as may arise, including litigation to which such Fund may be a party. Each Fund and/or Great Hall may have an obligation to indemnify its directors and officers with respect to such litigation.

      Insight and the Co-Distributors are wholly-owned subsidiaries of IFG.
The Co-Distributors are member firms of the New York Stock Exchange, Inc. (the "NYSE"), other major securities exchanges and the National Association of Securities Dealers, Inc. The Co-Distributors participate in the securities and commodities brokerage business as well as the underwriting and distribution of new issues and act as dealers in unlisted securities and municipal and corporate bonds.


                             HOW TO INVEST

      You may purchase shares of each Fund at the net asset value next determined following receipt of an order in federal funds. The Funds are sold without a sales charge.

      You may open an account and make your initial investment in a Fund by contacting your investment executive. See "Shareholder Services." Great Hall and the Co-Distributors reserve the right to reject in whole or in part any order to purchase shares of the Funds. The Funds do not issue share certificates.

                          HOW TO REDEEM SHARES

      You may redeem shares for cash through one of the Co-Distributors at the net asset value next computed after receipt of a redemption request in proper form. If shares have been purchased by check and are being redeemed, the purchase check must be collected before payment for the redemption can be made. Redemption will be treated as a sale for federal income tax purposes. See "Taxes."

      Under the 1940 Act, the right of redemption may be suspended or the date of payment postponed for more than seven days at times when the NYSE is closed other than customary weekend or holiday closings, or when trading on the NYSE is restricted, or under certain emergency circumstances as determined by the SEC.


                             NET ASSET VALUE

      The net asset value of each Fund is determined as of the primary closing time of the NYSE (currently 4:00 p.m. New York time), Monday through Friday, except on: (a) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund; or (b) the following national holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Board of Directors of Great Hall expects that the net asset value per share for each of the Funds will ordinarily be $1.00. The net asset value per share of each Fund is calculated by subtracting each Fund's liabilities from the value of its assets (based on the amortized cost method) and dividing the result by the number of outstanding shares of such Fund. The amortized cost method values each Fund's portfolio securities at such Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


                              DISTRIBUTIONS

      All dividends and distributions of each Fund will be reinvested in additional shares of such Fund (including fractional shares where necessary) at net asset value.

      Each Fund will declare dividends from net investment income daily, Monday through Friday (except on customary national business holidays or when the Funds' transfer agent is not open for business) at 3:00 p.m. Central time, immediately prior to the determination of net asset value. The Funds will distribute such dividends monthly on the last business day of each month. The Funds do not expect to realize any net long-term capital gains. If such gains are realized, however, they will be distributed at least annually and will be taxable as "long-term" capital gains, regardless of the length of time the shareholder has held the shares. Each daily dividend is payable on "shares of record" at the time of its declaration. For this purpose, "shares of record" means shares purchased for which payment has been received by the Co-Distributors or the applicable Fund and excludes shares redeemed on the day of the dividend declaration.

                                  TAXES

      Each Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its last taxable year and intends to continue to do so. If so qualified, the Fund will not be subject to federal income taxes to the extent net investment income and net capital gain are timely distributed to shareholders.

Prime Fund and Government Fund

      All dividends other than capital gain dividends that will be paid to shareholders will be taxable as ordinary income. In the case of corporate shareholders, no dividends paid by the Funds will qualify for the dividends received deduction for corporations.

      Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states that tax personal income permit mutual funds to pass through this tax exemption to shareholders. The Government Fund will report to its shareholders annually the percentage and source of interest income earned on such Government obligations to permit shareholders to claim the exemption from state income taxes where permitted.

Tax-Free Fund

      The Tax-Free Fund will distribute substantially all of its investment income and net capital gain to shareholders. Dividends derived from interest earned on tax-exempt municipal obligations designated as exempt-interest dividends by the Fund will not be subject to federal income taxation.

      For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Tax-Free Fund may invest in such obligations, provided that at least 80% of the value of such Fund's net assets will, during normal market conditions, be invested in tax-exempt obligations the interest on which is not an item of tax preference for purposes of the AMT. In addition, all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings for purposes of determining the federal corporate alternative minimum tax.

      Capital gains dividends will be taxed as capital gains, even if reinvested in additional shares. Dividends, if any, derived from sources other than tax-exempt interest and net capital gains will be taxable to shareholders as ordinary income for federal income tax purposes even if reinvested in additional shares. Shareholders not subject to federal income taxation will not be required to pay federal income tax on any amounts distributed to them.

      The Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes and will notify each shareholder annually of the tax status of all distributions. Distributions by the Fund may be subject to state and local taxes. You should consult your tax adviser regarding the tax status of such distributions in the relevant state and locality. The Tax-Free Fund will report to its shareholders annually the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held during the preceding year.


                          SHAREHOLDER SERVICES

      Shareholder inquiries may be directed to Insight or your investment executive. Written inquiries to Insight should be directed to Insight Investment Management at the address set forth on the cover of this Prospectus. You may call Insight, toll free, at (800) 934-6674.

      Each of the Funds intends to send to shareholders written notification of their purchase or redemption transactions on a monthly basis in lieu of immediate confirmation, within five business days after the end of each month. If there is no purchase or redemption activity in a shareholder's account, a quarterly statement will be sent.


                               PERFORMANCE

      From time to time, each Fund may advertise its yield, which reflects the rate of income the Fund earns on its investments as a percentage of its price per share. All yield figures are based on historical earnings and are not intended to indicate future performance.

      The current yield of the Funds refers to the income generated over a seven-day period (which period will be stated in the advertisement). The income is then annualized. That is, the amount of income generated by the investment that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective or compounded yield of the Funds is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective or compounded yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

      The Tax-Free Fund may advertise its taxable equivalent yield, which will be calculated by applying the stated income tax rate only to that portion of the Tax-Free Fund's seven-day yield or effective yield that is exempt from taxation. The stated income tax rate is subtracted from the number 1 (e.g., 1 minus 36% equals 64%), and the tax-exempt portion of the yield is divided by the difference. The result is then added to that portion of the Funds yield, if any, that is not tax-exempt.

      Performance advertising by each Fund may include total return data. The total return of a Fund refers to its overall change in value, assuming all dividends and gains distributions are reinvested. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over one-, five- and ten-year periods of time, that would compare the initial amount to the ending redeemable value of such investment.

      A Fund may also use aggregate total return figures for various periods, representing the cumulative change in value of an investment in such Fund for the specific period (again reflecting change in Fund share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

      The Funds performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those provided by Lipper Analytical Service, Inc., S&P, Dow Jones, CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.


                        DESCRIPTION OF THE FUNDS

      Great Hall was incorporated under the laws of the State of Minnesota in June 1991 and is registered with the SEC under the 1940 Act as an open-end management investment company (commonly known as a "mutual fund"). This registration does not involve supervision of management or investment policy by an agency of the federal government. Great Hall is authorized to issue shares representing interests in separate series, including the Funds and other series
that may be established in the future.   Currently, Great Hall offers its
shares in five separate series. One hundred billion shares have been designated for each of the Prime Fund, the Government Fund and the Tax-Free Fund.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate and is required under Minnesota law to schedule regular or special meetings in certain circumstances. Additionally, under
Section 16(c) of the 1940 Act, the Board of Directors of Great Hall must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.

                        CUSTODIAN AND TRANSFER AGENT

      Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, Minnesota 55479-0040, serves as the custodian of the Funds pursuant to a Custodian Agreement and also serves as the transfer agent of the Funds pursuant to a Dividend and Transfer Agency Agreement. Pursuant to a Shareholder Account Services Agreement, the Co-Distributors and Regional Operations Group, Inc., also a wholly-owned subsidiary of IFG, perform certain shareholder accounting services for the Funds.


                        TAX EXEMPT VS. TAXABLE INCOME

      The table below shows the approximate yields that taxable securities must earn to equal federally tax-exempt yields under selected federal income tax brackets. The 39.6% federal rate is the highest rate currently in effect and currently scheduled to be in effect for individuals in 1996.

                                            Taxable Equivalent Yields
                                         -------------------------------
                                               Federal Tax Brackets
                                         -------------------------------
           Tax-Free Yields                  28%    31%    36%   39.6%
           ---------------                 ----   ----   ----   -----
                2.0%                       2.78   2.90   3.13   3.31
                2.5%                       3.47   3.62   3.91   4.14
                3.0%                       4.17   4.35   4.69   4.97
                3.5%                       4.86   5.07   5.47   5.79
                4.0%                       5.56   5.80   6.25   6.62
                4.5%                       6.25   6.52   7.03   7.45
                5.0%                       6.94   7.25   7.81   8.28

      This table does not take into consideration any federal alternative minimum tax. In addition, the table is based upon yields that are derived solely from tax-exempt income. To the extent that Tax-Free Fund's actual yield is derived from taxable income, the Fund's equivalent taxable yield will be less than set forth in the table. The tax-free yields used in the table should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                            TABLE OF CONTENTS

                                                                     Page
                                                                     ----

      Fees and Expenses..............................................  2
      Financial Highlights...........................................  3
      Investment Objectives and Policies.............................  5
      Certain Investment Strategies and Restrictions.................  8
      Investment Management.......................................... 10
      How to Invest.................................................. 11
      How to Redeem Shares........................................... 12
      Net Asset Value................................................ 12
      Distributions.................................................. 12
      Taxes.......................................................... 13
      Shareholder Services........................................... 14
      Performance.................................................... 14
      Description of the Funds....................................... 15
      Custodian and Transfer Agent................................... 16
      Tax-Exempt vs. Taxable Income.................................. 16

GREAT HALL
      NATIONAL TAX-EXEMPT FUND
      -----------------------------------
      MINNESOTA INSURED TAX-EXEMPT FUND                 [LOGO]
      -----------------------------------
      60 South Sixth Street
      Minneapolis, Minnesota 55402
      (800) 934-6674

      Great Hall National Tax-Exempt Fund ("National Fund") and Great Hall Minnesota Insured Tax-Exempt Fund ("Minnesota Fund" and, together with National Fund, the "Funds") are non-diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company (commonly known as a mutual fund) which currently offers its shares of common stock in five series. This Prospectus pertains only to the Funds and does not pertain to any other series of Great Hall.

      National Fund seeks to maximize current income exempt from federal income tax by investing primarily in medium and lower-grade municipal obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax.
National Fund will not purchase insurance on its portfolio securities.
National Fund may invest in lower rated or non-rated securities which involve certain risks that are discussed under "Investment Objectives and Policies - Risk Factors."

      Minnesota Fund seeks to provide a high level of current income exempt from both federal and State of Minnesota income taxes, and which is not an item of tax preference for the purposes of the federal or State of Minnesota alternative minimum tax. Minnesota Fund will invest exclusively in:
(a) obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal; (b) uninsured obligations that have a Aaa rating by Moody's Investors Service, Inc. ("Moody's") or a AAA rating by Standard & Poor's Corporation ("S&P"), where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government or its agencies or instrumentalities; and (c) to a limited extent, certain uninsured short-term, tax-exempt obligations of issuers with the highest rating from Moody's or S&P.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

                     Prospectus dated December 1, 1995

      This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information containing more information about the Funds, dated December 1, 1995 (which is incorporated herein by reference), has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling Great Hall at the numbers listed above.

      The "Great Hall" name is a trademark of Inter-Regional Financial Group, Inc. ("IFG"). IFG licenses this trademark in connection with a number of investment products and services (including the Great Hall Investment Funds, Inc.) sponsored or distributed by IFG or its subsidiaries.

      No person is authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' official sales literature; and any information or representation not contained herein must not be relied upon as having been authorized by the Funds. Great Hall is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not imply that the Funds or any of their shares have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.
 This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such an offer or solicitation in such state.

      The Funds commenced operations on June 5, 1992 by acquiring the assets and liabilities of National Tax Exempt Fund and Minnesota Insured Fund - series of Carnegie Tax Exempt Income Trust. Historical financial information included in this Prospectus and the related Statement of Additional Information that pre-dates June 5, 1992 relates to the Funds' predecessors.

                           FEES AND EXPENSES

      The purpose of the following table is to assist you in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly.

                                                           National   Minnesota
                                                             Fund       Fund
                                                             ----       ----
Shareholder Transaction Expenses:
      Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)                    4.50%      4.50%
      Maximum Contingent Deferred Sales Charge               1.00%*     1.00%*
      Other Redemption Fees                                  none       none

Annual Fund Operating Expense
(as a percentage of average net assets):
      Management Fees                                        0.50%      0.23%**
      12b-1 Shareholder Servicing Fees                       0.20%**    0.20%**
      Other Expenses                                         0.13%      0.38%
                                                             ----       ----
      Total Fund Operating Expenses                          0.83%**    0.81%**
                                                             ----       ----
_______________________________________________
      * A contingent deferred sales charge may be imposed upon the redemption of certain share purchases of $1 million or more. See "How to Redeem Shares-Contingent Deferred Sales Charge."
     **  Net of voluntary fee waivers.

Example

      You would pay the following  expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                           National   Minnesota
                                                             Fund       Fund
                                                             ----       ----
      One Year..................................              $53        $53
      Three Years...............................               70         70
      Five Years................................               89         88
      Ten Years.................................              143        141

      The above examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Absent voluntary fee waivers and reimbursements, each of National and Minnesota Fund would incur Management Fees of .50% per year of its average daily net assets, would incur 12b-1 fees of .30% per year of its average daily net assets and would incur estimated total fund operating expenses of approximately 0.93% and 1.18%, respectively, of average daily net assets.

      Each Fund's investment adviser, Insight Investment Management ("Insight"), a division of IFG Asset Management Services, Inc. ("AMS"), and/or each Fund's co-distributors, Dain Bosworth Incorporated and Rauscher Pierce Refsnes, Inc. (the "Co-Distributors"), from time to time may voluntarily waive or absorb certain additional Fund fees and expenses. Any such program may be instituted or discontinued at any time in the sole discretion of Insight and/or the Co-Distributors. AMS and each Co-Distributor is a wholly-owned subsidiary of IFG.


                           FINANCIAL HIGHLIGHTS

      The following tables show certain per share data for a share of capital stock outstanding during the indicated periods and selected ratio information for such periods for each Fund. This information has been derived from the financial statements of the Funds (and their predecessors) (which have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors) included in the Statements of Additional Information and should be read in connection therewith:

NATIONAL FUND
-------------
                                        YEAR ENDED JULY 31,
                 ------------------------------------------------------------
                 1995   1994   1993   1992   1991   1990   1989   1988   1987*
                 ----   ----   ----   ----   ----   ----   ----   ----   ----
Net asset value,
   beginning of
   year.......  $10.17 $10.50 $10.22  $9.65  $9.63  $9.68  $9.25  $9.31  $9.60
                ------ ------ ------  -----  -----  -----  -----  -----  -----
Income from
  investment
    operations:
Net investment
  income.......  0.648  0.624  0.652  0.703  0.697  0.669  0.692  0.714  0.653
Realized and
  unrealized gains
(losses) on
    investments,
      net......  0.045 (0.313) 0.280  0.570  0.020 (0.050) 0.430 (0.060)(0.290)
                 -----  -----  -----  -----  -----  -----  -----  -----  -----
Total from
  investment
    operations.  0.693  0.311  0.932  1.273  0.717  0.619  1.122  0.654  0.363
                 -----  -----  -----  -----  -----  -----  -----  -----  -----
Distributions to
  shareholders:
From investment
  income....... (0.648)(0.624)(0.652)(0.703)(0.697)(0.669)(0.692)(0.714)(0.653)
From accumulated
  net realized
    gains...... (0.045)(0.017)  ---    ---    ---    ---    ---    ---    ---
                 -----  -----  -----  -----  -----  -----  -----  -----  -----
Net asset value,
  end of year.. $10.17 $10.17 $10.50 $10.22  $9.65  $9.63  $9.68  $9.25  $9.31

Total return##.  7.16%  2.99%  9.45% 13.84%  7.76%  6.69% 12.55%  7.35%  3.66%

Net assets at
  end of year
  (000s omitted)66,357 72,172 58,048 43,166  46,812 36,439 34,519 23,190 16,833

Ratio of net expenses
  to average daily
    net assets#  0.79%  0.91%  1.01%  0.84%  0.96%  1.23%  1.02%  0.68%  0.26%@

Ratio of net investment
  income to average daily
    net assets#  6.45%  5.98%  6.32%  7.15%  7.26%  6.99%  7.36%  7.71%  6.76%@

Portfolio turnover rate
  (excluding short-term
    securities)  8.45% 27.88% 16.36% 14.50% 13.52% 33.49% 15.76% 20.40% 11.33%
________________________________________________

See footnotes on the following page

MINNESOTA FUND
--------------

                                YEAR ENDED JULY 31,
          -------------------------------------------------------------------
          1995   1994   1993   1992   1991   1990   1989   1988   1987   1986**
          ----   ----   ----   ----   ----   ----   ----   ----   ----   ----

Net asset value,
 beginning of
 year... $9.85  $10.52 $10.29  $9.74  $9.60  $9.67  $9.17  $9.16  $9.34  $9.60
         -----  ------ ------  -----  -----  -----  -----  -----  -----  -----
Income from investment operations:
 Net investment
 income. 0.494   0.502  0.560  0.604  0.623  0.640  0.624  0.624  0.641  0.139

 Realized and unrealized gains
  (losses) on investments,
  net... 0.157  (0.465) 0.230  0.550  0.140 (0.070) 0.500  0.010 (0.180)(0.260)
         -----   -----  -----  -----  -----  -----  -----  -----  -----  -----
Total from investment operations
 ........ 0.651   0.037  0.790  1.154  0.763  0.570  1.124  0.634  0.461 (0.121)
         -----   -----  -----  -----  -----  -----  -----  -----  -----  -----
Distributions to shareholders:
 From investment income
 ........(0.494) (0.502)(0.560)(0.604)(0.623)(0.640)(0.624)(0.624)(0.641)(0.139)

 From accumulated net realized
  gain..(0.097) (0.205)  ---    ---    ---    ---    ---    ---    ---    ---
         -----   -----  -----  -----  -----  -----  -----  -----  -----  -----
Net asset value, end of
 year... $9.91   $9.85  $10.52 $10.29 $9.74  $9.60  $9.67  $9.17  $9.16  $9.34
         -----   -----  ------ ------ -----  -----  -----  -----  -----  -----
Total return##
 ........ 7.00%   0.21%   7.95% 12.41% 8.27%  6.15% 12.69%  7.20%  4.92% (0.92%)

Net assets at end of year
 (000s omitted)
 ........28,635  37,108  29,899 23,009 21,486 13,968 11,488 10,252 9,508  2,260

Ratio of net expenses to
 average daily net assets#
 ........ 0.81%   0.80%   0.76%  0.61% 0.46%  0.45%  0.62%  0.69%  0.37%  0.24%@

Ratio of net investment income
 to average daily net assets#
 ........ 5.12%   4.86%   5.44%  6.11% 6.45%  6.68%  6.65%  6.90%  6.57%  4.77%@

Portfolio turnover rate (excluding
 short-term securities)
 ........ 3.44%  42.40%  20.12%  5.60% 1.25%  5.43%  6.30% 11.55%  0.35%     0%
________________________________________________
*     For the period September 22, 1986 (commencement of operation of National
      Fund) through July 31, 1987.

**    For the period March 5, 1986 (commencement of operation of Minnesota
      Fund) through July 31, 1986.

# Various fund fees and expenses were voluntarily waived or absorbed during the periods referred to above. Had each Fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been as follows: National Fund - 0.90%/6.34% in 1995, 1.01%/5.88% in 1994, 1.24%/6.09% in 1993, 1.14%/6.85% in 1992,
      1.26%/6.96% in 1991, 1.23%/6.99% in 1990, 1.20%/7.18% in 1989,
      1.21%/7.18% in 1988 and 1.06%/5.96% in 1987; Minnesota Fund - 1.16%/4.77%
      in 1995, 1.00%/4.66% in 1994, 1.15%/5.05% in 1993, 1.16%/5.56% in 1992,
      1.22%/5.69% in 1991, 1.25%/5.88% in 1990, 1.42%/5.85% in 1989,
      1.49%/6.10% in 1988, 1.17%/5.77% in 1987 and 1.04%/3.97% in 1986.

##    Total return does not reflect payment of a sales charge.

@     Annualized.

                     INVESTMENT OBJECTIVES AND POLICIES

      The investment objective of each Fund, as set forth below, along with the investment policies identified as fundamental policies, may not be changed without the affirmative vote of the majority of the outstanding voting shares of the Fund. All other policies of a Fund may be changed by the Board of Directors of Great Hall without shareholder approval. There can be no guarantee that the investment objective of either Fund will be achieved.

National Fund

      The investment objective of National Fund is to maximize current income exempt from federal income tax through investments primarily in medium and lower grade municipal obligations. National Fund does not purchase insurance on its portfolio securities.

      National Fund invests in municipal obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities and participation interests therein, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income taxation and is not an item of tax preference for purposes of the federal alternative minimum tax.
The yield generated by National Fund may not be as high as funds that invest in high yield obligations that are taxable. The types of municipal obligations in which National Fund may invest include general obligation bonds (which are payable from property taxing power, either unlimited or limited as to rate or amount), revenue bonds (which are secured by such sources as water and sewer revenues or other essential service revenues, sales tax or other fees, or hospital/healthcare revenues), participation interests in municipal bonds, bond anticipation notes, construction loan notes, revenue anticipation notes, tax anticipation notes and short-term discount notes. See "Municipal Obligations" below for a more detailed description of these municipal obligations.

      Medium grade municipal obligations are rated A or Baa, MIG-2 or Prime-2 by Moody's, or A or BBB, SP-2 or A-2 by S&P, or, if unrated, are considered by Insight, in accordance with policies established by the Board of Directors of Great Hall, to be of comparable quality. Baa and BBB rated securities are regarded as having some speculative characteristics. Medium grade municipal obligations are generally regarded as having adequate but not outstanding capacity to pay interest and repay principal. Lower grade municipal obligations in which National Fund may invest include those rated Ba or B, MIG -3 or Prime-3 by Moody's, or BB or B, SP-3 or A-3 by S&P, or, if unrated, are considered by Insight, in accordance with policies established by the Board of Directors of Great Hall, to be of comparable quality. Lower grade obligations generally are regarded as high risk securities and are highly speculative. See "Risk Factors" discussed below.

      National Fund invests in securities with ratings below Ba or BB only when Insight believes the rating does not accurately reflect the actual quality of the issuer's credit. As a non-fundamental policy, National Fund will not invest more than 5% of its total assets in municipal obligations rated below Ba or BB, or more than 35% of its total assets in municipal obligations rated below Baa or BBB, or, if unrated, having credit characteristics that are considered by Insight, in accordance with policies established by the Board of Directors of Great Hall, to be of comparable quality. National Fund will not purchase municipal obligations rated Caa or lower by Moody's or CCC or lower by S&P, or unrated securities considered by Insight to be of comparable quality. For a description of the applicable Moody's and S&P ratings, see the appendix to this Prospectus. See also "Risk Factors" below.

      Many municipal issuers of medium and lower grade municipal obligations choose not to request a rating for their obligations from the rating agencies. National Fund therefore may consist of a large proportion of unrated securities, which may carry a greater risk but a higher yield than rated securities. Although unrated securities are not necessarily lower in quality, the market for them may not be as broad as for rated securities. National Fund will purchase only those unrated securities that Insight believes are comparable to rated securities that qualify for purchase by National Fund.

Minnesota Fund

      Minnesota Fund seeks to provide a high level of current income exempt from both federal and State of Minnesota income taxes consistent with prudent investment. Minnesota Fund has the added objective of providing income that is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax.

      Minnesota Fund invests in the same types of municipal obligations as described above in the second paragraph under "National Fund." Minnesota Fund invests in municipal obligations of investment grade, i.e., those rated (or, if not rated, considered by Insight, in accordance with policies established by the Board of Directors of Great Hall, to have equivalent credit characteristics) Baa or better, MIG-2 or better, or Prime-2 or better by Moody's, or BBB or better, SP-2 or better, or A-2 or better by S&P. Municipal obligations rated Baa or BBB have certain speculative characteristics. In management's opinion, the risk involved in investing in these Baa or BBB rated obligations will be substantially reduced by insurance.

      Insurance. As a non-fundamental policy, the municipal obligations in the investment portfolio of Minnesota Fund will consist of: (a) obligations that are fully insured as to the scheduled payment of all installments of interest and principal ("Insured Obligations"); and (b) uninsured obligations that have a Aaa rating by Moody's or a AAA rating by S&P, where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government or its agencies or instrumentalities. Additionally, pending the investment or reinvestment of its assets in longer-term municipal obligations, Minnesota Fund may invest up to 35% of its net assets in uninsured short-term tax-exempt municipal obligations, provided such instruments carry an A-1+ or SP-1+ short-term rating or AAA long-term rating by S&P, or a P-1 or MIG-1 short-term rating or Aaa long-term rating by Moody's.

      The Insured Obligations in the portfolio of Minnesota Fund are insured as to the payment of principal and interest either through: (a) insurance purchased by the issuer at the time of original issuance, (b) secondary insurance purchased by a holder after the initial issuance; or (c) portfolio insurance purchased by the Fund. The purpose of insurance is to minimize credit risks to Minnesota Fund and its shareholders associated with defaults in municipal obligations owned by the Fund. There can be no assurance that any insurer will be able to meet its obligations. Further, such insurance does not insure against market risk and therefore does not guarantee the market value of the securities in Minnesota Fund's investment portfolio upon which the net asset value of the Fund's shares is based. Such market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, such insurance does not cover or guarantee the value of the shares of Minnesota Fund. Therefore, the amount received upon redemption of shares of Minnesota Fund may be more or less than the original cost of such shares less any applicable sales charge paid in connection with the acquisition of such shares.

      The premiums for an insurance policy obtained by an issuer of an obligation at its original issuance, or a secondary market insurance policy obtained by a subsequent holder, have been paid in advance by such issuer or subsequent holder and no further payment for such insurance will be required of Minnesota Fund. If a municipal obligation is insured at its original issuance or at a subsequent time through secondary market insurance, no additional coverage will be provided by portfolio insurance, if any, purchased by the Fund. Both original issue insurance and secondary market insurance are non-cancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since such insurance remains in effect as long as the obligations insured thereby are outstanding, the insurance may have an effect on the resale value of obligations in the Fund's portfolio. Therefore, such insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the effect, if any, of this insurance on such market value cannot be meaningfully estimated.

      Secondary market insurance for a municipal obligation may be purchased by Minnesota Fund if, in the opinion of Insight, the market value of such obligation after obtaining such insurance would exceed the value of such obligation (without insurance) plus the cost of such insurance. When the Fund purchases secondary market insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund.
Any difference between the excess of a security's market value as an "Aaa" or "AAA" rated security over its market value without such rating, including the related single premium insurance cost, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

      Minnesota Fund purchased a portfolio insurance policy from Municipal Bond Investors Assurance Corporation ("MBIA Corp."). Portfolio insurance provides "blanket" coverage for those municipal obligations that are required to be insured pursuant to the Fund's investment policy, but which are not otherwise covered by original issue or secondary market insurance. Premiums for portfolio insurance will vary based on the composition of the Fund's portfolio and are expected to be approximately 0.02% of the aggregate principal amount of the Fund's portfolio. Premiums for portfolio insurance will be paid by Minnesota Fund from its assets and therefore will reduce the investment return of the Fund.

      The investment policy requiring insurance on investments applies only to municipal obligations in Minnesota Fund's investment portfolio and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as set forth above, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

      Minnesota Bonds. As described herein, except during temporary defensive periods, Minnesota Fund will invest more than 80% of the value of its total assets in Minnesota municipal obligations. Minnesota Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of, and the market for, Minnesota municipal obligations.

      Further, because of the relatively small number of issuers of Minnesota municipal obligations, Minnesota Fund is more likely to invest a higher percentage of its assets in the securities of one or a small number of issuers than an investment company that invests in a broad range of tax-exempt securities. This lack of diversification involves an increased risk of loss to Minnesota Fund. As a result, the value of Minnesota Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in
securities relating to a number of different states.   It should be noted that
the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within Minnesota. In addition, constitutional or statutory restrictions may limit a government's power to raise revenue or increase taxes. The availability of federal, state and local aid to issuers may also affect their ability to meet their obligations. Additional Information regarding Minnesota is set forth in the Statement of Additional Information.

Investment Policies Applicable to National Fund and Minnesota Fund

      National Fund and Minnesota Fund will attempt to invest 100% (and as a matter of fundamental policy during normal circumstances will invest at least 80%) of the value of their respective net assets in securities the interest on which is exempt from regular federal income tax and federal alternative minimum tax and, with respect to Minnesota Fund, is exempt from the personal income tax of the State of Minnesota and the Minnesota alternative minimum tax. At least 95% of the exempt interest dividends paid by Minnesota Fund will be derived from interest income on obligations of the State of Minnesota or its political or government subdivisions, municipalities, governmental agencies or instrumentalities.

      During temporary defensive periods (e.g., times when, in the opinion of Insight, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which municipal obligations are available), and in order to keep cash on hand fully invested, a Fund may invest any percentage of its assets in temporary investments. Temporary investments are short-term, high-quality securities that may be either tax-exempt or taxable. The Funds would not expect to invest in taxable temporary investments unless suitable tax-exempt temporary investments are not available at reasonable prices and yields. Tax-exempt temporary securities include various obligations issued by state and local governmental issuers, such as tax-exempt notes (bond anticipation notes, tax anticipation notes and revenue anticipation notes or other such municipal obligations maturing in three years or less from the date of issuance) and municipal commercial paper. Taxable temporary securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby. See "Investment Policies" in the Statement of Additional Information for a more detailed description of such investments. To the extent the Funds invest in taxable investments, the Funds may not at such times be in a position to achieve the investment objective of current income exempt from regular federal income tax and (in many cases) state personal income tax.

      Under normal market circumstances, management anticipates that longer-term maturities will provide the highest current income and, accordingly, expects that 80% or more of the assets of National Fund and Minnesota Fund will be invested in long-term municipal obligations. Under normal market conditions, it is anticipated that the average weighted maturity of each Fund's portfolio will be in the range of 17 to 22 years, and possibly in excess of 22 years. However, management reserves the right to substantially shorten average portfolio maturity if yields on shorter-term municipal obligations of comparable quality approach or exceed yields on longer-term municipal obligations or if management otherwise believes it is prudent to do so based on its expectations regarding future yields.

Municipal Obligations

      The Funds invest in municipal obligations, including, primarily, municipal bonds and participation interests therein. The Funds also may invest in bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes. In addition, each Fund may purchase other types of tax-exempt municipal obligations, such as short-term discount notes. Municipal bonds generally are classified as either "general obligation" or "revenue" bonds. See "Investment Policies" in the Statement of Additional Information.

      Bond Anticipation Notes. Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the anticipated sale of the bonds or of renewal notes.
Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

      Variable and Floating Rate Securities. The Funds may invest in certain variable or floating rate demand securities, including participation interests therein. These securities may be general obligation or revenue bonds. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent a Fund is invested in such securities, the degree of fluctuation in the value of its portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed-income securities. The portfolio of a Fund may contain variable or floating rate demand securities on which stated minimum or maximum rates set by state law limit the degree to which interest on such securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable or floating rate demand securities is made in relation to movements of the applicable indexes (e.g., the prime rate), such securities are not comparable to longer-term fixed rate securities. Accordingly, interest rates on such securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

      The demand feature of variable rate participation interests will be supported by a letter of credit or comparable guarantee provided by the selling institution (generally, banks that are members of the Federal Reserve Board or insurance companies). Such participation interests will not be purchased unless accompanied by an opinion of counsel, given at the time of purchase by a Fund, that the interest payable in connection with the participation is exempt from federal income tax.

      State and Municipal Lease Obligations.   Each Fund is permitted to invest
in state and municipal lease obligations ("municipal leases"). Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed in the Statement of Additional Information), Insight may treat certain municipal leases as liquid investments and not subject to the policy limiting investments in illiquid investments.

      Municipal leases are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase or conditional sale contract or a participation certificate in such a lease or contract. Municipal leases frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies. In determining municipal leases in which the Funds will invest, Insight will evaluate the credit rating of the lessee and the terms of the lease. Additionally, Insight may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution.

      The constitution and statutes of many states contain requirements with which the state and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Municipal leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (a) the inclusion in many municipal leases of a

"nonappropriation clause" that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis; (b) the exclusion of a municipal lease from the definition of indebtedness under relevant state law; or (c) the provision in the municipal lease for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

      If a municipal lease is terminated by the public body for nonappropriation or other reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in a loss.

      Municipal leases represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations. Therefore, as mentioned above, municipal leases held by a Fund will be treated as illiquid unless they are determined to be liquid pursuant to the aforementioned liquidity guidelines. Additionally, the lack of an established trading market for municipal leases may make the determination of fair market value more difficult.

Brokerage and Portfolio Turnover

      Insight may consider a number of factors in determining which brokers to use for the Funds' portfolio transactions. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, favorableness of net price, the reasonableness of commissions, and quality of services and execution. A broker's sales of any of the Funds' shares may also be considered a factor if Insight is satisfied that a Fund would receive from that broker the most favorable price and execution then available for a transaction. Transactions in municipal obligations will generally be with the issuer or with dealers acting on a principal basis. However, portfolio transactions for the Funds that are executed on an agency basis may be effected through the Co-Distributors on a securities exchange if the commissions, fees or other remuneration received by a Co-Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through a Co-Distributor, the Funds intend to comply with Section 17(e)(1) of the 1940 Act.

      A change in securities held by a Fund is known as "portfolio turnover."
A 100% portfolio turnover rate would occur if all the securities in a Fund's portfolio were replaced in a period of one year. As the portfolio turnover increases, a Fund can be expected to incur greater brokerage commission expenses and transaction costs, which will be borne by its shareholders. While it is not the policy of either Fund to trade actively for short-term profits, each Fund will dispose of securities without regard to the time they have been held when such action appears advisable to Insight. Portfolio turnover rates for the Funds are set forth in "Financial Highlights."

When-Issued Securities

      The Funds may purchase securities on a "when-issued" or delayed delivery basis. Delivery and payment normally take place within one week of the purchase of notes and within one month of the purchase of bonds.

      There is no limit on the amount of assets that the Funds may invest in "when-issued" obligations. No interest accrues to a Fund on "when-issued" securities prior to the time such Fund takes delivery and makes payment. Purchase of "when-issued" securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the "when-issued" order is placed. The Custodian will maintain on a daily basis segregated accounts for each Fund consisting of cash or liquid debt securities with a value at least equal to the amount of the commitments to purchase "when-issued" securities of such Fund.

Risk Factors

      Although Insight seeks to manage the Funds with a view toward reducing the price volatility of its portfolio, it can be expected that the net asset value of each Fund will change with changes in the value of its portfolio securities. The net asset value of the shares of the Funds can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a fixed-income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can be expected to decline.

      Interest rate fluctuations may affect payment expectations on fixed-income securities. For example, certain municipal obligations may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would likely have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a municipal obligation's value will decrease in a rising interest rate market, resulting in a decrease in the value of the Funds' assets. If a Fund experiences unexpected net redemptions, this may force it to sell its portfolio securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

      Each of the Funds is a "non-diversified" investment company and, as such, could invest all of its assets in the obligations of a single issuer or relatively few issuers. However, each Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code as a "regulated investment company." In order to qualify, among other requirements, each Fund must limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets: (a) not more than 5% of its total assets will be invested in the securities of a single issuer; and
(b) each Fund will not invest in more than 10% of the outstanding voting securities of a single issuer. In addition, the Code requires that not more than 25% in value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year.

      National Fund. Fixed income securities offering the high current income sought by National Fund ordinarily will be in the medium or lower rating categories of recognized rating agencies or will be unrated. Securities rated BB or B by S&P or Ba or B by Moody's (or equivalently rated by another nationally recognized statistical rating organization) are below investment grade (such securities are commonly referred to as "junk bonds") and will generally involve more credit risk than securities in the higher rating categories. In some cases such securities are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to receive payments or to recover full principal when senior securities are in default. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Upon any default, National Fund may incur additional expenses to the extent it is required to seek recovery of the payment of principal or interest on the relevant portfolio holding. For information concerning the rating categories of debt securities and commercial paper, see the appendix to this Prospectus.

      Some securities in National Fund's portfolio may be thinly traded, which may have an adverse impact on market price and the ability of National Fund to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. In addition, a thinly traded market may interfere with the ability of National Fund to accurately value high yield securities and, consequently, value the Fund's assets. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.

      Set forth below are the dollar-weighted average percentages of total investments represented by rated and unrated municipal obligations held by National Fund during the year ended July 31, 1995. Obligations not rated by a nationally recognized statistical rating organization have been assigned ratings by Insight in accordance with rating policies approved by Great Hall's Board of Directors. See "Risk Factors--Unrated Investments" below.

                                               Unrated Securities
                           Rated Securities  of Comparable Quality
  Rating Category            (% of assets)        (% of assets)          Total
  ---------------------      -------------        -------------          -----
  AAA/Aaa..............            2%                   5%                 7%
  AA/Aa................            1%                   1%                 2%
  A....................            7%                   1%                 8%
  BBB/Baa..............           15%                  44%                59%
  BB/Ba................           --                   24%                24%
  B....................           --                   --                 --
                                 ----                 ----               ----
  TOTAL                           25%                  75%               100%

      Unrated Investments. National Fund is permitted to invest without limitation in municipal obligations that are unrated but that are considered by Insight, in accordance with policies established by Great Hall's Board of

Directors, to have characteristics and qualities that are comparable to those rated municipal obligations in which the Funds may invest. The standards and policies approved by Great Hall's Board and employed by Insight in assessing the characteristics and qualities of unrated investments are discussed in the Statement of Additional Information. Unrated issues tend to be somewhat smaller in size and, therefore, less well known than rated issues. Moreover, issuers that would expect to be rated lower by a rating organizations may opt not to be rated because the rating process and associated expense may not be justified from a marketing perspective. As a result, fewer dealers generally are willing to "bid" unrated issues than are willing to bid rated issues, and the bid/ask spreads of unrated issues tend to be somewhat higher than for rated issues. Therefore, unrated issues may tend to be somewhat less liquid, and their market prices more volatile, than rated issues. Additionally, during periods of poor economic conditions, more investors tend to favor high quality rated issues. As a result, the price at which unrated issues may be sold may be more negatively affected during those times than would rated issues.
Because unrated municipal obligations generally are not insurable, Minnesota Fund currently does not invest in unrated municipal obligations.


                           INVESTMENT MANAGEMENT

      Insight, 60 South Sixth Street, Minneapolis, Minnesota 55402, serves as each Fund's investment adviser. Pursuant to the investment advisory agreement between the Funds and Insight (the "Advisory Agreement"), Insight manages the investment and reinvestment of such Fund's assets in accordance with such Fund's investment objective, policies and limitations, subject to the general supervision and control of Great Hall's Board of Directors. In addition, Insight is responsible for the overall management of each Fund's business affairs, subject to the authority of the Board of Directors of Great Hall. Under the Advisory Agreement, Insight furnishes each Fund with office facilities and clerical and administrative services and, together with its affiliates, the Co-Distributors, Insight may also bear certain promotional expenses, including a portion of the costs of printing and distributing prospectuses utilized for promotional purposes. Insight also performs and bears the internal costs of research, statistical analysis and continuous supervision of the investment portfolios of each Fund. Insight (formerly Insight Bond Management, Inc.) has been registered with the SEC as an investment adviser since 1983, and has been a portfolio manager of publicly offered investment companies since 1986, including the predecessor funds of National Fund and Minnesota Fund.

      Under the Advisory Agreement, Insight is entitled to receive a monthly advisory fee of .50% per year of each Fund's average daily net assets.

      Each Fund pays all its expenses that are not expressly assumed by Insight. These expenses include, among others, the advisory fee, the fees and expenses of directors of Great Hall who are not "affiliated persons" of Insight, interest expense, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying each Fund and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, distribution expenses pursuant to the Rule 12b-1 plan, custodian and portfolio accounting charges, auditing and legal expenses, insurance expense, association membership dues, and the expense of shareholders' reports, meetings and proxy solicitations. Each Fund is also liable for such nonrecurring expenses as may arise, including litigation to which such Fund may be a party. Each Fund and/or Great Hall may have an obligation to indemnify its directors and officers with respect to such litigation.

      Insight and the Co-Distributors are wholly-owned subsidiaries of IFG. The Co-Distributors are member firms of the New York Stock Exchange, Inc. (the "NYSE"), other major securities exchanges and the National Association of Securities Dealers, Inc. (the "NASD"). The Co-Distributors participate in the securities and commodities brokerage business as well as the underwriting and distribution of new issues and act as dealers in unlisted securities and municipal and corporate bonds.

      Raye C. Kanzenbach, Senior Portfolio Manager and Vice President of Insight, currently oversees the investment portfolios of all accounts managed by Insight, including the Funds. From 1983 to 1991, Mr. Kanzenbach served as a Director and as Senior Vice President and Secretary of Insight's predecessor, Insight Bond Management, Inc. Mr. Kanzenbach has approximately 21 years of investment management experience. Portfolio management responsibilities are shared by Dennis T. Hippen, Senior Portfolio Manager, Senior Vice President and Director of Client Service of Insight. From 1983 to 1991, Mr. Hippen served as a Director and as President of Insight Bond Management, Inc. Mr. Hippen has approximately 28 years of investment management experience.


                              HOW TO INVEST

      You may purchase shares of each Fund at the public offering price, which is the net asset value next determined following receipt of an order plus the applicable sales charge. The sales charge, which is a percentage of the public offering price, varies with the amount of purchase as shown below.

                                          Sales Charge
                         Sales Charge   as Percentage of   Dealers Discount
                       as Percentage of    Net Amount      as Percentage of
Amount of Purchase      Offering Price      Invested        Offering Price
------------------      --------------      --------        --------------
Less than $100,000.....      4.50%            4.71%              4.00%
Less than $100,000.....      4.50%            4.71%              4.00%
$100,000 to $249,999...      3.75%            3.90%              3.25%
$250,000 to  $499,999..      3.00%            3.09%              2.50%
$500,000 to $999,999...      2.00%            2.04%              1.75%
$1,000,000 or more*....       none             none                *
________________________________
* A contingent deferred sales charge may be imposed with respect to certain investments of $1,000,000 or more. See "How To Redeem Shares Contingent Deferred Sales Charge."

      Pursuant to a Co-Distributor Agreement, shares of Minnesota Fund are distributed through authorized dealers by Dain Bosworth Incorporated, and shares of National Fund are distributed through authorized dealers by both of the Co-Distributors.

      You may open an account and make your initial investment in a Fund by contacting one of the Co-Distributors. The minimum initial investment is $1,000. Subsequent purchases must be in amounts of at least $250. The Funds reserve the right to reject in whole or in part any order to purchase shares of the Funds. The Funds do not issue share certificates.

Automatic Investment Plan

      After you have opened your Fund account, you may arrange to make automatic monthly or quarterly investments into your account by contacting your investment executive and completing the accompanying Account Authorization Form. Under this plan, funds will be drawn from your bank account at regular intervals to purchase shares of a Fund at the applicable offering price on the date of the transfer and a debit will appear on your bank statement. The minimum amount for each such investment is $100.

Reduced Sales Charges

      You may be eligible to purchase shares of National Fund and Minnesota Fund at a reduced sales charge if you qualify for the combined purchase privilege, the cumulative quantity discount or have executed a letter of intent, or if you exercise the reinvestment or exchange privilege. In order for reduced sales charges to apply to any of your investments in the Funds, you must notify, and provide appropriate documentation to, your investment executive regarding your eligibility.

      Shares of National Fund and Minnesota Fund may be sold at net asset value to: (a) officers, directors, partners and employees of Great Hall and Insight, and their spouses, lineal ancestors, descendants and siblings (and the lineal ancestors of such spouses and the spouses of such lineal ancestors, descendants and siblings); (b) officers, directors, partners and employees of outside counsel to the Funds, the Co-Distributors and NASD member firms that have entered into selected dealer agreements with the Co-Distributors and the spouses and minor children of such persons; and (c) advisory accounts through their SEC-registered investment advisers.

      Shareholders of unrelated open-end and closed-end funds with sales loads may buy shares of National Fund and Minnesota Fund without paying a sales charge to the extent that the purchase price of Fund shares is funded by the proceeds from the redemption of shares of any such unrelated fund (within sixty days of the purchase of Fund shares). The Co-Distributors may, out of their own assets, compensate investment executives and other broker-dealers in connection with these purchases of Fund shares.

      It is the investor's obligation to notify (at the time of the investment) his or her investment executive about the investor's eligibility for any applicable reduced sales charge program. Absent such notification, no such program will automatically be applied to any investment in Fund shares, and the applicability of any such program to an investor may be waived by the investor if such waiver would be advantageous to such investor.

Plan of Distribution; Co-Distributor Agreement

      Each of the Funds has adopted a plan of distribution pursuant to Rule
12b-1 under the 1940 Act.   Under the plan of distribution and the Co-
Distributor Agreement, each Fund is authorized to pay the Co-Distributors fees at the annual rate of not more than .30 of 1% of the average net assets of such Fund, which fee may be used to compensate those who sell shares and to pay other expenses of selling shares and providing various services to Fund shareholders. The Co-Distributors have voluntarily agreed to waive their 12b-1 fees to the extent reflected under "Fees and Expenses" and to use such fees only in connection with the provision of shareholder services (including, but not limited to, responding to shareholder inquiries and providing information on their investments) by the Co-Distributors and dealers who enter into selling agreements with the Co-Distributors.


                          HOW TO REDEEM SHARES

      You may redeem shares for cash at the net asset value next computed after your redemption request is received by a Co-Distributor or, in the case of redemptions made through another dealer, by Norwest Bank Minnesota, N.A., the transfer agent for each Fund (the "Transfer Agent"). If shares have been purchased by check and are being redeemed, the purchase check must be collected by the Transfer Agent before payment for the redemption can be made. The net asset value per share may fluctuate between the time you mail your redemption request and the time your request is received.

      Requests for redemption may be made by contacting your investment executive or, if you have elected the Telephone Redemption Privilege on the accompanying Account Authorization Form, by calling Great Hall. Great Hall (or its agents) will employ reasonable procedures to confirm that phone instructions in connection with telephone redemptions are genuine, including requiring that payments be made only to the shareholder's address of record shown on the Application and by requiring certain forms of identification. If Great Hall (or its agents) fail to employ these procedures, Great Hall (or such agent) may be liable for any losses suffered by shareholders as a result of such failure. You may elect to receive payment of redemption proceeds by bank wire to your designated account if the proceeds are $1,000 or more; otherwise, proceeds will be sent by mail to your address of record. If shares are redeemed under this procedure, you will not be required to provide a signature guarantee.

      Under the 1940 Act, the right of redemption may be suspended or the date of payment postponed for more than seven days at times when the NYSE is closed other than customary weekend or holiday closings, or when trading on the NYSE is restricted, or under certain emergency circumstances, as determined by the SEC.

      Shareholders who want to keep their accounts open should leave $500 in the account. Otherwise, if the value of the shares in the account decreases to below $500 as a result of redemption or transfer rather than a decline in the market value of the shares, a Fund may close the account and mail the proceeds from the redemption of the shares to the shareholder's address according to the Transfer Agent's records. The required minimum investment may be changed from time to time by the Board of Directors of Great Hall upon 60 days written notice to shareholders.

Contingent Deferred Sales Charge

      Sales of shares of $1,000,000 or more are not subject to the Funds' front-end sales load ("FESL") (see "How to Invest" in the Funds' prospectus) but are subject to a contingent deferred sales charge ("CDSC"). If such shares are redeemed within a period of 24 months after their purchase date (the "CDSC Period"), the redemption proceeds will be reduced by the CDSC (1% of the lesser of (a) the net asset value of shares subject to the CDSC at the time of purchase, or (b) the net asset value of such shares at the time of redemption). The CDSC will not be applied to shares acquired through reinvestment of income dividends or capital gain distributions or shares held for longer than the CDSC Period. In determining whether the CDSC is payable with respect to any redemption, it will be assumed that shares that are not subject to the CDSC are redeemed first and that other shares or amounts are then redeemed on a last-purchased, first-redeemed basis.

      The CDSC is waived with respect to each class of purchaser and each class of transaction that currently qualifies for waiver of the Fund's FESL (exclusive of waivers based on the amount of the investment), as disclosed under "How to Invest-Reduced Sales Charges" above. Shares of one Fund that are acquired in exchange for shares of the other Fund that were subject to the CDSC generally will be subject to the same CDSC and CDSC period that applied to the shares that were exchanged therefor. The CDSC will not be imposed at the time that Fund shares subject to the CDSC are exchanged for shares of any of the three Great Hall Money Market Funds or at the time such Money Market Funds' shares are re-exchanged for shares of either Fund; provided, however, that, in each such case, the shares acquired will remain subject to the CDSC, and the CDSC Period applicable to such shares will be extended by the period during which such shares represent shares of any of the Great Hall Money Market Funds. The CDSC also is waived on redemption of shares in the event of the death or disability of the shareholder within the meaning of Section 72(m)(7) of the Code.

      Additionally, as set forth under "How to Invest-Reduced Sales Charges," a purchaser of Fund shares may qualify for a waiver or reduction of the FESL if such purchaser qualifies for the combined purchase privilege or cumulative quantity discount or enters into a letter of intent. Unless otherwise exempt from the CDSC, combined purchase privileges, cumulative quantity discounts and letters of intent involving purchases of $1,000,000 or more of Fund shares without the imposition of a FESL will be subject to the CDSC.

      The Co-Distributors, upon notification, provide (out of their own assets) a pro rata refund of any CDSC paid in connection with a redemption of shares of the Funds, by crediting such refunded CDSC to such shareholder's account, if, within 90 days of such redemption, all or any portion of the redemption proceeds are reinvested in shares of one or more of the Funds. Any reinvestment within 90 days of a redemption to which the CDSC was paid will be made without the imposition of a FESL but will be subject to the same CDSC to which such amount was subject prior to the redemption; provided, however, that the CDSC Period will run from the original investment date but will be extended by the number of days between the redemption and the reinvestment dates (inclusive).


                              NET ASSET VALUE

      The net asset value of each Fund is determined as of the primary closing time of the NYSE (currently 4:00 p.m. New York time), Monday through Friday, except on: (a) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund; or (b) the following national holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value per share of each Fund is calculated by subtracting each Fund's liabilities from its assets and dividing the result by the number of outstanding shares of such Fund. When calculating net asset value, all portfolio securities of a Fund are valued at market value when there is a reliable market quotation for the securities and otherwise in accordance with procedures established by the Board of Directors of Great Hall. Reliable market quotations normally are not considered to be readily available for tax-exempt securities. These securities are stated at fair value on the basis of valuations furnished by pricing services, approved by the Board of Directors of Great Hall, which pricing services determine valuations using methods based on market transactions for comparable securities and other factors that are generally recognized by institutional traders.

      Generally, trading in fixed-income municipal obligations is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of shares of the Funds are computed as of such times. Events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of such Fund's net asset value. When events that materially affect the value of securities occur during such a period, the fixed-income securities will be valued at their fair value as determined in good faith by Insight in accordance with procedures established by the Board of Directors of Great Hall.

                              DISTRIBUTIONS

      All dividends and any capital gain distributions of each Fund will be reinvested in additional shares of such Fund (including fractional shares where necessary) at net asset value, without a sales charge, unless you elect in writing, not less than five full business days prior to the record date for a particular dividend or distribution, to receive such dividend or distribution in cash. If you elect to receive distributions in cash, your election will be effective until you give other written instructions to the Fund. The timing and amount of all dividends and distributions are subject to the discretion of the Board of Directors of Great Hall.

      The Funds declare dividends from net investment income daily and pay such dividends monthly. Net investment income for Saturdays, Sundays and other days on which the NYSE is closed will be declared as dividends on the next business day. Each daily dividend is payable on "shares of record" at the time of its declaration. For this purpose, "shares of record" means shares for which payment has been received by the applicable Fund, and excludes shares redeemed on that day.


                                  TAXES

      Each Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, during its last taxable year and intends to continue to do so. If so qualified, the Fund will not be subject to federal income taxes to the extent net investment income and net capital gains are timely distributed to shareholders.

Federal Taxation of Shareholders

      The Funds will distribute substantially all of their investment income and capital gain net income to shareholders. Dividends derived from interest earned on tax-exempt municipal obligations, including insurance proceeds representing maturing interest on defaulted municipal obligations, constitute "exempt-interest dividends" when designated as such by the Funds and will not be subject to federal income taxation. Tax-exempt interest from certain "private activity" bonds issued after August 7, 1986 is considered a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be included in adjusted current earnings for purposes of calculating the alternative minimum tax.

      Dividends, if any, derived from net capital gains will generally be taxable to shareholders as long-term capital gains for federal income tax purposes, regardless of the length of time the shareholder has held his or her shares. Long-term capital gains are currently subject to a maximum tax rate of 28%. Dividends, if any, derived from sources other than tax-exempt interest and net capital gains will be taxable to shareholders as ordinary income for federal income tax purposes even if reinvested in additional shares. Shareholders not subject to federal income taxation will not be required to pay tax on any amounts distributed to them.

      Upon exchange or disposition of shares in a Fund, a shareholder will generally recognize capital gain or loss (which will be long-term capital gain or loss if the shares were held more than one year).

      The Funds anticipate that substantially all of their dividends will be exempt from federal income taxes and will notify each shareholder annually of the tax status of all distributions.

Minnesota Taxation of Shareholders of Minnesota Fund

      The portion of exempt-interest dividends excluded from federal adjusted gross income that is derived from interest income on obligations of the State of Minnesota, its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities (including insurance proceeds representing maturing interest on such obligations), is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the federal exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the federal exempt-interest dividends paid by Minnesota Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends that are directly attributable to interest on obligations of the United States Government or certain United States territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders of Minnesota Fund as long-term capital gains under Minnesota law. However, Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

      Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota "alternative minimum taxable income" of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax.

Minnesota Taxation of Shareholders of National Fund

      The exempt-interest dividends paid by National Fund that are excluded from federal adjusted gross income will be included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends that are directly attributable to interest on obligations of the United States Government and obligations of certain United States territories and possessions.

Consult Tax Adviser for Additional Information

      The foregoing is only a summary of some of the important federal and Minnesota tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal or state income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation, and regarding the tax status of distributions from the Funds in states other than Minnesota. National Fund will report to its shareholders annually the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held during the preceding year. For a discussion of state income taxes with respect to the Funds, see "Taxes" in the Statement of Additional Information.

                           SHAREHOLDER SERVICES

      Shareholder inquiries may be directed to Insight or your investment executive. Written inquires to Insight should be directed to Insight Investment Management at the address set forth on the cover of this Prospectus. You may call Insight, toll free, at (800) 934-6674.

Systematic Withdrawal Plan

      You may participate in the Systematic Withdrawal Plan by contacting your investment executive and completing the applicable section of the accompanying Account Authorization Form. You may elect regular monthly, quarterly, semi-annual or annual payments. This Plan enables you to receive a portion of your invested funds on a periodic basis to supplement income. Such payments are made from share redemptions. If redemptions continue, your account may eventually be exhausted. The minimum initial investment required to start a withdrawal plan is $10,000.

Exchange Privilege

      You may exchange shares of either Fund for shares of the other Fund (without paying any sales charge) or for shares of any of Great Hall's Money Funds at any time. Exchanges of shares of the Money Funds for shares of National Fund or Minnesota Fund will include the payment of the applicable sales charge; however, subsequent to an exchange from National Fund or Minnesota Fund into a Money Fund, you may re-exchange the shares of the Money Fund for shares of either Fund without payment of another sales charge. It is your responsibility, at the time of any exchange, to notify your investment executive regarding your eligibility for a sales charge waivers. Additional exchange instructions may be obtained by contacting your investment executive or by calling the toll free number listed on the cover of this Prospectus. Before considering an exchange to another portfolio of Great Hall, you should read the prospectus for such portfolio.

      Exchanges may be made by contacting your investment executive or, if you have elected the Telephone Exchange Privilege on the accompanying Account Authorization Form, by calling Great Hall. Neither the Funds nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone. The exchange privilege is subject to termination and its terms are subject to change upon 60 days' written notice to shareholders.


                              PERFORMANCE

      From time to time, each Fund may advertise its yield, which reflects the rate of income the applicable Fund earns on its investments as a percentage of its price per share. All yield figures are based on historical earnings and are not intended to indicate future performance. The yield for the Funds is computed by dividing the interest and dividend income each such Fund earned on its investments for a 30-day (or one month) period, less expenses, by the average number of Fund shares outstanding during the period. The figure is expressed as an annualized percentage rate based on the Fund's offering price, including the sales charge, at the end of the 30-day (or one month) period.

      The Funds may advertise their "taxable equivalent yield," which will be calculated by applying the stated income tax rate only to that portion of the yield that is exempt from taxation. The tax-exempt portion of the yield is divided by the number 1 minus the stated income tax rate (e.g., 1 - 28% =
72%).   The result is then added to that portion of the yield, if any, that is not tax-exempt.

      Performance advertising by the Funds will include total return data. The total return of each Fund refers to its overall change in value, assuming reinvestment of all dividends and gains distributions and deduction of the maximum sales charge. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment.

      A Fund may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in such Fund for the specific period (again reflecting changes in Fund share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

      The Funds' performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those provided by Lipper Analytical Service, Inc., S&P, Dow Jones, CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.

      The Funds' Annual Report contains certain performance information regarding the Funds. The Annual Report will be made available to any recipient of this Prospectus upon request and without charge.


                          DESCRIPTION OF THE FUNDS

      Great Hall was incorporated under the laws of the State of Minnesota in June 1991 and is registered with the SEC under the 1940 Act as an open-end management investment company (commonly known as a "mutual fund"). This registration does not involve supervision of management or investment policy by an agency of the federal government. A separate series of capital stock is issued for each of the investment portfolios. Ten billion shares have been designated for each of National Fund and Minnesota Fund.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate and is required under Minnesota law to schedule regular or special meetings in certain circumstances. Additionally, under
Section 16(c) of the 1940 Act, the Board of Directors of Great Hall must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.


                       CUSTODIAN AND TRANSFER AGENT

      Norwest Bank Minnesota, N.A., a national banking association, serves as the Custodian of the Funds pursuant to a Custodian Agreement and also serves as the Dividend and Transfer Agent of the Funds pursuant to a Dividend and Transfer Agency Agreement.

                       TAX-EXEMPT VS. TAXABLE INCOME

      The table below shows the approximate yields that taxable securities must earn to equal federally tax-exempt yields and yields that are exempt from both federal and Minnesota income taxes under selected combined federal/Minnesota income tax brackets, which reflect effective combined rates after deducting Minnesota taxes from federal income. The portion of the table under the heading "Federal Tax Brackets" illustrates taxable equivalent yields for the National Fund, and the portion of the table under the heading "Combined Federal and Minnesota Tax Brackets" illustrates taxable equivalent yields for the Minnesota Fund. In the Minnesota Fund portion of the table, the 33.8% combined federal/Minnesota bracket assumes that the investor is subject to a 28% marginal federal income tax rate and an 8% marginal Minnesota income tax rate. The 36.9% combined federal/Minnesota bracket assumes that the investor is subject to a 31% marginal federal income tax bracket and an 8.5% marginal Minnesota income tax rate. The 41.4% combined federal/Minnesota bracket assumes that the investor is subject to a 36% marginal federal income tax rate and an 8.5% marginal Minnesota income tax rate. The 44.7% combined federal/Minnesota bracket assumes that the investor is subject to a 39.6% marginal federal income tax rate and an 8.5% marginal Minnesota income tax rate. The 39.6% federal rate and 8.5% Minnesota rate are the highest rates currently in effect and currently scheduled to be in effect for individuals in 1996.

                ------------------Taxable Equivalent Yields------------------
                                                    Combined Federal and
                    Federal Tax Brackets           Minnesota Tax Brackets
 Tax-Free      -----------------------------    -----------------------------
  Yields        28%     31%     36%    39.6%    33.8%   36.9%   41.4%   44.7%
  ------       -----   -----   -----   -----    -----   -----   -----   -----
   4.0%        5.56%   5.80%   6.25%   6.62%    6.04%   6.34%   6.83%   7.23%
   4.5%        6.25%   6.52%   7.03%   7.45%    6.80%   7.13%   7.68%   8.14%
   5.0%        6.94%   7.25%   7.81%   8.28%    7.55%   7.92%   8.53%   9.04%
   5.5%        7.64%   7.97%   8.59%   9.11%    8.31%   8.72%   9.39%   9.95%
   6.0%        8.33%   8.70%   9.38%   9.93%    9.06%   9.51%  10.24%  10.85%
   6.5%        9.03%   9.42%  10.16%  10.76%    9.82%  10.30%  11.09%  11.75%
   7.0%        9.72%  10.14%  10.94%  11.59%   10.57%  11.09%  11.95%  12.66%
   7.5%       10.42%  10.87%  11.72%  12.42%   11.33%  11.89%  12.80%  13.56%
   8.0%       11.11%  11.59%  12.50%  13.25%   12.08%  12.68%  13.65%  14.47%

      This table does not take into consideration any federal or Minnesota alternative minimum tax. In addition, the table is based upon yields that are derived solely from tax-exempt income. To the extent a Fund's actual yield is derived from taxable income, the Fund's equivalent taxable yield will be less than set forth in the table. The tax-free yields used in the table should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                   APPENDIX

                         RATINGS OF INVESTMENTS

      The following is a description of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper, loan, note and bond ratings. To the extent that ratings accorded by S&P or Moody's may change as a result of changes in such organizations, the Funds will attempt to use comparable rating standards for their permissible investments.

Description of Moody's Commercial Paper, Loan and Note Ratings.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Repayment capacity will normally be evidenced by the following characteristics:

   *  Leading market positions in well established industries.
   *  High rates of return on funds employed.
   * Conservative capitalization structures with moderate reliance on debt and ample asset protection.
   * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
   * Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Loans bearing the designation MIG-1 by Moody's are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      Loans bearing the designation of MIG-2 are of high quality, with margins of protection ample although not so large as the preceding group.

      Loans bearing the designation of MIG-3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

Description of S&P's Commercial Paper and Municipal Note Ratings

      The rating A is the highest commercial paper rating assigned by S&P. Issues in this category have the greatest capacity for timely payment and are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      The designation A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

      The designation A-3 indicates a satisfactory capacity for timely payment. However, issues with this designation are somewhat more vulnerable to the adverse effects of changes in circumstances than issues carrying the higher designations.

      Municipal notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      Municipal notes rated SP-2 have a satisfactory capacity to pay principal and interest.

      Municipal notes rated SP-3 have a speculative capacity to pay principal and interest.

Description of S&P's Bond Ratings

      AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong

      AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

      A-Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories

      BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Bond Ratings

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with respect to Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Within each rating classification from Aa through B, Moody's has assigned the numerical modifiers 1, 2 and 3. The modifier 1 indicates that a security ranks in the high end of that rating category, 2 in the mid-range of a category and 3 nearer the low end of a category.

                    GREAT HALL INVESTMENT FUNDS, INC.
                       ACCOUNT AUTHORIZATION FORM

A.    ACCOUNT IDENTIFICATION

      Registered Account Name:  ________________________________________
      Account #  _______________________________________________________

B.    DIVIDEND/DISTRIBUTIONS

      If you elected to receive dividends and distributions in cash, you may select from the following options (NOTE: If no option is selected, a check will be mailed to the registered address of my account):
      o  Mail check to the following address:  _________________________
                                               _________________________

      o Deposit directly into my bank account. Attached is a voided check showing the bank account to which dividends and distributions may be deposited.

C.    AUTOMATIC INVESTMENT PLAN

      o Please arrange with my bank to invest $_____________ ($100 minimum) per month in the above designated Fund. Please charge my account on the 15th day (or next business day) of each month commencing on __________ 15, 199__. Attached is a voided check showing the bank account on which the automatic investment may be drawn.

D.    LETTER OF INTENT

      o I elect to take advantage of the Letter of Intent and agree to the escrow provisions herein and certify that I am entitled to reduced rates in accordance with the provisions herein. My initial investment will be at least 5% of the Letter amount. I intend to purchase, although I am not obligated to do so, shares of Great Hall National Tax-Exempt Fund and/or Great Hall Minnesota Insured Tax-Exempt Fund within a 13-month period, in an aggregate amount of at least:

      o  $100,000     o  $250,000     o  $500,000     o  $1,000,000
      o This is a retroactive 90-day Letter, requiring adjustment of prior purchase(s).

E.    COMBINED PURCHASE PRIVILEGE

      o I elect to take advantage of the Combined Purchase Privilege. Below is a list of names and account numbers of qualifying individuals, organizations or other persons (see "Reduced Sales Charges-Combined Purchase Privilege" in the Statement of
         Additional Information) with which I wish to combine my purchase for reduced sales charge purposes.

           __________________________     ___________________________
           Name                           Account #

           __________________________     ___________________________
           Name                           Account #

F.    TELEPHONE EXCHANGE PRIVILEGE

      o I hereby authorize the Fund to honor the telephone request from any of the registered shareholders of the account for the exchange of shares in the Fund for shares of any other Great Hall Fund. The Funds reserve the right to restrict the frequency of transfers, and to otherwise modify, condition, terminate or impose charges upon this telephone exchange privilege at any time without prior notice.

G.    TELEPHONE REDEMPTION PRIVILEGE

      o I hereby authorize the Fund to honor any telephone instructions from any of the registered shareholders of the account for redemption, without signature guarantee, of any or all shares held in my/our account. Proceeds will be mailed as registered on the account or, on redemptions of $1,000 or more, I may request that the proceeds be wired to the bank account designated below. Attached is a voided check showing the bank account to which proceeds of $1,000 or more may be wired if requested.

         NOTICE: Great Hall and the Co-Distributors will employ reasonable procedures to confirm that phone instructions in connection with telephone exchanges and redemptions are genuine, including requiring that payments be made only to the shareholder's address of record or to the bank account shown on the voided check attached to this application and by requiring certain forms of identification. If Great Hall and the Co-Distributors fail to employ these procedures, they may be liable for any losses suffered by shareholders as a result of such failure.

H. SYSTEMATIC WITHDRAWAL PLAN (Shares having a current value of $10,000 or more must be held in the Account at initiation of the Plan, and all shares must be in "book" (non-certificate) form. Unless otherwise specified, all checks will be mailed to the registered address of the account. If the 15th day of the applicable month is not a business day, payment will be made on the preceding business day.)

      Please send a check for $_____________ ($100 minimum) per period (indicate payment period below) commencing on _________ 15, 199__:

      o  Monthly     o  Quarterly     o  Semi-Annually     o  Annually

I.    SIGNATURE AND CERTIFICATION

      I hereby certify that I have received the Fund's current prospectus, agree to be bound by its terms, and that I am empowered and duly authorized to execute and carry out the terms of this Account Authorization Form, and further certify that this Account Authorization Form has been duly and validly executed on behalf of the person or entity listed above and constitutes a legal and binding obligation of such person or entity. All registered owners of joint accounts must sign.


             ___________________________________________________________
             Signature                    Title (if any)            Date



             ___________________________________________________________
             Signature (Joint owner)      Title (if any)            Date

                     LETTER OF INTENT AND TERMS OF ESCROW

      Each purchase will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount specified, as described in the Prospectus of the applicable Great Hall Fund. The indication of an election to take advantage of the Letter of Intent does not constitute a binding commitment to purchase and none of the Great Hall Funds is making any binding commitment to sell, the full amount of shares indicated.

      To insure that future purchases will receive a quantity discount, you, or your investment executive, must inform the appropriate Fund that this Letter of Intent is in effect each time you make an investment in shares. Where an Automatic Investment Plan is involved, your bank must make reference to this Letter of Intent when each remittance is forwarded for investment.

      Reduced rates on large transactions are limited to the following: an individual, his or her spouse and their children under the age of 21 purchasing securities for their own account; a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account; and any other organized group of investors, whether incorporated or not, which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. Such rates are not allowable to a group of individuals whose funds are combined, directly or indirectly, for the purchase of securities or to an agent, custodian or other representative of such group.

      Out of your initial purchase or purchases, 5% of the dollar amount specified in the Letter of Intent shall be held in escrow by the applicable Fund in the form of shares computed at the applicable public offering price. For example, if the amount of this Letter of Intent is $100,000 and the offering price (at the time of the initial transaction) is $10 a share, 500 shares ($5,000 worth) would be held in escrow. All shares purchased, including those escrowed, will be registered in your name and recorded in the same account, which will be credited fully with all income dividends and capital gain distributions declared. If the total purchases equal or exceed the amount specified by you as your expected aggregate purchases, the escrowed shares will be credited to your account. If total purchases are less than the amount specified, you will remit to the Fund an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges you would have paid on your aggregate purchases if the total of such purchases had been made at a single time. Neither dividends from investment income nor capital gain distributions taken in shares will apply toward the completion of this Letter of Intent. The Fund will prepare and mail a statement to you and your investment executive, who shall be responsible for notifying you of the difference due and for determining from you whether you prefer to pay it in cash or have it liquidated from the escrowed shares. If the Fund has not received a check within 21 days of notification, it will be assumed that the preferred method is liquidation.
The Fund will redeem a number of escrowed shares sufficient to realize the difference and release the remainder.

      The Fund is hereby irrevocably appointed your attorney to surrender for redemption any or all escrowed shares under the conditions outlined above.

                           TABLE OF CONTENTS

                                                                  Page
                                                                  ----

Fees and Expenses................................................   3
Financial Highlights.............................................   4
Investment Objectives and Policies...............................   6
Investment Management............................................  15
How to Invest....................................................  16
How to Redeem Shares.............................................  18
Net Asset Value..................................................  20
Distributions....................................................  20
Taxes............................................................  21
Shareholder Services.............................................  23
Performance......................................................  23
Description of the Funds.........................................  24
Custodian and Transfer Agent.....................................  25
Tax-Exempt vs. Taxable Income....................................  26
Appendix -- Ratings of Investments............................... A-1

                       GREAT HALL INVESTMENT FUNDS, INC.

                     Post-Effective Amendment No. 7 to the
                      Registration Statement on Form N-1A


                                    PART B

                      Statements of Additional Information

GREAT HALL
   PRIME MONEY MARKET FUND
---------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------------
   TAX-FREE MONEY MARKET FUND
---------------------------------------
   60 South Sixth Street
   Minneapolis, Minnesota  55402
   (800) 934-6674
              _________________________________________________

                      STATEMENT OF ADDITIONAL INFORMATION
                            dated December 1, 1995
              _________________________________________________

      Great Hall Prime Money Market Fund ("Prime Fund"), Great Hall U.S. Government Money Market Fund ("Government Fund") and Great Hall Tax-Free Money Market Fund ("Tax-Free Fund") (collectively, the "Funds") are diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company (commonly known as a mutual fund) which currently offers its shares of common stock in five series. This Statement of Additional Information relates only to the Funds and does not relate to any other series of Great Hall.

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated December 1, 1995, which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call Great Hall or your investment executive.

                              TABLE OF CONTENTS
                              -----------------
                                                                          Page
                                                                          ----

      Investment Policies.........................................         B-2
      Investment Restrictions.....................................         B-7
      Taxes.......................................................         B-9
      Portfolio Transactions......................................        B-10
      Management and Distribution Agreements......................        B-11
      Determination of Net Asset Value............................        B-12
      Calculation of Performance Data.............................        B-14
      Directors and Officers......................................        B-14
      General Information.........................................        B-17
      Counsel and Auditors........................................        B-18
      Appendix--Ratings of Investments............................         A-1
      Financial Statements........................................         F-1

      No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated December 1, 1995, and, if given or made, such information or representations may not be relied upon as having been authorized by Great Hall or the Co-Distributors. This Statement of Additional Information does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state or jurisdiction in which such offering or solicitation may not lawfully be made. The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the affairs of either of the Funds since the date hereof.

                              INVESTMENT POLICIES

      The following information supplements that set forth under "Investment Objectives and Policies" and "Certain Investment Strategies" in the Prospectus and does not, standing alone, present a complete explanation of the matters disclosed. You must also refer to the Prospectus to obtain information on the matters disclosed below.

Great Hall Prime Money Market Fund

      Prime Fund invests in high quality, domestic money market instruments, including but not limited to marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (described below under "Great Hall U.S. Government Money Market Fund"); corporate debt obligations that are rated AA or better by Standard & Poor's Corporation ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"); obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers' acceptances and documented discount notes and letters of credit; high-grade commercial paper guaranteed or issued by domestic corporations; and instruments (including repurchase agreements) secured by such obligations. All securities mature within 397 days from the date of purchase as required by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), although repurchase agreements may be collateralized by securities maturing in longer than 397 days.

      Investments in obligations of banks and savings and loans are limited to: (a) certificates of deposit issued by banks with assets in excess of $500,000,000 or branches of such banks; (b) certificates of deposit or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers' acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that Prime Fund may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not so insured. Deposit obligations of foreign banks or foreign branches of domestic banks also are not covered by FDIC insurance; in addition, such investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as future political and economic developments and the possible imposition of governmental restrictions.

      Permissible commercial paper investments generally consist of obligations rated Prime-1 or A-1, or their subsequent equivalents, by Moody's or S&P, or unrated commercial paper issued by companies with an unsecured debt issue outstanding that is rated Aa or better by Moody's or AA or better by S&P. Commercial paper constitutes unsecured indebtedness of business or banking firms issued to finance their short-term financial needs. Prime Fund may also purchase corporate debt obligations maturing within 397 days from the date of acquisition with a minimum rating of Aa or AA.

Great Hall U.S. Government Money Market Fund

      Government Fund invests in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations. All securities mature within 397 days from the date of purchase, although repurchase agreements may be collateralized by securities maturing in longer than 397 days.

      Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance. Treasury bills have maturities of one year or less,

Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years.

      Examples of obligations issued by agencies or instrumentalities established or sponsored by the U.S. Government include, among others, securities issued by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Government National Mortgage Association and Student Loan Mortgage Association. See "Certain Investment Strategies and Restrictions-- Government Securities" in the Prospectus for information regarding the credit risk of such obligations. The Government Fund may also invest in securities issued by agencies or instrumentalities of the U.S. Government that may be organized in the future, provided it is satisfied that the credit risk with respect to the issuer is minimal.

Great Hall Tax-Free Money Market Fund

      Tax-Free Fund invests in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests therein, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation.

      Specific types of obligations that Tax-Free Fund may purchase include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes that are Eligible Securities. Tax-Free Fund may also invest in municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds, and other types of tax-exempt municipal obligations, such as short-term discount notes, all of which must be Eligible Securities.

      Securities purchased by Tax-Free Fund mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and quality characteristics that under applicable law and interpretations of such law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

      Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

      Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of such issues now have variable or floating interest rates and demand features that may permit Tax-Free Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

      Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on such bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

      Although Tax-Free Fund may invest more than 25% of its net assets in:
(a) municipal obligations whose issuers are in the same state; (b) municipal obligations the interest upon which is paid solely from revenues of similar projects; and (c) industrial development and pollution control revenue bonds that are not variable or floating rate demand municipal obligations, it does not presently intend to do so on a regular basis. The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in the Prospectus and this Statement of Additional Information with respect to Tax-Free Fund, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

      Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by Tax-Free Fund has been introduced in Congress; other such legislation also may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for Tax-Free Fund's portfolio. Upon the effectiveness of any such legislation that materially affects the Tax-Free Fund's ability to achieve its investment objective, the Board of Directors of Great Hall will reevaluate the Fund's investment objective and submit to its shareholders for approval necessary changes in its objectives and policies.

      Variable and Floating Rate Demand Municipal Obligations. Variable and floating rate demand municipal obligations are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the obligations and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such obligations. The issuer of such an obligation may have a corresponding right to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon notice comparable to that required for the holder to demand payment.

      The variable or floating rate demand municipal obligations in which Tax-Free Fund may invest are payable on demand at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days and upon no more than 30 days' notice. The terms of such obligations must provide that interest rates are adjustable at intervals ranging from weekly up to annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective obligations.
Such obligations are subject to the quality characteristics for municipal obligations set forth above and described in the Prospectus. Tax-Free Fund may invest, without limitation, in such obligations.

      The principal and accrued interest payable to Tax-Free Fund on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by Tax-Free Fund in municipal obligations, except in cases where the security itself meets the credit criteria of the Fund without such letter of credit or comparable guarantee. Thus, although the underlying variable or floating rate demand obligation may be unrated, Tax-Free Fund in such cases will have at all times an alternate credit source to draw upon for payment with respect to such security.

      Tax-Free Fund may also purchase participation interests in variable or floating rate obligations. Such participation interests will have, as part of the participation agreement between the Fund and the selling financial institution, a demand feature that permits Tax-Free Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature always will be supported by a letter of credit or comparable guarantee provided by the selling financial institution. Such financial institution will retain a service fee, a letter of credit fee and a fee for issuing commitments to purchase on demand in an amount equal to the excess of the interest paid on the variable or floating rate obligation in which Tax-Free Fund has a participation interest over the negotiated yield at which the participation interest was purchased. Accordingly, Tax-Free Fund will purchase such participation interests only when the yield to the Fund, net of such fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term, fixed rate, tax-exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

      While variable and floating rate demand municipal obligations are expected to have maturities in excess of 397 days, Great Hall currently expects that Tax-Free Fund will exercise its right to demand payment of principal and accrued interest on such an obligation if it no longer meets the Fund's quality standards, unless, of course, the obligation can be sold for a greater amount in the market.

      Stand-By Commitments. Consistent with the requirement of Rule 2a-7, Tax-Free Fund may also acquire "stand-by commitments" with respect to obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase, at Tax-Free Fund's option, specified obligations at a specified price. "Stand-by commitments" are the equivalent of a "put" option acquired by Tax-Free Fund with respect to particular obligations held in its portfolio.

      The amount payable to Tax-Free Fund upon its exercise of a "stand-by commitment" will normally be: (a) Tax-Free Fund's acquisition cost of the obligation (excluding any accrued interest that Tax-Free Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period Tax-Free Fund owned the obligation; plus (b) all interest accrued on the obligations since the last interest payment date during the period such obligation is owned by Tax-Free Fund. "Stand-by commitments" may be acquired when the remaining maturity of the underlying obligation is greater than 60 days, but will be exercisable by Tax-Free Fund only during the 60 day period before the maturity of such obligation. Absent unusual circumstances, Tax-Free Fund will value the underlying obligation on an amortized cost basis. Accordingly, the amount payable by a dealer during the time a "stand-by commitment" is exercisable is substantially the same as the value of the underlying obligation. Tax-Free Fund's right to exercise "stand-by commitments" must be unconditional and unqualified. A "stand-by commitment" is not transferable by Tax-Free Fund, although it may sell the underlying obligation to a third party at any time.

      Tax-Free Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, it may pay for "stand-by commitments" either separately in cash or by paying a higher price for obligations that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held in Tax-Free Fund's portfolio may not exceed 1/2 of 1% of the value of Tax-Free Fund's total assets calculated immediately after each "stand-by commitment" is acquired.

      Tax-Free Fund intends to enter into "stand-by commitments" only with dealers, banks and broker-dealers that, in the opinion of the Fund's investment adviser, Insight Investment Management ("Insight"), a division of IFG Asset Management Services, Inc., present minimum credit risks. Tax-Free Fund's reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying obligations that are subject to the commitment. However, the failure of a party to honor a "stand-by commitment" could have an adverse impact on the liquidity of Tax-Free Fund during periods of rising interest rates.

      Tax-Free Fund intends to acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a "stand-by commitment" will not affect the valuation or maturity of the underlying obligation, which will continue to be valued in accordance with the amortized cost method.

"Stand-by commitments" will be valued at zero in determining net asset value. Where Tax-Free Fund pays directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment is held. "Stand-by commitments" will not affect the average weighted maturity of Tax-Free Fund's portfolio.

      "When-lssued" Obligations. Tax-Free Fund may make commitments to purchase municipal obligations on a "when-issued" basis, i.e., delivery and payment for the obligations normally takes place at a date after the commitment to purchase although the payment obligation and the coupon rate have been established before the time the Fund enters into the commitment.
The settlement date usually occurs within one week of the purchase of notes and within one month of the purchase of bonds. Great Hall intends that Tax-Free Fund will make commitments to purchase obligations with the intention of actually acquiring them, but may sell the obligations before settlement date if such action is advisable or necessary as a matter of investment strategy. At the time the Fund makes a commitment to purchase an obligation, it will record the transaction and reflect the value of the obligation in determining its net asset value. The Custodian will maintain on a daily basis a separate account for the Fund consisting of cash or liquid debt securities with a value at least equal to the amount of the Fund's commitments to purchase "when-issued" obligations.

      Obligations purchased on a "when-issued" basis or held in Tax-Free Fund's portfolio are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates. Therefore, if to achieve higher interest income Tax-Free Fund remains substantially fully invested at the same time that it has purchased obligations on a "when-issued" basis, there will be a greater possibility that the market value of Tax-Free Fund's assets will vary from $1.00 per share. See "Net Asset Value." However, Tax-Free Fund does not believe that under normal circumstances its net asset value or income will be affected by its purchase of obligations on a "when-issued" basis.

      When payment is made for "when-issued" securities, Tax-Free Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's obligation). Sale of securities to meet such obligations would involve a greater potential for the realization of capital gains, which could cause Tax-Free Fund to realize income not exempt from federal income taxation.

      State and Municipal Lease Obligations.   Tax-Free Fund is permitted to
invest in state and municipal lease obligations ("municipal leases"). Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed in the Prospectus), Insight may treat certain municipal leases as liquid investments and not subject to the policy limiting investments in illiquid investments.

      Municipal leases are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase or conditional sale contract or a participation certificate in such a lease or contract. Municipal leases frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies. In determining municipal leases in which the Funds will invest, Insight will evaluate the credit rating of the lessee and the terms of the lease. Additionally, Insight may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution.

      The constitution and statutes of many states contain requirements with which the state and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Municipal leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (a) the inclusion in many municipal leases of a "nonappropriation clause" that provides that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis; (b) the exclusion of a municipal lease from the definition of indebtedness under relevant state law; or (c) the provision in the municipal lease for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

      If a municipal lease is terminated by the public body for nonappropriation or other reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in a loss.

      Municipal leases represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations. Therefore, as mentioned above, municipal leases held by Tax-Free Fund will be treated as illiquid unless they are determined to be liquid pursuant to the aforementioned liquidity guidelines. Additionally, the lack of an established trading market for municipal leases may make the determination of fair market value more difficult.


                            INVESTMENT RESTRICTIONS

      In addition to the investment objectives and those policies identified as fundamental in the Prospectus, each of the Funds has adopted the following investment restrictions and limitations, which may not be changed without approval of shareholders owning a majority of the outstanding shares of each such Fund, which as used in the Prospectus and this Statement of Additional Information means the lesser of: (a) 67% or more of the shares present at a shareholders' meeting if more than 50% of such Fund's shares are represented at the meeting in person or by proxy; or (b) more than 50% of the outstanding shares of such Fund.

      None of the Funds may:

            (1) purchase common stocks, preferred stocks, warrants or other equity securities;

            (2) purchase securities, if immediately after such purchase more than 5% of its total assets would be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), except that, subject to applicable SEC rules (see the discussion of Rule 2a-7 below), up to 25% of its total assets may be invested without regard to this 5% limitation;

            (3) invest more than 25% of its total assets in any one industry, except that (i) with respect to Tax-Free Fund, this restriction shall not apply to municipal obligations; (ii) with respect to Prime Fund and Tax-Free Fund this restriction shall not apply to securities issued or guaranteed by domestic banks or United States branches of foreign banks that are subject to the same regulation as United States banks; and (iii) this restriction shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

            (4) invest more than 5% of its assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation, with its predecessor, for more than three years);

            (5) borrow money, except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of its total assets at the time of borrowing;

            (6) pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (5) above, it may pledge securities having a market value at the time of such pledge not exceeding 15% of its total assets;

            (7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions;

            (8) write, purchase or sell put or call options, straddles, spreads or any combination thereof except that Tax-Free Fund may acquire rights to resell obligations as set forth herein under "Great Hall Tax-Free Money Market Fund - Variable and Floating Rate Demand Municipal Obligations" and "Stand-By Commitments";

            (9)    underwrite any securities issued by others;

            (10) purchase or sell real estate or real estate mortgage loans (although the Funds may invest in obligations secured by interests in real estate), commodities, commodity contracts (including futures contracts), real estate partnership interests and oil, gas and mineral leases;

            (11) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies; provided, however, that it may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days;

            (12) invest in companies for the purpose of exercising control or management of another company; or

            (13) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      With respect to the application of the 5% limitation contained in investment restriction (2) above to Tax-Free Fund, the non-governmental user of facilities financed by industrial development or pollution control revenue bonds and a financial institution issuing a letter of credit or comparable guarantee supporting a variable rate demand municipal obligation are considered to be issuers. In addition to the above restrictions and limitations, Tax-Free Fund may not purchase securities that are not municipal obligations and the income from which is subject to federal income tax, if such purchase would cause more than 20% of its total assets to be invested in such securities, except that Tax-Free Fund may invest more than 20% of its total assets in such securities during other than normal market conditions. Bonds subject to the alternative minimum tax are considered taxable for this test.

      With respect to the 25% exception referred to in restriction (2) above, Rule 2(a)-7 of the 1940 Act permits a Fund to invest more than 5% (but no more than 25%) of the then current value of such Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that: (a) the securities either are rated by two Nationally Recognized Statistical Rating Organizations in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities; and (b) such Fund does not make more than one such investment at any one time. The foregoing provision of Rule 2(a)-7 is not applicable to the Tax-Free Fund.

      With respect to investment restriction (13) above, "investment companies" refers only to companies registered as investment companies under the 1940 Act.

      In addition to the fundamental limitations set forth above, as a non-fundamental policy, each Fund may not invest more than 10% of its net assets in all forms of illiquid investments, as set forth in the Prospectus under "Illiquid Investments."

      With respect to each of the Funds, if a percentage restriction or limitation is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values or net assets will not be considered a violation thereof.


                                    TAXES

Taxation of the Funds-In General

      Each of the Funds has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to do so. To so qualify, a Fund must, among other things; (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities, or options, futures, and certain forward contracts or foreign currencies held for less than three months (the "30% test"); and
(c) satisfy certain diversification requirements at the close of each quarter of such Fund's taxable year. Furthermore, in order to be entitled to pay tax-exempt interest income dividends to shareholders, Tax-Free Fund must satisfy the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax ("tax-exempt obligations").

      As a regulated investment company, a Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders if at least 90% of its net investment income (including tax-exempt income net of any disallowed deductions relating thereto) and net short-term capital gain for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings and profits.

      Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute: (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve-month period ending on October 31 (or December 31, if such Fund so elects); and (c) any portion (not taxed to such Fund) of the respective balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

      If Tax-Free Fund disposes of a municipal obligation that it acquired after April 30,1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

      If a shareholder receives an exempt-interest dividend with respect to any share and sells or exchanges such share after holding it for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits received by shareholders that are subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by shareholders of the Fund.

      Distributions of exempt-interest dividends by Tax-Free Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations that, if realized by the shareholder directly, would be exempt from such taxes. Tax-Free Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt obligations held by such Fund during the preceding year. Shareholders of Tax-Free Fund are advised to consult their tax advisers concerning the application of state and local taxes.

      Under the Code, investors will not be allowed to deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such the Funds, to the extent such interest expenses relate to exempt-interest dividends received by the shareholder. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of a Fund. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchaser of such shares.

      Tax-Free Fund may acquire variable and floating rate demand municipal obligations and "stand-by commitments" or "puts" from banks and municipal securities dealers. See "Great Hall Tax-Free Money Market Fund - Variable and Floating Rate Demand Municipal Obligations" and "Stand-By Commitments" in this Statement of Additional Information. With respect to each such acquisition, an opinion of issuer's counsel will be issued that Tax-Free Fund will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to such demand features or to such stand-by commitments; the interest on such municipal obligations will be tax-exempt to Tax-Free Fund; and the purchase prices of municipal obligations subject to stand-by commitments must be allocated between such securities and stand-by commitments based upon their relative fair market values.

      A Fund, or a shareholder's broker with respect to a Fund, is required to withhold federal income tax at a rate of 31% of the dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish such Fund with a correct taxpayer identification number ("TIN") or to certify that he is exempt from such withholding or if the Internal Revenue Service notifies such Fund or broker that the shareholder has provided such Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return. An individual's TIN is his or her social security number.

      The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal or state income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning.

      Each investor is advised to consult his or her tax adviser regarding specific questions as to federal, state, local and foreign taxation.


                            PORTFOLIO TRANSACTIONS

      As provided in the investment advisory agreement in effect between Insight and the Funds, Insight makes investment decisions and decisions as to the execution of portfolio transactions for the Funds, subject to the general supervision of the Board of Directors of Great Hall. At times, investment decisions may be made to purchase or sell the same investment security for more than one Fund, in which case the transactions will be allocated as to amount and price in a manner considered equitable to each Fund. In some cases this procedure may possibly have a detrimental effect on the price or volume of the security as far as one or more Funds are concerned. On the other hand, the ability of the Funds to participate in volume transactions may produce better executions for the Funds in some cases. It is the opinion of the Board of Directors that the benefits available because of Insight's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

      Under the 1940 Act, persons affiliated with Great Hall are prohibited from dealing with Great Hall as a principal in the purchase and sale of investments. Since over-the-counter transactions are usually principal transactions, affiliated persons of Great Hall may not serve as a dealer in connection with such transfers or commitments. The 1940 Act also prohibits Great Hall from purchasing a security being publicly underwritten from a syndicate in which any affiliated person is a principal underwriter except in accordance with certain limitations. Furthermore, Great Hall may not use any affiliated person as a broker or dealer in executing portfolio transactions without complying with the limitations imposed by the rules of the SEC, which rules require the commissions, fees or other remuneration received by such affiliated broker or dealer be: (a) reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or dealers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time; and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker or dealer on comparable transactions for its most favored comparable unaffiliated customers.

      Most purchase and sale transactions with respect to a Fund are with the issuer or an underwriter or with major dealers of securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter normally includes a commission paid by the issuer to the underwriter. Purchases or sales from or to dealers will normally reflect the spread between bid and ask prices.

      Insight, in effecting purchases and sales of portfolio securities for the accounts of the Funds, will place orders in such manner as in its opinion will offer the best price and market for the execution of each transaction. Given the best price and market obtainable, it is the practice of the Funds when purchasing through dealers to select them primarily on the basis of the furnishing by such dealers, in addition to satisfactory execution of the transaction, of research information and statistical and other services to Insight. It is not always possible to place a dollar value on information and services received from dealers. Since it is only supplementary to Insight's own research efforts, the receipt of research information is not expected to reduce significantly Insight's expenses. Such Funds may also consider, subject to the requirement of best execution, dealers' sales of the Funds' shares when selecting dealers to execute portfolio transactions. While Insight will be primarily responsible for the placement of such Funds' business, the policies and practices of the Funds in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Directors of Great Hall.

      Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because transactional costs are small, portfolio turnover is not expected to materially affect net asset value or yields. None of the Funds paid any brokerage commissions during the year ended July 31, 1995. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and therefore, each Fund's turnover rate for reporting purposes will be zero.


                    MANAGEMENT AND DISTRIBUTION AGREEMENTS

Investment Adviser; Investment Advisory Agreement

      Insight serves as each Fund's investment adviser. Insight is a division of IFG Asset Management Services, Inc. ("AMS"), a wholly-owned subsidiary of Inter-Regional Financial Group, Inc. ("IFG"). Each Co-Distributor likewise is a wholly-owned subsidiary of IFG.

      Pursuant to an investment advisory agreement (the "Advisory Agreement"), Insight performs and bears the internal cost of research, statistical analysis and continuous supervision of the investment portfolio of each Fund and furnishes office facilities and certain clerical and administrative services to the Funds. In addition, Insight bears all promotional expenses, including the cost of printing and distributing prospectuses utilized for promotional purposes. Other expenses are borne by whichever Fund incurs the expense and such expenses include, but are not limited to, taxes, interest, brokerage fees and commissions, and costs and expenses associated with the following matters and services: registration and qualification of Great Hall, the Funds and their shares with the SEC and the various states; services of custodians, transfer agent, dividend disbursing agent, accounting services agents, shareholder services agents, independent auditors and outside legal counsel; maintenance of corporate existence; preparation, printing and distribution of prospectuses to existing Fund shareholders; services of Great Hall directors who are not employees of Insight or of the Co-Distributors or any of their affiliates; directors' and shareholders' meetings, including the printing and mailing of proxy materials; insurance premiums for fidelity and other coverage; issuance and sale of Fund shares (to the extent not borne by the Co-Distributors under their agreement with Great Hall); redemption of Fund shares; printing and mailing of stock certificates representing shares of the Funds; association membership dues; preparation, printing and mailing of shareholder reports; and portfolio pricing services, if any. Expenses borne by Great Hall and attributable to only one Fund will be allocated to that Fund; expenses that are not specifically allocable will be allocated to each Fund in a manner and on a basis determined in good faith by the Board of Directors of Great Hall, including a majority of the Directors who are not "interested" persons of Great Hall or Insight, to be fair and equitable.

      Under the Advisory Agreement, Insight receives a monthly advisory fee based upon the average value of each Fund's daily net assets. The Tax-Free Fund pays Insight a fee at an annual rate of .50% of its average daily net assets. The Prime Fund and the Government Fund each pay an advisory fee that is scaled downward as net assets increase. The fee for the Prime Fund is paid at an annual rate of .55% on average daily net assets up to $700 million, .50% on average daily net assets of over $700 million up to $1.2 billion, .45% on average daily net assets of over $1.2 billion up to $2 billion, and .40% on average daily net assets of over $2 billion. The fee for the Government Fund is paid at an annual rate of .50% on average daily net assets up to $100 million, .40% on average daily net assets of over $100 million up to $300 million, and .35% on average daily net assets over $300 million. During the year ended July 31, 1995, Prime Fund, Government Fund and Tax-Free Fund paid advisory fees of $6,500,666, $414,653 and $1,521,807, respectively. During the year ended July 31, 1994, Prime Fund, Government Fund and Tax-Free Fund paid advisory fees of $5,054,015, $303,491 and $1,194,424, respectively (with respect to Prime Fund only, net of voluntary fee waivers of $20,000). During the year ended July 31, 1993, Prime Fund, Government Fund and Tax-Free Fund paid advisory fees of $4,317,995, $331,381 and $944,331, respectively (with respect to Prime Fund only, net of voluntary fee waivers of $390,000).

      In the event that the aggregate operating expenses of any Fund (excluding certain expenses) exceed any expense limitation imposed by applicable state securities regulations, Insight has agreed to reimburse such Fund (or otherwise bear the cost) for such excess expenses.

      The Advisory Agreement continues in effect from year to year, if specifically approved at least annually by a vote cast in person at a meeting called for such purpose by a majority of the Directors of Great Hall, and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of Great Hall or Insight ("Independent Directors"). The Advisory Agreement may be terminated by either party thereto, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of Great Hall, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of an assignment. Termination will not affect the right of Insight to receive payment of any unpaid balance of the compensation earned prior to termination.

The Co-Distributors

      Shares of each Fund are continuously offered by and through the Co-Distributors pursuant to a Co-Distributor Agreement. The Co-Distributors are not obligated under such agreement to sell any certain number of Fund shares. The Co-Distributors may enter into dealer agreements with other dealers, pursuant to which such dealers also may sell Fund shares. The Funds have agreed to indemnify the Co-Distributors and their affiliates, to the extent permitted by applicable law, against certain liabilities under the Securities Act of 1933.


                       DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each Fund is calculated separately for each Fund. The assets and liabilities of each Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the SEC. Assets and liabilities attributable to a specific Fund are allocated to that Fund. Assets and liabilities not readily identifiable to a Fund will be allocated among the Funds in a manner and on a basis determined in good faith pursuant to procedures established by the Board of Directors, including a majority of the Directors who are not "interested persons" of Great Hall or Insight, to be fair and equitable.

      The Funds value their portfolio securities using the amortized cost method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to a Fund's shareholders in the daily dividend, the value of such Fund's assets and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of a Fund's securities, as determined by amortized cost, is higher or lower than the price such Fund would receive if it sold the securities. During such periods, the yields on shares of such Fund may differ somewhat from that obtained in similar funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of their portfolio securities. For example, if the use of amortized cost by any Fund resulted in lower aggregate portfolio value on a particular day, prospective investors in such Fund would be able to obtain a somewhat higher yield than would result from investments in a similar fund utilizing solely market values. The converse would apply during a period of rising interest rates.

      In connection with the use of the amortized cost method, the Funds maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only portfolio securities having remaining maturities of 397 days or less. With respect to Tax-Free Fund, and as described under "Great Hall Tax-Free Money Market Fund - Variable and Floating Rate Demand Municipal Obligations" in this Statement of Additional Information, securities having a stated maturity of more than 397 days may be purchased by Tax-Free Fund if they have demand and variable or floating rate features, together with appropriate quality characteristics, that permit determination that such securities may be deemed to have a maturity of less than 397 days. The Board of Directors of Great Hall has also established procedures designed to stabilize, to the extent reasonably possible, each Fund's net asset value per share, as computed for purposes of sales and redemptions, at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors of Great Hall at such intervals as it may deem appropriate to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. With respect to Tax-Free Fund, these procedures also include a review by Insight, in accordance with policies established by the Board of Directors of Great Hall and not less frequently than monthly, of the quality of certain municipal obligations having variable or floating interest rates and demand features that permit Tax-Free Fund to calculate the maturity of such obligations to a point in time prior to their stated maturity. In the event that the Board of Directors of Great Hall determines that a material deviation from net asset value exists, the Board will take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing net asset values per share by using available market quotations.

      The portfolio securities in which each Fund invests fluctuate in value, and hence the net asset value per share (and therefore, the public offering
price) of each Fund may also fluctuate.   On July 31, 1995, the net asset
value and the maximum public offering price per share for the Funds were calculated as follows:

Prime Fund

        Net Assets    ($1,598,925,147)   =   Net Asset Value Per Share ($1.00)
    ----------------------------------
    Shares Outstanding (1,598,925,147)

Government Fund

        Net Assets    ($122,248,949)     =   Net Asset Value Per Share ($1.00)
    ----------------------------------
    Shares Outstanding (122,248,949)

Tax-Free Fund

        Net Assets    ($363,273,066)     =   Net Asset Value Per Share ($1.00)
    ----------------------------------
    Shares Outstanding (362,894,195)

                       CALCULATION OF PERFORMANCE DATA

Yield

      As stated in the Prospectus, each Fund from time to time may advertise its yield. Any performance advertising by the Funds will include total return data.

      The current yield of the Funds is computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

      For the seven-day period ended July 31, 1995, the current yields of Prime Fund, Government Fund and Tax-Free Fund were 5.23%, 5.18% and 3.22%, respectively.
>/R>
      The effective or compounded yield for the Funds is computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective yield = [(Base period return + 1) 365/7] - 1



      For the seven-day period ended July 31, 1995, the effective yields of Prime Fund, Government Fund and Tax-Free Fund were 5.36%, 5.31% and 3.27%, respectively.

      The taxable equivalent yield of Tax-Free Fund is calculated by applying the stated income tax rate only to that portion of the Tax-Free Fund's seven-day yield or effective yield that is exempt from taxation. The stated income tax rate is subtracted from the number 1 (e.g., 1 minus 36% equals 64%), and the tax-exempt portion of the yield is divided by the difference. The result is then added to that portion of the Funds yield, if any, that is not tax-exempt.

      Assuming federal marginal tax rates of 28%, 31%, 36% and 39.6%, the taxable equivalent current yields of Tax-Free Fund for the seven-day period ended July 31, 1995 were 4.47%, 4.67%, 5.03% and 5.33%, respectively.
Assuming the same federal marginal tax rates, the taxable equivalent effective yields of Tax-Free Fund for the seven-day period ended July 31, 1995 were 4.54%, 4.74%, 5.11% and 5.41%, respectively.


                            DIRECTORS AND OFFICERS

      Directors and officers of Great Hall, together with information as to their principal occupations during the past five years, are set forth below. Except as otherwise set forth below, the address of each officer and director is the same as that of Great Hall - 60 South Sixth Street, Minneapolis, Minnesota 55402.

                                                Principal Occupations
                                                During the Past Five Years and
Name and Address               Position         Other Affiliations
----------------               --------         ------------------------------

T. Geron ("Jerry") Bell        Director         President of the Minnesota
501 Chicago Avenue South                        Twins Baseball Club
Minneapolis, MN 55415                           Incorporated since 1987.

                                                Principal Occupations
                                                During the Past Five Years and
Name and Address               Position         Other Affiliations
----------------               --------         ------------------------------

Sandra J. Hale                 Director         President of Enterprise
2308 West Lake of                               Management, Int'l. since 1991;
   the Isles Pkwy.                              Minnesota Commissioner of
Minneapolis, MN 55402                           Administration from 1983 to
                                                1990.

Ron James*                     Director         Vice-President - Minnesota of
150 South Fifth Street                          U.S. West Communications since
Suite 3300                                      1990; Vice President and
Minneapolis, MN 55402                           General Manager-Large Business
                                                Markets of U.S. West
                                                Communications from 1987 to
                                                1990; Director of Ceridian
                                                Corporation since 1991;
                                                Director of The St. Paul
                                                Companies since 1993; Director
                                                of Automotive Industries
                                                Holding, Inc. since 1994.

Jay H. Wein                    Director         Independent consultant since
12900 Whitewater Drive                          April 1995; Chairman of
Minnetonka, MN 55343                            Information Advantage, Inc.
                                                from 1992 to April 1995; Vice
                                                Chairman of National
                                                Designwear, Inc. (which filed
                                                a petition for reorganization
                                                under chapter 11 of Title 11
                                                of the United States Code in
                                                1992 and which currently is
                                                inactive and in the process of
                                                liquidation) since 1990;
                                                Retired in August 1989 after
                                                15 years as Office Managing
                                                Partner of the Minneapolis/St.
                                                Paul Office of Arthur Andersen
                                                & Co.

J. Scott Spiker                Chief            President, Chief Executive
                               Executive        Officer and Director of
                               Officer          Insight and AMS since October
                                                1994; Senior Vice President of
                                                IFG since February 1994;
                                                Senior Vice President and
                                                Business Manager, Employee
                                                Benefit Services, of Norwest
                                                Corporation from 1990 through
                                                January 1994; Product Manager,
                                                Institutional Collective
                                                Funds, of Norwest Corporation
                                                from 1989 through January
                                                1994.

Dennis T. Hippen               Senior           Senior Vice President and
                               Vice             Senior Portfolio Manager of
                               President        Insight since 1991; Director
                                                and President of Insight Bond
                                                Management, Inc. (Insight's
                                                predecessor) from 1983 through
                                                1991.

Raye C. Kanzenbach             Vice             Vice President and Senior
                               President        Portfolio Manager of Insight;
                                                prior to 1991, Director,
                                                Senior Vice President and
                                                Secretary of Insight Bond
                                                Management, Inc. since 1983.

                                                Principal Occupations
                                                During the Past Five Years and
Name and Address               Position         Other Affiliations
----------------               --------         ------------------------------

Julie K. Getchell              Chief            Vice President, Secretary,
                               Financial        Treasurer and Chief Financial
                               Officer          Officer of AMS; prior to 1991,
                                                Vice President and Assistant
                                                Controller of Dain Bosworth
                                                Incorporated since 1985.

Matthew L. Thompson            Secretary        Partner of Faegre & Benson
                                                Professional Limited Liability
                                                Partnership, Great Hall's
                                                general counsel, since May
                                                1995; Vice President,
                                                Assistant Secretary and
                                                Corporate/Fund Counsel of IFG
                                                from January 1994 to May
                                                1995; prior thereto, Partner
                                                of Dorsey & Whitney since 1993
                                                and Associate of Dorsey &
                                                Whitney from 1985 through
                                                1992.
__________________________

* Mr. James may be deemed to be an "interested" Director because he is a director of The St. Paul Companies, which owns a majority interest in a registered broker-dealer.

      The annual compensation of each Director is $6,000 plus $1,000 for each meeting attended. No compensation is paid by Great Hall to its officers. The following table sets forth for such period the aggregate compensation (excluding expenses) paid by Great Hall to its directors during the fiscal year ended July 31, 1995:

                              COMPENSATION TABLE
                              ------------------

                                                        Pensions or Retirement
                                    Aggregate               Benefits Accrued
                                   Compensation               as part of
      Name of Director            from Great Hall         Great Hall Expenses
      ----------------            ---------------         -------------------
      T. Geron (Jerry) Bell          $12,000                     None
      Sandra J. Hale                 $12,000                     None
      Ron James                      $12,000                     None
      Jay H. Wein                    $12,000                     None


      Additional directors of AMS are as follows:

          Name                         Other Positions
          ---------------------        --------------------------------
          Irving Weiser                Chairman, Chief Executive Officer and
                                       President of IFG; Chairman and Chief
                                       Executive Officer of Dain Bosworth Inc.

          Jerry W. Hayes               Chief Executive Officer of Regional
                                       Operations Group, Inc., a subsidiary of
                                       IFG

          John C. Appel                President and Chief Operating Officer
                                       of Dain Bosworth Inc.

          Louis C. Fornetti            Executive Vice President, Chief
                                       Financial Officer and Treasurer of IFG.

                             GENERAL INFORMATION

      Under the terms of the Custodian Agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records. For its services, the Custodian receives from each Fund a monthly fee based upon the average market value of such Fund's securities held in custody plus securities transaction charges; it is also reimbursed for certain out-of-pocket expenses.

      Under the terms of the Dividend and Transfer Agency Agreement, the Transfer Agent maintains the shareholder account records for each Fund, handles certain communications between shareholders and each Fund, distributes dividends and distributions payable by each Fund and produces statements with respect to account activity for each Fund and its shareholders. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts the Transfer Agent maintains for each Fund during the month and is also reimbursed for certain out-of-pocket expenses.

      The Co-Distributors and Regional Operations Group, Inc. ("ROG"), also a wholly-owned subsidiary of IFG, 312 South Third Street, Minneapolis, Minnesota, perform certain shareholder account services for the Funds pursuant to a Shareholder Account Service Agreement. Under the terms of the Shareholder Account Service Agreement, the Co-Distributors and ROG disburse or credit all proceeds of redemptions, dividends and other distributions to shareholders, handle certain communications between shareholders and each Fund, prepare shareholder records, maintain a master account with the Transfer Agent on behalf of shareholders and perform other related services. For their services, the Co-Distributors and ROG receive a monthly fee computed on the basis of the number of shareholder accounts that are maintained for each Fund during the month and are also reimbursed for certain out-of-pocket expenses.

      Great Hall maintains accounting records that specifically allocate assets and liabilities on a series by series basis. The shares of each series represent an undivided interest in the assets and liabilities specifically allocated to that series. Creditors and other persons contracting with Great Hall with respect to a series may look solely to the assets of that series to satisfy claims against Great Hall.

      All Fund shares are the same class and are freely transferable. Each share has equal dividend rights and is entitled to one vote at all shareholder meetings. Separate votes are taken by each series of Great Hall except to the extent that the 1940 Act requires shares of all series to be voted in the aggregate. Shares have non-cumulative voting rights, so that the holders of more than 50% of the shares can, if they choose to do so, elect all the directors of Great Hall, in which event the holders of the remaining shares will be unable to elect any person as a director. Whenever the approval of a majority of the outstanding shares of a series of Great Hall is required in connection with shareholder approval of an investment advisory agreement, changes in the investment objectives, policies or limitations of that series, or changes in the distribution expense plan, a "majority" shall mean the vote of the lesser of: (a) 67% or more of the shares of such series present at a meeting, if the holders of more than 50% of the outstanding shares of such series are present in person or by proxy; or (b) more than 50% of the outstanding shares of such series. To the knowledge of Great Hall, no shareholder beneficially owned 5% or more of any Fund's shares as of September 29, 1995.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Great Hall may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Great Hall. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of Great Hall. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) of the 1940 Act, the Board of Directors of Great Hall shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares, and Great Hall will assist in communications with other shareholders as required by the 1940 Act.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances.

      Under Minnesota law, directors owe Great Hall and its shareholders certain fiduciary duties, including a duty of "loyalty" (to act in good faith and in the best interests of Great Hall) and a duty of "care" (to act with the care that a reasonably prudent person would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate the personal monetary liability of directors to the corporation or its shareholders for breach of the duty of "care." Directors of corporations adopting such a limitation provision still owe the corporation this duty of "care," but under most circumstances cannot be sued for monetary damages for breaches of such duty. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.

      The directors of Great Hall remain fully liable (including possibly for monetary damages) for breaches of their duty of "loyalty," for self-dealing, for bad faith and intentional misconduct, and for violations of the 1933 Act, the Securities Act of 1934, and certain provisions of Minnesota corporation law. Additionally, the 1940 Act prohibits limiting a director's liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the director's duties in the conduct of the director's office, and it is uncertain whether and to what extent directors remain liable for monetary damages for violations of the 1940 Act. The SEC staff has taken the position that investment company directors remain liable for monetary damages under certain circumstances.

      Upon issuance and sale in accordance with the terms of the Fund's Prospectus and Statement of Additional Information, each share of a Fund will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Shares" in the Prospectus. In the event of the dissolution or liquidation of Great Hall, the holders of the shares of any Fund are entitled to receive, as a class, the underlying assets of such Fund available for distribution to shareholders.


                             COUNSEL AND AUDITORS

      Faegre & Benson Professional Limited Liability Partnership, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as Great Hall's general counsel. Lindquist & Vennum PLLP, 4200 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as counsel to Great Hall's disinterested directors.

      KPMG Peat Marwick LLP, 90 South Seventh Street, 4200 Norwest Tower, Minneapolis, Minnesota 55402, has been selected as the independent auditors of Great Hall for its fiscal year ending July 31, 1996.

                                APPENDIX

                         RATINGS OF INVESTMENTS

      The following is a description of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper, loan, note and bond ratings. To the extent that ratings accorded by S&P or Moody's may change as a result of changes in such organizations, the Funds will attempt to use comparable rating standards for their permissible investments.

Description of Moody's Commercial Paper, Loan and Note Ratings.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Repayment capacity will normally be evidenced by the following characteristics:

   *  Leading market positions in well established industries.
   *  High rates of return on funds employed.
   * Conservative capitalization structures with moderate reliance on debt and ample asset protection.
   * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
   * Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Loans bearing the designation MIG-1 by Moody's are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      Loans bearing the designation of MIG-2 are of high quality, with margins of protection ample although not so large as the preceding group.

      Loans bearing the designation of MIG-3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

Description of S&P's Commercial Paper and Municipal Note Ratings

      The rating A is the highest commercial paper rating assigned by S&P. Issues in this category have the greatest capacity for timely payment and are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      The designation A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

      The designation A-3 indicates a satisfactory capacity for timely payment. However, issues with this designation are somewhat more vulnerable to the adverse effects of changes in circumstances than issues carrying the higher designations.

      Municipal notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      Municipal notes rated SP-2 have a satisfactory capacity to pay principal and interest.

      Municipal notes rated SP-3 have a speculative capacity to pay principal and interest.

Description of S&P's Bond Ratings

      AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong

      AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

      A-Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories

      BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Bond Ratings

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with respect to Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Within each rating classification from Aa through B, Moody's has assigned the numerical modifiers 1, 2 and 3. The modifier 1 indicates that a security ranks in the high end of that rating category, 2 in the mid-range of a category and 3 nearer the low end of a category.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1995 and the financial highlights for each of the years in the three-year period ended July 31, 1995 and for the period from November 1, 1991 (commencement of operations) to July 31, 1992. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund at July 31, 1995, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period ended July 31, 1995, and the financial highlights for each of the years in the three-year period ended July 31, 1995 and for the period from November 1, 1991 to July 31, 1992, in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 1, 1995

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1995
                                     Prime       U.S. Government    Tax-Free
                                     Money            Money           Money
                                  Market Fund      Market Fund     Market Fund
------------------------------------------------------------------------------
Assets:
Investments in securities at
  market value (note 2), including
  repurchase agreements of $11,700,000;
  $7,850,000 and $0 respectively
  (identified cost $1,594,411,797;
  $121,800,047 and $358,679,772
  respectively)                 $1,594,411,797     $121,800,047    $358,679,772
Cash in bank on demand deposit         182,318           71,770              --
Organization costs (note 2)             42,745           22,883          26,427
Accrued interest receivable          5,575,615          489,003       2,334,893
Receivable for investment
  securities sold                           --               --       6,685,000
-------------------------------------------------------------------------------
Total assets                     1,600,212,475      122,383,703     367,726,092
-------------------------------------------------------------------------------
Liabilities:
Bank overdraft                              --               --       1,418,441
Payable for investment
  securities purchased                      --               --       2,785,000
Accrued investment advisory fee        677,772           48,359         155,144
Other accrued expenses                 609,556           86,395          94,441
-------------------------------------------------------------------------------
Total liabilities                    1,287,328          134,754       4,453,026
-------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock     $1,598,925,147     $122,248,949    $363,273,066
-------------------------------------------------------------------------------
Represented by:
Capital stock - authorized 100
  billion shares of $.01 par value
  for each Fund, outstanding
  1,598,925,147; 122,248,949
  and 362,894,195 shares,
  respectively                     $15,989,251       $1,222,489      $3,628,942
Additional paid-in capital       1,582,935,896      121,026,460     359,265,253
Accumulated net realized
  gain on investments                       --               --         378,871
-------------------------------------------------------------------------------
    Total - representing net
      assets applicable to
      outstanding capital
      stock                     $1,598,925,147      $122,248,949   $363,273,066
-------------------------------------------------------------------------------
Net asset value per share of
  outstanding capital stock              $1.00             $1.00          $1.00
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
Year ended July 31, 1995
                                            Prime   U.S. Government  Tax-Free
                                            Money        Money         Money
                                         Market Fund  Market Fund   Market Fund
-------------------------------------------------------------------------------
Income:
  Interest                               $70,632,461   $4,726,328   $11,371,501
-------------------------------------------------------------------------------
Expenses (note 4):
  Investment advisory fee                  6,500,666      414,653     1,521,807
  Custodian, accounting and
    transfer agent fees                      436,000       16,849        25,415
  Sub-accounting transfer agent fees       1,356,306       28,600        65,600
  Reports to shareholders                    743,925       24,066        23,545
  Amortization of organization costs          34,196       18,305        21,143
  Directors' fees                              9,000        9,000         9,000
  Audit and legal fees                        95,000       34,748        32,391
  Registration fees                          250,317       49,249       103,179
  Administrative                              25,612        5,000         2,500
  Other expenses                             106,100        9,507        21,679
-------------------------------------------------------------------------------
Total expenses                             9,557,122      609,977     1,826,259
-------------------------------------------------------------------------------
Investment income - net                   61,075,339    4,116,351     9,545,242
-------------------------------------------------------------------------------
Net realized gain on investments (note 3)         --           --       378,871
-------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations              $61,075,339   $4,116,351    $9,924,113
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                         Prime                    U.S. Government                    Tax-Free
                                  Money Market Fund              Money Market Fund               Money Market Fund
----------------------------------------------------------------------------------------------------------------------
                                 Year            Year           Year            Year            Year           Year
                                Ended           Ended          Ended           Ended           Ended          Ended
                               7/31/95         7/31/94        7/31/95         7/31/94         7/31/95        7/31/94
----------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................    $61,075,339     $26,593,223     $4,116,351      $1,653,786     $9,545,242     $4,724,536
  Net realized gain
    on investments.......             --              --             --              --        378,871             --
----------------------------------------------------------------------------------------------------------------------
  Net increase in net assets
    resulting from
    operations...........     61,075,339      26,593,223      4,116,351       1,653,786      9,924,113      4,724,536
----------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
    Investment income --
      net................    (61,075,339)    (26,593,223)    (4,116,351)     (1,653,786)    (9,545,242)    (4,724,536)
----------------------------------------------------------------------------------------------------------------------
Capital share transactions
  at net asset value of
  $1.00 per share:
    Proceeds from sales..    913,133,182     636,374,328    209,369,746      87,481,147    361,116,594    328,051,753
    Shares issued for
      reinvestment of
      net investment
      income
      distributions......     61,075,339      26,593,223      4,116,351       1,653,786      9,545,242      4,724,536
    Payment for shares
      redeemed...........   (405,058,503)   (494,862,042)  (148,052,036)    (98,878,477)  (283,045,576)  (266,967,140)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from capital
  share transactions.....    569,150,018     168,105,509     65,434,061      (9,743,544)    87,616,260     65,809,149
----------------------------------------------------------------------------------------------------------------------
  Total increase
    (decrease) in net
    assets...............    569,150,018     168,105,509     65,434,061      (9,743,544)    87,995,131     65,809,149
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year................  1,029,775,129     861,669,620     56,814,888      66,558,432    275,277,935    209,468,786
----------------------------------------------------------------------------------------------------------------------
Net assets at end
  of year................ $1,598,925,147  $1,029,775,129   $122,248,949     $56,814,888   $363,273,066   $275,277,935
----------------------------------------------------------------------------------------------------------------------

                                          See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes a series of five funds including Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities

    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Federal Taxes

    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders

    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs

    Organization expenses were incurred in connection with the start-up and initial registration of the funds. These costs are being amortized over 60 months on a straight-line basis. If any or all of the shares representing initial capital of the funds is redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

    Repurchase Agreements

    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1994 to July 31, 1995 were as follows:
                                               Purchases        Sales Proceeds
------------------------------------------------------------------------------
    Prime Money Market Fund..............   $14,938,900,001    $14,371,350,399
    U.S. Government Money Market Fund....     2,485,723,854      2,420,335,376
    Tax-Free Money Market Fund...........     1,037,392,719        957,945,032

4.  Fees and Expenses

    The Company has entered into an investment advisory and management agreement with IFG Asset Management Services, Inc. (AMS), under which AMS manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay AMS a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of .55% of the first $700 million in net assets and then decreasing in reduced percentages to .40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of .50% of the first $100 million in net assets and then decreasing in reduced percentages to .35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of .50% of net assets.

    Each of the three funds has also entered into sub-accounting agreements with affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) where each firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DBI and RPR for providing such service, is equal to an annual rate of $9.00 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expense, legal, auditing and accounting services, organizational costs, insurance interest and other miscellaneous expenses.

    Legal fees and expenses of $39,392 for the year ended July 31, 1995 were paid to an affiliate of the funds' sponsor

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                             Prime Money Market Fund
    --------------------------------------------------------------------------
                                                                        Period
                                                                         from
                                       Year       Year       Year      11/1/91
                                       ended      ended      ended        to
                                      7/31/95    7/31/94    7/31/93    7/31/92
    ---------------------------------------------------------------------------
    Net asset value,
      beginning of period              $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Income from
      investment operations             0.05       0.03       0.03       0.03
    Distributions to shareholders
      from investment income           (0.05)     (0.03)     (0.03)     (0.03)
    ---------------------------------------------------------------------------
    Net asset value, end of period     $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Total return                         4.9%       2.8%       2.7%       2.9%
    Net assets at end
      of period (000s omitted)     $1,598,925 $1,029,775   $861,670   $834,743
    Ratio of expenses to
      average daily net assets**        0.77%      0.80%      0.78%      0.71%*
    Ratio of net investment income
      to average daily net assets**     4.93%      2.81%      2.68%      3.63%*
    ---------------------------------------------------------------------------
     * Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the Prime Money Market Fund during the periods prior to 1995. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80% for the year ended July 31, 1994, 0.82%/2.64% for the year ended July 31, 1993, and 0.79%/3.55% for the period ended July 31, 1992.

                                       U.S. Government Money Market Fund
    ---------------------------------------------------------------------------
                                                                        Period
                                                                         from
                                       Year       Year       Year      11/1/91
                                       ended      ended      ended        to
                                      7/31/95    7/31/94    7/31/93    7/31/92
    ---------------------------------------------------------------------------
    Net asset value,
      beginning of period              $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Income from
      investment operations             0.05       0.03       0.03       0.03
    Distributions to shareholders
      from investment income           (0.05)     (0.03)     (0.03)     (0.03)
    ---------------------------------------------------------------------------
    Net asset value, end of period     $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Total return                         4.8%       2.7%       2.6%       2.6%
    Net assets at end
      of period (000s omitted)       $122,249    $56,815    $66,558    $60,834
    Ratio of expenses to
      average daily net assets**        0.73%      0.78%      0.79%      0.76%*
    Ratio of net investment income
      to average daily net assets**     4.94%      2.73%      2.57%      3.47%*
    ---------------------------------------------------------------------------
     * Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the U.S. Government Money Market Fund during the period ended July 31, 1992. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.79%/3.44% for the period.

                                            Tax-Free Money Market Fund
    ---------------------------------------------------------------------------
                                                                        Period
                                                                         from
                                       Year       Year       Year      11/1/91
                                       ended      ended      ended        to
                                      7/31/95    7/31/94    7/31/93    7/31/92
    ---------------------------------------------------------------------------
    Net asset value,
      beginning of period              $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Income from
      investment operations             0.03       0.02       0.02       0.02
    Distributions to shareholders
      from investment income           (0.03)     (0.02)     (0.02)     (0.02)
    ---------------------------------------------------------------------------
    Net asset value, end of period     $1.00      $1.00      $1.00      $1.00
    ---------------------------------------------------------------------------
    Total return                         3.1%       2.0%       2.1%       2.2%
    Net assets at end
      of period (000s omitted)       $363,273   $275,278   $209,469   $187,205
    Ratio of expenses to
      average daily net assets**        0.60%      0.65%      0.67%      0.62%*
    Ratio of net investment income
      to average daily net assets**     3.14%      1.98%      2.09%      2.81%*
    ---------------------------------------------------------------------------
     * Adjusted to an annual basis.

    ** Various fund fees and expenses were voluntarily waived or absorbed by AMS for the Tax-Free Money Market Fund during the period ended July 31, 1992. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.65%/2.78% for the period.

PRIME MONEY MARKET FUND
Investments in Securities
July 31, 1995
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (91.48%):
------------------------------------------------------------------------------

Aerospace (1.25%)
  Raytheon Company
    5.74%, 8/21/95                                $10,000,000       $9,968,111
    5.72%, 8/22/95                                 10,000,000        9,966,633
                                                                   -----------
                                                                    19,934,744
                                                                   -----------
Agricultural Products (1.56%)
  Cargill Inc., 5.88%, 8/4/95                      10,000,000        9,995,100
  Cargill Financial Services, Inc.,
    5.82%, 9/19/95                                 15,000,000 (d)   14,881,175
                                                                   -----------
                                                                    24,876,275
                                                                   -----------
Banks - Domestic (12.52%)
  AES Barbers Point, Inc.,
    5.68%, 9/15/95, LOC Bank of America             7,000,000        6,950,300
  Bank of America, 5.80%, 9/25/95                   7,000,000        6,999,894
  Bank of New York
    5.90%, 9/5/95                                   5,000,000        4,998,931
    6.02%, 8/15/95                                  4,000,000        4,000,624
    5.82%, 1/12/96                                  1,500,000 (e)    1,499,503
  Bankers Trust Company
    6.07%, 12/7/95                                 10,000,000 (f)   10,000,000
    5.68%, 10/11/95                                15,000,000       14,831,967
  Chemical Bank, Bankers Acceptance
    5.72%, 8/4/95                                   3,000,000        2,998,570
    5.61%, 10/4/95                                  6,000,000        5,940,160
    5.55%, 1/16/96                                  6,000,000        5,844,600
    5.85%, 8/14/95                                  5,000,000        4,989,438
    5.84%, 10/23/95                                 5,000,000        4,932,678
  Comerica Bank, Detroit
    5.81%, 4/12/96                                 10,000,000 (e)    9,995,089
    5.75%, 11/22/95                                 5,000,000 (e)    4,998,631
  Fifth Third Bank, Cincinnati
    6.08%, 11/17/95                                 7,000,000        6,998,338
    6.05%, 11/13/95                                10,000,000       10,000,331
    6.22%, 10/27/95                                 8,000,000        7,999,620
  First Bank, Minneapolis, N.A.,
    Bankers Acceptance, 6.03%, 9/29/95              3,000,000        2,970,353

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Banks - Domestic (continued)
  First Bank National Association
    5.85%, 4/12/96                                $10,000,000 (g)  $10,000,000
    5.83%, 1/17/96                                 12,000,000 (g)   12,000,000
  First National Bank of Chicago, 5.76%, 8/10/95   10,000,000        9,999,948
  Hyundai Motor Finance Company,
    6.01%, 10/4/95, LOC Bank of America             1,800,000        1,780,768
  National Bank of Detroit
    5.75%, 8/7/95                                   9,500,000        9,499,921
    6.31%, 10/12/95                                15,000,000       15,000,290
  Nations Bank, Texas, 5.90%, 12/5/95              10,000,000       10,000,000
  Pittsburgh National Bank, N.A., 5.77%, 8/7/95     5,000,000 (e)    4,999,937
  Wachovia Bank of Georgia, 5.76%, 9/26/95         10,000,000       10,000,000
                                                                   -----------
                                                                   200,229,891
                                                                   -----------
Banks - Other (15.26%)
  Accor S.A.
    5.95%, 8/16/95, LOC Banque National De Paris    8,000,000        7,980,167
    5.73%, 10/25/95, LOC Banque National De Paris   7,000,000        6,905,296
  Banque Nationale De Paris, 5.74%, 9/18/95        10,000,000       10,000,108
  Bank of Nova Scotia, 5.76%, 10/20/95             10,000,000        9,999,640
  Centerior Fuels, Inc.
    5.85%, 9/1/95, LOC Barclays Bank                9,000,000        8,954,663
    5.92%, 8/1/95, LOC Barclays Bank                9,777,000        9,777,000
  Commed Fuel Co. Inc.
    5.95%, 8/15/95,
      LOC Canadian Imperial Bank of Commerce       14,000,000       13,967,606
    5.71%, 9/20/95,
      LOC Canadian Imperial Bank of Commerce       11,000,000       10,912,764
  Credit Suisse, 5.71%, 12/18/95                    5,000,000        4,998,835
  Deutche Bank, 5.95%, 8/11/95                     15,000,000       14,975,208
  Enterprise Capital Funding Corporation,
    5.75%, 8/11/95-8/22/95, LOC Swiss Bank         13,000,000 (d)   12,970,451
  JMG Funding, LP, 5.75%, 8/21/95,
    LOC Societe Generale                           10,000,000        9,968,056
  Nebraska Higher Education Loan Program
    5.75%, 8/28/95,
      LOC National Westminister Bank               10,000,000        9,956,875
    5.96%, 8/2/95,
      LOC National Westminister Bank               12,907,000       12,904,863

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Banks-Other (continued)
  Pemex Capital Corporation,
    5.75%, 8/30/95, LOC Credit Suisse              $8,000,000       $7,962,944
  Queensland Aluminum Ltd.
    5.72%, 8/28/95, LOC Credit Suisse               5,000,000        4,978,550
    5.90%, 8/29/95, LOC Credit Suisse               7,000,000        6,967,878
  Rabobank, 6.19%, 10/2/95                         10,000,000       10,000,000
  Royal Bank of Canada
    5.95%, 8/14/95                                  8,000,000        7,982,811
    6.10%, 12/1/95                                 12,000,000 (f)   12,000,000
  SCI Systems, Inc.
    5.74%, 8/15/95, LOC ABN/AMRO                   10,000,000        9,977,678
    5.75%, 8/21/95, LOC ABN/AMRO                   15,000,000       14,952,083
  Societe Generale
    6.04%, 9/11/95                                  5,000,000        4,999,994
    5.86%, 8/25/95                                  9,000,000        8,964,840
  Southwest Gas Corporation, 5.70%, 9/25/95,
    LOC Union Bank of Switzerland                  11,000,000       10,904,208
                                                                   -----------
                                                                   243,962,518
Business Machines (1.80%)                                          -----------
  Pitney Bowes Credit, Inc.
    5.87%, 8/23/95                                 10,000,000        9,964,127
    5.77%, 9/26/95                                  5,000,000        4,955,122
  Xerox Credit Corporation, 5.72%, 8/24/95         10,000,000        9,963,456
  Xerox Corporation, 5.68%, 9/19/95                 4,000,000        3,969,076
                                                                   -----------
                                                                    28,851,781
                                                                   -----------
Chemicals (1.31%)
  Dow Chemical Corporation, 6.02%, 10/15/95         6,000,000        5,982,325
  DuPont (E.I.) deNemours & Company,
    6.54%, 11/20/95                                 5,000,000        5,028,584
  Monsanto Company, 5.88%, 9/7/95                  10,000,000        9,939,567
                                                                   -----------
                                                                    20,950,476
                                                                   -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Conglomerates (1.53%)
  Phillip Morris Companies, Inc.
    7.00%, 3/8/96                                  $2,000,000       $2,017,925
    6.38%, 10/1/95                                  1,500,000        1,507,222
    7.18%, 10/16/95                                   250,000          248,761
    6.04%, 8/15/95                                  5,845,000        5,849,529
    5.90%, 8/4/95                                   5,000,000        4,997,542
    5.80%, 10/4/95                                 10,000,000        9,896,889
                                                                   -----------
                                                                    24,517,868
Drugs & Cosmetics (1.56%)                                          -----------
  Pfizer, Incorporated
    5.93%, 8/1/95                                  15,000,000 (d)   15,000,000
    5.68%, 9/5/95                                  10,000,000 (d)    9,944,778
                                                                   -----------
                                                                    24,944,778
                                                                   -----------
Electronics (1.40%)
  Motorola Credit Corporation, 5.70%, 8/24/95      10,000,000        9,963,583
  Motorola, Incorporated, 5.70%, 8/18/95           12,500,000       12,466,354
                                                                   -----------
                                                                    22,429,937
Financial - Auto (1.56%)                                           -----------
  Ford Motor Credit Corporation
    5.92%, 8/7/95-8/29/95                          14,000,000       13,971,716
    5.91%, 3/15/96                                  1,300,000        1,322,921
    6.34%, 1/5/95                                     600,000          603,318
    6.18%, 9/25/95                                  1,000,000        1,005,748
    6.81%, 5/1/96                                     500,000          511,137
    6.60%, 5/1/96                                   1,000,000        1,016,358
    7.00%, 12/11/95                                 5,000,000        4,984,684
    6.49%, 5/10/96                                  1,550,000 (h)    1,552,882
                                                                   -----------
                                                                    24,968,764
                                                                   -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Financial - Diversified Business (28.11%)
  American General Finance Corporation
    5.72%, 8/30/95                                $15,000,000      $14,930,883
    5.93%, 8/10/95                                  7,000,000        6,989,623
    5.88%, 6/15/96                                  1,000,000          992,652
    6.47%, 3/5/96                                   2,000,000        2,031,685
  Asset Securitization Cooperative Corporation
    5.84%, 9/21/95                                 11,000,000 (d)   10,908,993
    5.70%, 9/20/95                                 10,000,000 (d)    9,920,833
  Associates Corporation of North America
    6.94%, 12/15/95                                 3,550,000        3,576,502
    5.73%, 9/8/95                                  10,000,000        9,939,517
    6.22%, 10/1/95                                  3,350,000        3,383,042
    5.81%, 8/1/95                                     630,000          630,000
    6.90%, 3/1/96                                     750,000          757,860
    7.59%, 12/1/95                                  1,735,000        1,726,213
    7.50%, 2/15/96                                    300,000          295,390
  Avco Financial Services
    5.82%, 8/2/95                                   6,000,000        5,999,030
    5.84%, 9/8/95                                  10,000,000        9,938,356
    6.06%, 8/21/95                                  1,500,000 (i)    1,499,965
    5.73%, 9/29/95                                  7,500,000        7,429,569
  Barton Capital Corporation
    5.73%, 8/9/95-9/13/95                          21,000,000 (d)   20,883,936
    5.81%, 9/25/95                                  4,000,000 (d)    3,964,494
  Beneficial Corporation
    5.90%, 8/24/95                                 17,000,000       16,935,919
    6.96%, 12/1/95                                    500,000          504,515
    5.68%, 9/1/95                                   2,370,000        2,369,545
    6.62%, 2/7/96                                   2,000,000        2,027,704
    5.82%, 9/12/95                                  3,000,000 (i)    2,999,805
  Blue Hawk Funding Corporation, 5.76%, 8/29/95    25,000,000 (d)   24,888,000

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Financial - Diversified Business (continued)
  CIT Group Holdings
    5.92%, 8/9/95                                 $12,082,000      $12,066,105
    5.84%, 12/15/95                                   450,000 (e)      449,739
    7.55%, 2/15/96                                    328,000          330,007
    6.30%, 11/1/95                                    600,000          598,846
    6.67%, 3/15/96                                  1,125,000        1,112,156
  Falcon Asset Securitization
    5.75%, 8/7/95                                   7,700,000 (d)    7,692,621
    5.73%, 8/24/95-9/15/95                         17,000,000 (d)   16,911,503
  Fleet Funding Corporation, 5.77%, 9/6/95         25,000,000 (d)   24,855,750
  General Electric Capital Corporation
    6.10%, 2/16/96                                 15,000,000 (f)   14,997,876
    5.95%, 5/1/18                                   9,995,000 (b)   10,187,679
  Heller Financial, 6.40%, 11/15/95                 1,250,000        1,250,620
  Household Finance Company
    5.90%, 9/1/95                                   4,000,000        4,010,030
    5.94%, 8/16/95                                 12,800,000       12,768,320
    5.72%, 8/29/95                                  8,000,000        7,964,409
  Matterhorn Capital Corporation
    5.73%, 8/17/95                                 11,000,000       10,971,987
    5.97%, 8/3/95                                   8,764,000        8,761,093
  Merrill Lynch & Co.
    6.74%, 3/18/96                                  3,500,000        3,503,356
    5.81%, 9/18/95                                 10,000,000 (g)   10,000,000
    5.98%, 7/1/96                                  10,000,000 (h)   10,000,000
  Morgan Stanley & Company
    5.82%, 9/22/95                                 10,000,000        9,915,933
    5.78%, 9/14/95                                  8,000,000        7,943,484
  Norwest Financial Corporation, 7.15%, 11/1/95       700,000          700,147
  Receivables Capital Corporation
    5.83%, 10/2/95                                 10,000,000 (d)    9,899,594
    5.75%, 8/14/95                                 10,317,000 (d)   10,295,578

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Financial - Diversified Business (continued)
  Retailer Funding Corporation, 5.75%, 8/25/95    $19,192,000      $19,118,431
  Transamerica Finance Corporation
    5.88%, 8/21/95                                  7,000,000        6,977,133
    5.72%, 9/7/95                                  10,000,000        9,941,211
    5.93%, 9/1/95                                     600,000          599,739
  Triple A One Plus Funding Corporation
    5.98%, 8/4/95                                   7,000,000 (d)    6,996,512
    5.95%, 8/8/95                                  12,060,000 (d)   12,046,047
    5.75%, 8/18/95                                  3,600,000 (d)    3,590,225
    5.69%, 9/20/95                                  2,400,000 (d)    2,381,033
  Windmill Funding Corporation
    5.75%, 8/25/95                                  7,000,000 (d)    6,973,167
    5.95%, 8/10/95                                 18,000,000       17,973,225
                                                                   -----------
                                                                   449,307,587
                                                                   -----------
Food & Beverage (3.71%)
  Campbell Soup Company, 5.72%, 9/12/95            12,000,000       11,919,920
  CPC International, 5.80%, 9/26/95                15,000,000 (d)   14,864,667
  H.J. Heinz Company
    5.73%, 8/24/95                                  9,500,000        9,465,222
    5.72%, 8/23/95                                 10,000,000        9,965,044
  PepsiCo Incorporated
    6.58%, 1/30/96                                 10,000,000       10,030,561
    5.76%, 9/20/95                                  3,000,000 (i)    2,999,513
                                                                   -----------
                                                                    59,244,927
                                                                   -----------
Forest and Paper Products (0.62%)
  Kimberly-Clark
    5.85%, 8/25/95                                  9,000,000        8,964,900
    5.67%, 9/22/95                                  1,000,000          991,810
                                                                   -----------
                                                                     9,956,710
                                                                   -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Household Products (1.12%)
  Proctor and Gamble
    5.70%, 9/12/95                                 $5,000,000       $4,966,750
    5.85%, 8/10/95                                  5,000,000        4,992,688
    7.35%, 11/1/95                                  8,000,000        7,958,328
                                                                   -----------
                                                                    17,917,766
Medical and Health Care (0.90%)                                    -----------
  Bausch & Lomb, Incorporated
    6.18%, 11/21/95                                 2,000,000        2,003,072
    5.73%, 8/23/95                                  5,000,000        4,982,492
    5.82%, 9/21/95                                  7,500,000        7,438,163
                                                                   -----------
                                                                    14,423,727
Oil Services (3.11%)                                               -----------
  Exxon Capital Corporation
    6.50%, 2/14/96                                 15,000,000       15,095,137
    6.53%, 4/15/96                                  5,000,000        5,045,132
  Mobil Australia Finance Company, 5.69%, 8/31/95   9,679,000 (d)    9,633,105
  Texaco, Inc., 5.81%, 8/31/95                     20,000,000       19,903,167
                                                                   -----------
                                                                    49,676,541
Printing & Publishing (2.08%)                                      -----------
  Donnelley (R.R.) & Sons, Co.
    5.72%, 8/14/95                                  7,500,000 (d)    7,484,508
    5.73%, 9/13/95                                 11,000,000 (d)   10,924,714
  McGraw-Hill, Inc., 5.92%, 8/2/95                 14,897,000       14,894,550
                                                                   -----------
                                                                    33,303,772
Retail Stores (2.33%)                                              -----------
  J.C. Penney Funding, Inc.
    5.90%, 8/4/95                                  15,000,000       14,992,625
    5.72%, 9/8/95                                   4,000,000        3,975,849
    5.93%, 8/10/95                                  6,000,000        5,991,105
  Toys R Us
    5.68%, 9/1/95                                   4,300,000        4,278,968
    5.70%, 8/28/95                                  8,000,000        7,965,800
                                                                   -----------
                                                                    37,204,347
                                                                   -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
------------------------------------------------------------------------------

Utilities - Electric (5.11%)
  Baltimore Gas & Electric Company,
    6.45%, 10/15/95                               $10,835,000      $10,890,991
  Carolina Power & Light, 5.95%, 8/2/95            12,000,000       11,998,017
  Citizens Utilities Company, 5.85%, 9/5/95         8,000,000        7,954,500
  Florida Power Corporation
    5.71%, 8/11/95                                  7,000,000        6,988,897
    5.68%, 9/19/95                                 15,000,000       14,884,033
  Southern California Edison, 5.70%, 10/6/95       15,000,000       14,843,250
  Northern States Power Company, Inc.,
    5.93%, 8/7/95                                  14,235,000       14,220,931
                                                                   -----------
                                                                    81,780,619
Utilities - Telephone (4.64%)                                      -----------
  American Telephone & Telegraph Company
    5.69%, 9/28/95                                 13,500,000       13,376,351
    6.02%, 4/19/96                                  1,000,000 (f)    1,000,729
  Ameritech Capital Funding, 5.79%, 9/28/95        10,000,000        9,906,797
  Bell Atlantic Financial Services,
    5.72%, 8/9/95-8/18/95                          25,000,000       24,945,342
  Southwestern Bell Capital Corporation
    5.88%, 8/22/95                                 10,000,000        9,965,700
    5.95%, 8/2/95                                   7,000,000        6,998,843
    5.90%, 8/28/95                                  8,000,000        7,964,600
                                                                   -----------
                                                                    74,158,362
------------------------------------------------------------------------------
Total Commercial Paper & Other
  Corporate Obligations (cost: $1,462,641,390)                  $1,462,641,390
------------------------------------------------------------------------------
Government & Agencies Securities (7.51%):
------------------------------------------------------------------------------
  Federal Farm Credit Bank, 5.94%, 2/26/96          9,000,000 (e)    8,987,955
  Federal Home Loan Bank
    5.50%, 1/19/96                                 10,800,000       10,517,850
    5.75%, 12/15/95                                 5,000,000 (g)    5,000,000
  Federal Home Loan Mortgage Corp., 5.65%, 9/7/95   5,000,000        4,999,466
  Federal National Mortgage Association
    6.40%, 11/10/95                                 2,500,000        2,524,576
    6.55%, 3/1/96                                   5,000,000        4,944,417
    6.54%, 3/27/96                                  4,000,000        3,997,959
    5.80%, 2/28/96                                  2,000,000        2,010,005
    5.73%, 10/30/95                                 5,000,000 (g)    4,999,679

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
Government & Agencies Securities (continued):
------------------------------------------------------------------------------

  Student Loan Marketing Association
    5.75%, 8/17/95-8/31/95                         43,698,000       43,524,041
    5.97%, 8/8/95                                   6,302,000        6,294,684
    5.79%, 7/19/96                                  5,000,000 (e)    4,997,663
    6.02%, 11/27/96                                 2,275,000 (j)    2,277,243
    5.90%, 12/1/95                                 15,000,000 (g)   14,994,869
------------------------------------------------------------------------------
Total Government & Agencies
  Securities (cost: $120,070,407)                                 $120,070,407
------------------------------------------------------------------------------
Repurchase Agreement (0.73%):
------------------------------------------------------------------------------
  First Chicago, 5.83%, acquired 7/31/95 and
    due 8/1/95 with accrued interest of
    $1,895 (collateralized by $11,943,910
    U.S. Treasury Notes, 6.13%, 5/15/98)
    (cost: $11,700,000)                            11,700,000       11,700,000
------------------------------------------------------------------------------
Total Investment in Securities
  (cost: $1,594,411,797) (c)                                    $1,594,411,797
------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1995. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c) Also represents cost for federal income tax purposes.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(e) Interest rate resets weekly based on 3 month Treasury Bill plus a select number of basis points.
(f) Interest rate resets daily based on Federal Funds plus a select number of basis points.
(g) Interest rate resets monthly based on one month LIBOR less a select number of basis points.
(h) Interest rate resets quarterly based on 3 month LIBOR plus or minus a select number of basis points.
(i) Interest rate resets monthly based on CP Composite less a select number of basis points.
(j) Interest rate resets weekly based on 3 month Treasury Bill plus 37.5 basis points. Also, see (b) above.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities
July 31, 1995
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Federal Home Loan Mortgage Corporation Notes (14.77%)
    5.83%, 8/9/95                                  $2,000,000       $1,997,409
    5.64%, 8/15/95                                  3,000,000        2,993,420
    5.73%, 9/20/95                                  2,000,000        1,984,083
    5.63%, 8/21/95                                  1,500,000        1,495,308
    5.81%, 8/1/95                                   1,200,000        1,200,000
    5.63%, 8/11/95                                  2,840,000        2,835,559
    5.63%, 8/14/95                                  2,000,000        1,995,934
    5.65%, 8/25/95                                  1,100,000        1,095,857
    5.60%, 10/31/95                                 2,500,000        2,464,611
                                                                    ----------
                                                                    18,062,181
                                                                    ----------
Federal National Mortgage Corporation Notes (35.77%)
    5.82%, 8/28/95                                  3,375,000        3,360,268
    6.40%, 11/10/95                                   250,000          252,764
    6.30%, 11/14/95                                 1,000,000        1,000,167
    5.81%, 8/7/95                                   2,500,000        2,497,579
    5.81%, 8/8/95                                   7,600,000        7,591,374
    5.63%, 8/10/95                                  4,000,000        3,994,370
    5.65%, 8/17/95                                  1,300,000        1,296,736
    5.65%, 8/22/95                                  1,200,000        1,196,045
    5.80%, 9/1/95                                   3,000,000        2,985,017
    5.80%, 9/7/95                                   4,710,000        4,682,146
    5.72%, 9/20/95                                  1,280,000        1,269,831
    5.64%, 9/26/95                                  3,000,000        2,973,680
    5.80%, 2/28/96                                  1,045,000        1,050,228
    5.73%, 10/30/95                                 5,000,000 (c)    4,999,678
    5.73%, 9/28/95                                  1,500,000        1,486,153
    5.71%, 10/10/95                                 2,000,000        1,977,794
    6.54%, 3/27/96                                  1,120,000        1,119,613
                                                                    ----------
                                                                    43,733,443
                                                                    ----------

              See accompanying notes to investments in securities.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------

Federal Farm Credit Bank Notes (12.73%)
    5.81%, 8/3/95                                  $3,000,000       $2,999,032
    5.50%, 12/20/95                                 2,000,000        1,956,917
    6.04%, 5/24/96                                  6,000,000 (d)    5,999,512
    5.83%, 8/2/95                                   2,150,000        2,149,652
    5.85%, 8/8/95                                   2,460,000        2,457,202
                                                                    ----------
                                                                    15,562,315
                                                                    ----------
Federal Home Loan Bank Notes (16.40%)
    5.62%, 8/14/95                                  4,015,000        4,006,852
    5.72%, 9/14/95                                  2,000,000        1,986,018
    5.88%, 8/2/95                                   3,300,000        3,299,461
    5.85%, 6/3/96                                   5,000,000 (d)    5,000,410
    6.08%, 10/6/95                                  2,000,000        1,999,567
    6.79%, 2/15/96                                    500,000          501,409
    5.85%, 8/2/95                                   2,260,000        2,259,633
   5.75%, 12/15/95                                  1,000,000 (c)    1,000,000
                                                                    ----------
                                                                    20,053,350
                                                                    ----------
Student Loan Marketing Association Notes (11.50%)
    6.49%, 2/21/96                                  1,000,000        1,002,319
    5.67%, 8/10/95                                  5,000,000 (e)    4,999,769
    6.02%, 11/27/96                                   200,000 (f)      200,135
    6.09%, 8/22/96                                  2,250,000 (e)    2,255,299
    5.99%, 8/7/95                                   1,000,000 (e)    1,000,036
    5.79%, 7/19/96                                  2,600,000 (d)    2,598,669
    5.90%, 12/1/95                                  2,000,000 (c)    1,999,373
                                                                    ----------
                                                                    14,055,600
                                                                    ----------
Tennessee Valley Authority (2.03%)
    5.64%, 9/13/95                                  2,500,000        2,483,158
                                                                    ----------

              See accompanying notes to investments in securities.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer                                         Amount        Value (a)
------------------------------------------------------------------------------

Repurchase Agreement (6.42%)
------------------------------------------------------------------------------
    First Chicago, 5.83%, acquired 7/31/95 and
    due 8/01/95 with accrued interest of $1,271
    (collateralized by $8,013,388 U.S. Treasury
    Note, 6.13%, 5/15/98) (cost: $7,850,000)       $7,850,000       $7,850,000
------------------------------------------------------------------------------
Total Investment in Securities (cost: $121,800,047) (b)           $121,800,047
------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Also represents cost for federal income tax purposes.
(c) Interest rate resets monthly based on 1 month LIBOR rate less a select number of basis points.
(d) Interest rate resets quarterly based on 3 month Treasury Bill plus a select number of basis points.
(e) Interest rate resets weekly based on 3 month Treasury Bill plus a select number of basis points.
(f) Interest rate resets weekly based on 3 month Treasury Bill plus 37.5 basis points. For purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

TAX-FREE MONEY MARKET FUND
Investments in Securities
July 31, 1995
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
     (Percentages of each investment category relate to total net assets.)
------------------------------------------------------------------------------

Arizona (1.16%)
  Maricopa Cnty PCR, 3.85%, 5/1/29,
    LOC Morgan Guaranty Trust                      $4,200,000 (b)   $4,200,000
                                                                    ----------
California (7.07%)
  California School Cash Reserve Program
    Authority 1995 Pool Bond Ser. A,
      3.75%, 7/3/96                                11,000,000       11,090,851
  Pollution Control Financing Authority
    (Southern California Edison)
      Series 1986D, 4.15%, 2/28/08                    500,000 (b)      500,000
      Series 1986A, 4.15%, 2/28/08                  5,400,000 (b)    5,400,000
      Series 1986, 4.15%, 2/28/08                   3,500,000 (b)    3,500,000
      Series C, 4.15%, 2/28/08                        300,000 (b)      300,000
  Los Angeles Regional Airports Lease Revenue
    Series A, 3.90%, 12/1/24,
      LOC Wachovia Bank of Georgia                  1,200,000 (b)    1,200,000
    Series B, 3.90%, 12/1/24,
      LOC Wachovia Bank of Georgia                  1,400,000 (b)    1,400,000
    Series D, 3.90%, 12/1/24,
      LOC Wachovia Bank of Georgia                  2,300,000 (b)    2,300,000
                                                                    ----------
                                                                    25,690,851
Colorado (1.65%)                                                    ----------
  Arapahoe Cnty Capital Imp. Trust Fund
    Highway Rec. (E-470 Project) Ser. F,
    4.45%, 8/31/95, LOC Swiss Bank                  2,000,000 (b)    2,000,000
  Colorado Springs Utilities Refunding
    Ser. 1986A, 3.55%, 11/15/95                     1,000,000        1,010,533
  Eagle County Rev. Bonds, 4.15%, 10/1/35,
    LOC NationsBank, Texas                          3,000,000 (b)    3,000,000
                                                                    ----------
                                                                     6,010,533
                                                                    ----------
Delaware (.28%)
  State of Delaware G.O. Ser. A, 3.55%, 3/1/96      1,000,000        1,005,950
                                                                    ----------
District of Columbia (1.73%)
  Washington D.C. G.O.
    Series A-1, 4.05%, 10/1/07,
      LOC National Westminister                     1,200,000 (b)    1,200,000
    Series A-2, 4.05%, 10/1/07,
      LOC Bank of Nova Scotia                         600,000 (b)      600,000
    Series A-3, 4.05%, 10/1/07,
      LOC Toronto Dominion Bank                     1,400,000 (b)    1,400,000
    Series A-6, 4.05%, 10/1/07,
      LOC National Westminister                     1,700,000 (b)    1,700,000
    Series A-5, 4.05%, 10/1/07,
      LOC Bank of Nova Scotia                         200,000 (b)      200,000
    Series A-4, 4.05%, 10/1/07,
      LOC Toronto Dominion Bank                     1,200,000 (b)    1,200,000
                                                                    ----------
                                                                     6,300,000
                                                                    ----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

Florida (3.67%)
  Housing Finance Authority MFHR Bonds
    (Oaks-Orange Park), 3.80%, 7/1/07,
      LOC Chemical Bank                            $2,740,000 (b)   $2,740,000
  Jacksonville Electric Authority Revenue
    (Electric System Notes),
      3.00%, 9/13/95, LOC Credit Suisse             5,000,000        5,000,000
      3.75%, 8/2/95, LOC Credit Suisse              4,300,000        4,300,000
  City of Orlando
    (Capital Improvement), 3.55%, 10/5/95           1,300,000        1,300,000
                                                                    ----------
                                                                    13,340,000
Hawaii (2.85%)                                                      ----------
  Honolulu City & County
    3.90%, 8/8/95, LOC Canadian
    Imperial Bank of Commerce                       2,500,000        2,500,000
    3.60%, 9/12/95, LOC Canadian
    Imperial Bank of Commerce                       5,850,000        5,850,000
    3.10%, 8/3/95, LOC Canadian
    Imperial Bank of Commerce                       2,000,000        2,000,000
                                                                    ----------
                                                                    10,350,000
Illinois (10.61%)                                                   ----------
  City of Chicago G.O. Ser. 1995A, 4.60%, 10/31/96
    LOC Morgan Guaranty Trust Co. New York          3,000,000 (b)    3,000,000
  City of Springfield Community Improvement Revenue Bonds
    (Realing Restoration Project), 4.05%, 12/1/15   3,100,000 (b)    3,100,000
    (Landmark Central Project), 4.05%, 12/1/15      5,990,000 (b)    5,990,000
  City of Springfield MFHR
    (OT Center Limited Project), 4.05%, 12/1/15     7,700,000 (b)    7,700,000
  Development Finance Authority Ser. 1995
    (Latin School of Chicago), 4.00%, 6/1/30,
      LOC Bank of America                           5,000,000 (b)    5,000,000
  Berwyn Illinois G.O., 3.75%, 12/1/95              2,000,000        2,086,734
  Health Facilities Auth. Demand Rev. Ser. 1985B
    (Children's Memorial Hosp. Project), 3.85%,
    11/1/15, LOC First National Bank of Chicago 7,500,000 (b) 7,500,000 Chicago Tender Notes, Ser. B,
    3.75%, 10/31/95, LOC Societe Generale           1,800,000 (b)    1,800,000
  Chicago Waterworks Revenue, 4.35%, 11/1/95        1,350,000        1,355,408
  Hoffman Estates Tax Increment Revenue, 4.50%,
    11/15/95, LOC Union Bank of Switzerland         1,000,000        1,006,176
                                                                    ----------
                                                                    38,538,318
                                                                    ----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

Iowa (4.59%)
  Chillicothe PCR Bonds Ser. B, 4.40%, 3/1/00,
    LOC Swiss Bank                                 $1,000,000 (b)   $1,000,000
  Iowa School Corporation
    (Iowa Cash Anticipation Notes)
      Series 1995-1996A, 4.75%, 6/28/96             5,000,000        5,039,277
      Series 1995-1996B, 5.75%, 2/1/96              1,500,000        1,513,845
  Mount Vernon Private College Project Ser. 1985
    (Cornell College Project) 4.20%, 10/1/15,
    LOC First Bank Minneapolis, NA                  2,300,000 (b)    2,300,000
  Polk County Hospital Revenue Bonds,
    3.85%, 12/1/05                                  6,825,000 (b)    6,825,000
                                                                    ----------
                                                                    16,678,122
Kansas (1.51%)                                                      ----------
  City of Burlington PCR (Kansas City Power & Light)
    3.65%, 9/1/15, LOC Societe Generale             4,000,000 (b)    4,000,000
    3.15%, 9/1/15, LOC Societe Generale             1,500,000 (b)    1,500,000
                                                                    ----------
                                                                     5,500,000
Louisiana (1.64%)                                                   ----------
  Parish of East Baton Rouge PCR Bonds
    Ser. 1989, 3.90%, 11/1/19,                      1,400,000 (b)    1,400,000
  New Orleans Unlimited Tax G.O., 4.35%, 9/1/95       640,000          641,922
  Rapids Parish PCR (Central Louisiana Electric
    Co. Project), 3.75%, 7/1/18, LOC Swiss Bank     1,400,000 (b)    1,400,000
  Public Facilities Authority
    (Lady of Lakes Medical Center), 3.65%, 8/1/12   2,500,000 (b)    2,500,000
                                                                    ----------
                                                                     5,941,922
Maine (1.59%)                                                       ----------
  State of Maine G.O. Tax Anticipation Notes,
    4.50%, 6/28/96                                  5,750,000        5,787,740
                                                                    ----------
Maryland (0.82%)
  Washington Suburban Sanitary District Water
    Supply, 4.05%, 8/1/95                             860,000          877,200
  Montgomery County Public Improvement
    Series A-1, 4.05%, 7/1/07                       2,100,000 (b)    2,100,000
                                                                    ----------
                                                                     2,977,200
 Michigan (2.11%)                                                   ----------
  Kalamazoo HFA, 3.00%, 6/1/96,
    LOC National Bank of Detroit                    7,650,000 (b)    7,650,000
                                                                    ----------
Minnesota (4.65%)
  Maple Grove MFHR (Eagle Ridge Apartments),
    3.95%, 6/1/26, LOC Sumitomo Bank                2,900,000 (b)    2,900,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

Minnesota (continued)
  State of Minnesota G.O., 4.45%, 8/1/95           $1,000,000       $1,000,000
  State Housing Finance Agency SFMR
    Ser. 1986A, 4.55%, 8/1/11                       2,785,000 (b)    2,785,000
  Minneapolis Community Dev. Agency
    (Heart Inst. Foundation Proj.), 3.85%,
    6/15/06, LOC First Bank Minneapolis, NA         3,100,000 (b)    3,100,000
  State Higher Education Coordinating Board Suppl.
    Student Loan 1994A Program, 3.75%, 12/1/00      2,100,000 (b)    2,100,000
  County of Hennepin Solid Waste Refunding Bonds,
    4.00%, 10/1/95                                  1,000,000        1,000,524
  Southern MN Municipal Power Agency Notes,
    4.00%, 10/12/95                                 4,000,000        4,000,000
                                                                    ----------
                                                                    16,885,524
Missouri (3.37%)                                                    ----------
  Independence Water Utility Revenue
    3.60%, 11/1/16, LOC National Westminister       8,450,000 (b)    8,450,000
    4.10%, 11/1/16, LOC National Westminister       2,000,000 (b)    2,000,000
  State Environmental Improvement & Energy
    Resource Authority PCR (Monsanto Co. Project),
    3.85%, 2/1/09                                   1,800,000 (b)    1,800,000
                                                                    ----------
                                                                    12,250,000
Montana  (1.38%)                                                    ----------
  City of Forsythe Portland General Electric
    Company Ser B., 3.75%, 6/1/13, LOC Swiss Bank   5,000,000 (b)    5,000,000
                                                                    ----------
Nebraska (1.79%)
  Investment Finance Authority Hospital
    Rev. Bonds, 3.85%, 12/1/15                      4,900,000 (b)    4,900,000
  Buffalo County Hospital Authority
    (Franciscan Good Samaritan), 3.85%, 1/1/16,
    LOC Toronto Dominion Bank                       1,600,000 (b)    1,600,000
                                                                    ----------
                                                                     6,500,000
Nevada (5.43%)                                                      ----------
  Clark County IDR Bonds Ser. 1985
    (Nevada Power Co. Proj.), 4.45%, 12/1/15,
    LOC Fuji Bank                                  10,145,000 (b)   10,145,000
  Clark County Flood Control, 3.50%, 11/1/95        3,000,000        3,012,448
  Clark County Airport System Refunding Revenue
    Notes Ser. 1993A, 3.80%, 7/1/12                 6,550,000 (b)    6,550,000
                                                                    ----------
                                                                    19,707,448
                                                                    ----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

New Jersey (.69%)
  State HFA Mortgage Revenue Bonds Ser.
    A, 4.45%, 4/1/12                               $2,500,000 (b)   $2,500,000
                                                                    ----------
New York (4.22%)
  New York City, New York G.O.,
    4.25%, 10/1/20-10/1/22                          6,100,000 (b)    6,100,000
  New York City Water Finance Authority,
    3.90%, 6/15/22                                    200,000 (b)      200,000
  State Medical Care Facilities Finance Agency
    Rev. Bonds Ser. 1985C (Mount Sinai Hospital),
    3.70%, 1/15/96                                  3,000,000        3,128,050
  Local Gov't Assistance Corp. (A Public Benefit
    Corp. of New York) Ser. 1995F, 3.20%, 8/1/95,
    LOC Toronto Dominion Bank                       5,900,000        5,900,000
                                                                    ----------
                                                                    15,328,050
North Carolina (.41%)                                               ----------
  Education Facilities Fin. Agency (Bowman Gray
    School of Medicine), 3.80%, 9/1/20,
    LOC Wachovia Bank                               1,500,000 (b)    1,500,000
                                                                    ----------
North Dakota (4.68%)
  State Housing Finance Agency SFMR.,
    4.65%, 1/1/16                                   6,005,000 (b)    6,005,000
  Oliver County PCR (Square Butte Electric),
    4.30%, 9/1/95                                  10,995,000 (b)   10,995,000
                                                                    ----------
                                                                    17,000,000
Ohio (1.38%)                                                        ----------
  State Water Development Authority PCR
    Ser. 1988, 3.50%, 3/1/15                        5,000,000 (b)    5,000,000
                                                                    ----------
Pennsylvania (4.76%)
  Quakertown General Auth. 1991 Health Systems
    (Lifequest Project), 3.85%, 12/1/11,
    LOC National Westminister                         900,000 (b)      900,000
  Quakertown Hospital Authority, 3.90%, 7/1/05,
    LOC First National Bank of Chicago              1,100,000 (b)    1,100,000
  Clairton School District, 4.30%, 8/1/95           1,670,000        1,703,400
  Pennsylvania State HEA Ser. 1984A, 3.75%, 12/1/00,
    LOC Student Loan Marketing Association         10,600,000 (b)   10,600,000
  Lehigh Co. IDA Ser. 1985 (Allegheny Electric Coop.),
    3.95%, 12/1/15, LOC Rabobank Nederland          3,000,000 (b)    3,000,000
                                                                    ----------
                                                                    17,303,400
                                                                    ----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

Rhode Island (.28%)
  State Tax Ant. Notes, 4.50%, 6/28/96,
    LOC Union Bank of Switzerland                  $1,000,000       $1,006,002
                                                                    ----------
South Carolina (.63%)
  Florence Cnty Hospital Revenue
    (McLeod Regional Medical Center)
    Series 1985A, 3.80%, 11/1/15                    2,300,000 (b)    2,300,000
                                                                    ----------
Texas (6.22%)
  Grand Prairie HFA (Winridge Project),
    3.80%, 6/1/10                                   1,800,000 (b)    1,800,000
  Grand Prairie Hsg. Fin. Corp. MFHR
    (Lincoln Prop. Co.), 3.80%, 6/1/10              6,700,000 (b)    6,700,000
  State Water Development, 4.25%, 8/1/95            1,800,000        1,800,000
  Lower Neches Valley Auth. PCR
    (Chevron USA Proj.), 4.45%, 2/15/17             4,500,000 (b)    4,500,000
  State Public Finance Authority
    Ser. 1993A, 3.25%, 8/3/95                       2,600,000        2,600,000
  State Public Finance Authority, 3.95%, 8/16/95    1,800,000        1,800,000
  State Association of School Board Tax
    Anticipation Notes Ser. 1994A, 4.15%, 8/31/95   1,405,000        1,405,535
  State Tax Revenue Anticipation Notes,
    5.00%, 8/31/95                                  2,000,000        2,002,200
                                                                    ----------
                                                                    22,607,735
Utah (2.84%)                                                        ----------
  State Board of Regents Student Loan
    Rev. Bonds Ser. B, 3.80%, 11/1/00              10,300,000 (b)   10,300,000
                                                                    ----------
Vermont (0.55%)
  State of Vermont G.O. Ser. B, 4.35%, 10/15/95     2,000,000        2,008,951
                                                                    ----------
Virginia (0.70%)
  Fairfax County G.O., 4.25%, 10/1/95               2,500,000        2,535,097
                                                                    ----------
Washington (4.68%)
  Port of Anacortes IDR Ser. 1985 (Texaco Project)
    3.20%, 6/15/19                                 10,000,000 (b)   10,000,000
    3.00%, 6/15/19                                  7,000,000 (b)    7,000,000
                                                                    ----------
                                                                    17,000,000
West Virginia (0.90%)                                               ----------
  State Housing Development Fund
    Ser. A-1, 4.25%, 5/1/14                         3,275,000 (b)    3,275,000
                                                                    ----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal           Market
Name of Issuer (c)                                     Amount        Value (a)
------------------------------------------------------------------------------

Wisconsin (1.38%)
  Milwaukee Revenue Anticipation Notes
    Ser. B, 4.45%, 8/24/95                         $5,000,000       $5,001,929
                                                                    ----------
Wyoming (6.52%)
  Converse Cnty PCR Ser. 1988 (Pacificorp),
    3.00%, 1/1/14, LOC Deutche Bank                 4,000,000 (b)    4,000,000
  Gillette, Campbell Cnty. PCR Ser. 1988
    3.00%, 1/1/18, LOC Deutche Bank                 3,100,000 (b)    3,100,000
    3.75%, 1/1/14, LOC Deutche Bank                 2,800,000 (b)    2,800,000
  Sweetwater County Pollution Control Revenue
    2.90%, 1/1/17, LOC Union Bank of Switzerland    2,000,000 (b)    2,000,000
    3.10%, 1/1/17, LOC Union Bank of Switzerland    5,000,000 (b)    5,000,000
    3.90%, 1/1/17, LOC Union Bank of Switzerland    2,700,000 (b)    2,700,000
    3.60%, 1/1/17, LOC Union Bank of Switzerland    4,100,000 (b)    4,100,000
                                                                    ----------
                                                                    23,700,000
------------------------------------------------------------------------------
Total investments in securities (cost: $358,679,772) (d)          $358,679,772
------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1995. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c) Portfolio abbreviations:  IDA  - Industrial Development Authority
                              IDR  - Industrial Development Revenue
                              HFA  - Housing Finance Authority
                             MFHR  - Multi-Family Housing Revenue
                              PCR  - Pollution Control Revenue
                              HEA  - Higher Education Assistance Agency
                             SFMR  - Single Family Mortgage Revenue
                              LOC  - Letter of Credit
                              G.O. - General Obligation
(d) Also represents cost for federal income tax purposes.

GREAT HALL
   NATIONAL TAX-EXEMPT FUND
   -----------------------------------
   MINNESOTA INSURED TAX-EXEMPT FUND
   -----------------------------------
   60 South Sixth Street
   Minneapolis, Minnesota  55402
   (800) 934-6674
               _________________________________________________

                      STATEMENT OF ADDITIONAL INFORMATION
                            dated December 1, 1995
               _________________________________________________

      Great Hall National Tax-Exempt Fund ("National Fund") and Great Hall Minnesota Insured Tax-Exempt Fund ("Minnesota Fund" and, together with National Fund, the "Funds") are non-diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company (commonly known as a mutual fund) which currently offers its shares of common stock in five series. This Statement of Additional Information pertains only to the Funds and does not pertain to any other series of Great Hall.

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated December 1, 1995, which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call Great Hall or your investment executive.

                               TABLE OF CONTENTS
                               -----------------
                                                                          Page
                                                                          ----

      Investment Policies.........................................         B-2
      Investment Restrictions.....................................         B-6
      Taxes.......................................................         B-8
      Insurance for Minnesota Fund................................         B-9
      Special Factors Affecting the Minnesota Fund................        B-12
      Portfolio Transactions......................................        B-15
      Reduced Sales Charges.......................................        B-16
      Reinvestment Privilege......................................        B-17
      Exchange Privilege..........................................        B-17
      Management and Distribution Agreements......................        B-18
      Determination of Net Asset Value............................        B-20
      Calculation of Performance Data.............................        B-20
      Directors and Officers......................................        B-22
      General Information.........................................        B-24
      Counsel and Auditors........................................        B-26
      Financial Statements........................................         F-1

      No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated December 1, 1995, and, if given or made, such information or representations may not be relied upon as having been authorized by Great Hall or the Co-Distributors. This Statement of Additional Information does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state or jurisdiction in which such offering or solicitation may not lawfully be made. The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the affairs of either of the Funds since the date hereof.

                             INVESTMENT POLICIES

      The following information supplements that set forth under "Investment Objectives and Policies" in the Prospectus and does not, standing alone, present a complete explanation of the matters disclosed. You must refer to the Prospectus for a complete presentation of the matters disclosed below.

National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund

      The National Fund invests in municipal obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests therein, the interest on which is, in the opinion of counsel to the issuer, exempt from federal income taxation.

      The Minnesota Fund invests in municipal obligations issued by or on behalf of the State of Minnesota or, in certain cases, a territory or possession of the United States, or their political subdivisions, agencies or instrumentalities, and participation interests therein, the interest on which is exempt from federal income taxation and state personal income taxation for residents of the State of Minnesota.

      The Funds may invest in municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds, and other types of tax-exempt municipal obligations, including bond anticipation notes, construction loan notes, revenue anticipation notes, tax anticipation notes and short-term discount notes.

      Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. These notes are generally payable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

      The applicable rating criteria for each Fund is as follows:

      National Fund --

      With respect to at least 95% of its assets, Ba or better, MIG-3 or better or Prime-3 or better by Moody's Investors Service, Inc. ("Moody's"); BB or better, SP-3 or better or A-3 or better by Standard & Poor's Corporation ("S&P"); with respect to at least 65% of its assets, Baa or better, MIG-2 or better or Prime-2 or better by Moody's; BBB or better, SP-2 or better or A-2 or better by S&P; with respect to the balance of its assets, at least B by Moody's or S&P.

      Minnesota Fund --

      Baa or better, MIG-2 or better or Prime-2 or better by Moody's; and; BBB or better, SP-2 or better or A-2 or better by S&P.

      Each of these two Funds also may invest in municipal obligations that are unrated, but that are considered by the Fund's investment adviser, Insight Investment Management ("Insight"), a division of IFG Asset Management Services, Inc., in accordance with policies established by the Board of Directors of Great Hall, to have characteristics and quality comparable to rated municipal obligations that such Fund is permitted to purchase. Each of these two Funds also may purchase municipal obligations backed by the full faith and credit of the United States.

      Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, an investment company (either alone or in conjunction with its investment adviser) should monitor the issuers of high-yield bonds to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the investment company can meet redemption requests.

      Subsequent to a Fund's purchase of a security, such security may be assigned a lower rating or cease to be rated. Such an event does not require the elimination of the security from a Fund's portfolio, but Insight will consider such an event in determining whether a Fund should continue to hold the security in its portfolio. Other factors to be considered by Insight include the financial history and condition of the issuer, its revenue and expense prospects, and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.

      Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of one year at the time of issuance, although a number of such issues now have variable or floating interest rates and demand features that may permit a Fund to treat them as having maturities of less than one year. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

      Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on such bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

      Although the Funds may invest more than 25% of their net assets in municipal obligations the interest upon which is paid solely from revenue of similar projects, management of the Funds does not presently intend that either Fund will do so on a regular basis. The National Fund and the Minnesota Fund may invest in repurchase agreements as temporary investments. Management of the Funds currently does not expect that either of these two Funds will invest more than five percent of its assets in repurchase agreements.

Variable and Floating Rate Demand Municipal Obligations

      Variable and floating rate demand municipal obligations are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the obligations and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such obligations. The issuer of such an obligation may have a corresponding right to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon notice comparable to that required for the holder to demand payment.

      The variable or floating rate demand municipal obligations in which the National Fund and the Minnesota Fund may invest are payable on demand at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice. The terms of such obligations must provide that interest rates are adjustable at intervals ranging from weekly up to annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective obligations. Such obligations are subject to the quality characteristics for municipal obligations set forth above and described in the Appendix to the Prospectus. The National Fund and the Minnesota Fund may invest, without limitation, in such obligations.

      The principal and accrued interest payable to the National Fund and the Minnesota Fund on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by such Funds in municipal obligations, except in cases where the security itself meets the credit criteria of such Funds without such letter of credit or comparable guarantee. Thus, although the underlying variable or floating rate demand obligation may be unrated, the Funds in such cases will have at all times an alternate credit source to draw upon for payment with respect to such security.

      The National Fund and the Minnesota Fund may also purchase participation interests in variable or floating rate obligations. Such participation interests will have, as part of the participation agreement between a Fund and the selling financial institution, a demand feature that permits a Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature always will be supported by a letter of credit or comparable guarantee provided by the selling financial institution. Such financial institution will retain a service fee, a letter of credit fee and a fee for issuing commitments to purchase on demand in an amount equal to the excess of the interest paid on the variable or floating rate obligation in which a Fund has a participation interest over the negotiated yield at which the participation interest was purchased. Accordingly, the National Fund and the Minnesota Fund will purchase such participation interests only when the yield to such Funds, net of such fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term, fixed rate, tax-exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

"When-Issued" Obligations

      The National Fund and the Minnesota Fund may make commitments to purchase municipal obligations on a "when-issued" basis, i.e., delivery and payment for the obligations normally takes place at a date after the commitment to purchase although the payment obligation and the coupon rate have been established before the time a Fund enters into the commitment. The settlement date usually occurs within one week of the purchase of notes and within one month of the purchase of bonds. Insight intends that the National Fund and the Minnesota Fund will make commitments to purchase obligations with the intention of actually acquiring them, but may sell the obligations before settlement date if such action is advisable or necessary as a matter of investment strategy. At the time a Fund makes a commitment to purchase an obligation, it will record the transaction and reflect the value of the obligation in determining its net asset value. The Custodian will maintain on a daily basis a separate account for each Fund consisting of cash or liquid debt securities with a value at least equal to the amount of that Fund's commitments to purchase "when-issued" obligations.

      Obligations purchased on a "when-issued" basis or held in a Fund's portfolio are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

      When payment is made for "when-issued" securities, the National Fund and the Minnesota Fund will meet their respective obligations from each Fund's then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the "when-issued" securities themselves (which may have a market value greater or less than such Fund's obligation). Sale of securities to met such obligations would involve a greater potential for the realization of capital gains, which could cause such Fund to realize income not exempt from federal income taxation.

Illiquid Investments

      Each Fund is permitted to invest up to 15% of its assets in all forms of "illiquid" investments and may invest without limitation in "restricted" securities which Insight (pursuant to standards established by the Funds' Board of Directors) has determined are liquid. However, each Fund's current intention is to invest less than 5% of its net assets in illiquid investments.

      An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933
Act). Additionally, Insight and the Funds believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by Insight to be liquid in accordance with guidelines established by the Funds' Board of Directors. Under these guidelines, Insight must consider: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

      As indicated in the Funds' Prospectus, each Fund is permitted to invest in state and municipal lease obligations ("municipal leases"). Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), Insight may treat certain municipal leases as liquid investments and not subject to the policy limiting investments in illiquid investments.

Unrated Obligations

      National Fund is permitted to invest without limitation in municipal obligations that are unrated but that are considered by Insight, in accordance with policies established by Great Hall's Board of Directors, to have characteristics and qualities that are comparable to those rated municipal obligations in which the Funds may invest. Under the policies established by Great Hall, Insight is required to base its assessment of unrated municipal obligations upon publicly available information and various criteria (to the extent deemed appropriate by Insight for each particular issue) including, among others, analyses of: available cash and the calculation of various financial ratios deemed appropriate for the issuer, as compared to the normal industry ratios; the issuer's ability to react to future events, including a review of the issuer's competitive position and capital intensiveness; the issuer's alternative sources of liquidity, such as bank lines and surety bonds to support its debt obligations; the condition of the local economy; the protective covenants in the bond documents; the reputation of legal counsel rendering an opinion on tax-exempt status; and if callable, the yields prior to the call dates. If the issue is a general obligation issue, Insight also will analyze the level of direct and overall debt per capita, debt in relation to assessed valuation, and debt in relation to market valuation, the diversification of major employers and taxpayers, and the issuer's tax collection history. For municipal revenue bonds, Insight must assess the importance of the service being financed, the issuer's historical and pro forma debt service coverage and the diversification of the issuer's customer base. All unrated bonds are subject to a cash flow analysis, an assessment of the issuer's ability to react to future events, and an assessment of the issuer's liquidity.

Other Obligations

      The municipal obligations described herein represent those which the National Fund and the Minnesota Fund currently expect to purchase. However, several new types of municipal bonds and notes, particularly those with shorter maturities, have been introduced in recent years and Insight believes that others may be offered in the future. Therefore, in order to preserve maximum flexibility in seeking to attain its investment objective, Great Hall has determined not to limit the purchases of either Fund to the types of securities described herein, although such Funds will purchase only obligations that have the credit characteristics described herein. In addition, such Funds may not purchase any municipal bonds or notes having characteristics or terms that are inconsistent with the investment objective of the applicable Fund.

      Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Funds has been introduced in Congress; other such legislation also may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for a Fund's portfolio. Upon the effectiveness of any such legislation that materially affects a Fund's ability to achieve its investment objective, Great Hall will reevaluate such Fund's investment objective and submit to its shareholders for approval necessary changes in its objectives and policies.


                           INVESTMENT RESTRICTIONS

      In addition to the investment objectives and those policies identified as fundamental in the Prospectus, each of the Funds has adopted the following investment restrictions and limitations, which may not be changed without approval of shareholders owning a majority of the outstanding shares of each such Fund, which as used in the Prospectus and in this Statement of Additional Information means the lesser of: (a) 67% or more of the shares present at a shareholders' meeting if more than 50% of such Fund's shares are represented at the meeting in person or by proxy; or (b) more than 50% of such Fund's outstanding shares.

      Neither the National Fund nor the Minnesota Fund may:

            (1) borrow money, except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of its total assets at the time of borrowing;

            (2) pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by (1) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets;

            (3) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions;

            (4) write, purchase or sell put or call options, except that either Fund may acquire rights to resell obligations as set forth herein under "National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund-Variable and Floating Rate Demand Municipal Obligations";

            (5)    underwrite any securities issued by others;

            (6) purchase or sell real estate (although a Fund may invest in municipal obligations or temporary investments secured by interests in real estate), real estate mortgage loans, real estate limited partnerships, commodities, commodity contracts (including futures contracts), oil or gas and mineral leases and interests;

            (7) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies; provided, however, that it may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days;

            (8) invest in companies for the purpose of exercising control or management of another company;

            (9) own more than 3% of the total outstanding voting stock of any other investment company, or invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets;

            (10) purchase or retain securities of any issuer if the officers and directors of Great Hall or Insight, who individually own more than 1/2 of 1% of the outstanding securities of such issuer, together beneficially own more than 5% of such outstanding securities;

            (11) purchase its portfolio securities from, or sell its portfolio securities to, any of the officers or directors of Great Hall or Insight; or

            (12) issue any class of securities senior to any other class of securities, except insofar as a Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a "when-issued" or delayed delivery basis.

      The identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, such subdivision will be regarded as the sole issuer. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of such Fund's total assets, the guarantee will be regarded as a separate security and treated as an issue of such government or entity.

      In addition to the above restrictions and limitations, the National Fund and Minnesota Fund, as a matter of fundamental policy, may not purchase securities that are not municipal obligations and the income from which is subject to federal income tax, if such purchase would cause more than 20% of a Fund's total assets, at the time of purchase, to be invested in such securities, except that a Fund may invest more than 20% of its total assets in such securities during other than normal market conditions. The National Fund and Minnesota Fund, as a matter of fundamental policy, may not engage in arbitrage transactions.

      In addition to the above restrictions and limitations and as a matter of fundamental policy, the Minnesota Fund may not purchase municipal obligations the income from which is subject to personal income tax to residents of the State of Minnesota, if such purchase would cause more than 20% of such Fund's total assets, at the time of purchase, to be invested in such securities, except that the Minnesota Fund may invest more than 20% of its total assets in such securities for temporary defensive purposes.

      Shareholders may incur duplicate operating fees to the extent a Fund invests in securities of other investment companies. See investment restriction (9) above.

      In addition to the fundamental limitations set forth above, as a non-fundamental policy, each Fund may not invest more than 15% of its net assets in all forms of illiquid investments, as set forth above under "Illiquid Investments."

      With respect to each of the Funds, if a percentage restriction or limitation (except for investment restriction (1)), is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.


                                    TAXES

      Each of the Funds has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to do so. To so qualify, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities, or options, futures, and certain forward contracts or foreign currencies, held for less than three months (the "30% test"); and
(c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, in order to be entitled to pay tax-exempt interest income dividends to shareholders, each of the Funds must satisfy the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax ("tax-exempt obligations").

      As a regulated investment company, a Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders if at least 90% of its net investment income (including tax-exempt income net of disallowed deductions relative thereto) and net short-term capital gain for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

      Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute: (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

      If either Fund disposes of a municipal obligation that it acquired after April 30,1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

      All distributions of investment income during the year will have the same percentage designated as tax-exempt. Since each of the Funds invests primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

      For both federal and Minnesota income tax purposes, if a shareholder receives an exempt-interest dividend with respect to any share and sells or exchanges such share after holding it for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits received by shareholders that may be subject to federal and Minnesota income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by shareholders of a Fund.

      Under the Code, investors will not be allowed to deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Funds, to the extent such interest expenses relate to exempt-interest dividends received by the shareholder. Minnesota law also restricts the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of a Fund. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

      For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other of the Great Hall funds pursuant to the exchange privilege (see below), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder purchases shares of either Fund and, within 90 days of purchasing such shares, exchanges them for shares in the other Fund, any sales charge incurred on the purchase of the earlier acquired shares cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the shares in the second Fund is waived because of the exchange privilege. However, the amount of the sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the earlier acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later acquired shares.

      Each Fund, or a shareholder's broker with respect to each Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish such Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies such Fund or broker that the shareholder has provided such Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

      Distributions of exempt-interest dividends by the National Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations that, if realized directly, would be exempt from such taxes. The National Fund and Minnesota Fund will each report to its shareholders after the close of each taxable year the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt obligations held by such Fund during the preceding year.

      The foregoing tax discussion is general in nature, and each investor is advised to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxation.


                         INSURANCE FOR MINNESOTA FUND

      Great Hall's Board of Directors has authorized Minnesota Fund to obtain insurance coverage from Municipal Bond Investors Assurance Corporation ("MBIA Corp."). The following information has been furnished by MBIA Corp. for use in this Statement of Additional Information.

      The MBIA Corp. insurance policy obtained by the Minnesota Fund from MBIA Corp. is effective only so long as such Fund is in existence, the insurer is still in business and the municipal obligations described in the policy continue to be held by such Fund. In the event of a sale of any municipal obligation by the Fund or payment thereof prior to maturity, the MBIA Corp. policy terminates as to such municipal obligation on the settlement date of the sale or the redemption date. Premium rates for each issue covered by the MBIA Corp. insurance policy are fixed for the life of the Fund at the time of purchase by the Fund, but may vary with subsequent purchases of the same issue. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of covered obligations during the month.

      Under the MBIA Corp. policy, the insurer unconditionally and irrevocably guarantees to the Minnesota Fund the full and complete payment of principal and interest on the municipal obligations as such payments become due but are not paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been any such acceleration. The MBIA Corp. policy also guarantees the reimbursement of any payment made by or on behalf of the issuer that is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law.

      The MBIA Corp. policy does not insure against loss of any prepayment premium that may at any time be payable with respect to any municipal obligation. The policy does not insure against loss relating to: (a) optional or mandatory redemptions (other than mandatory sinking fund redemptions);
(b) any payments to be made on an accelerated basis; (c) payments of the purchase price of municipal obligations upon tender by an owner thereof; or
(d) any preference relating to (a) through (c) above. The policy also does not insure against nonpayment of principal of or interest on the municipal obligations resulting from the insolvency, negligence or any other act or omission of the paying agent for the municipal obligations.

      Upon receipt of proper notice (telegraphic or telephonic, subsequently confirmed in writing) that required payment of an insured amount that is then due on a municipal obligation has not been made, MBIA Corp. on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with Citibank, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts that are then due. Upon presentment and surrender of such obligation or presentment of such other proof of ownership of the obligation, together with evidence satisfactory to Citibank, N.A. that such obligation is covered by the MBIA Corp. policy and any appropriate instruments to evidence the assignment of the insured amount due on the obligation as is paid by the insurer, and appropriate instruments to effect the appointment of MBIA Corp. as agent for the Fund in any legal proceeding related to payment of insured amounts on the obligation, Citibank, N.A. is required to disburse to the Fund or the paying agent payment of the insured amounts due on such obligation, less any amount held by the paying agent for the payment of such insured amount and legally available therefor.

      With respect to small issue industrial development bonds and pollution control revenue bonds covered by the mutual fund insurance policy, the MBIA Corp. policy guarantees the full and complete payments required to be made by or on behalf of an issuer of such industrial development bonds and pollution control revenue bonds if there occurs a loss of the tax-exempt status of interest on such obligations, including principal or interest payments, as and when required to be made. A "when issued" municipal obligation will be covered under the policy upon the date on which the Fund enters into a binding commitment to purchase the obligation, subject to prior credit approval by MBIA Corp. In determining to insure municipal obligations held by the Fund, MBIA Corp. has applied its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal obligations. Such standards are not necessarily the same as the criteria used in regard to the selection of municipal obligations by Insight with respect to the Fund.

      The MBIA Corp. policy terminates as to any municipal obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and, except in the case of a mandatory sinking fund redemption payment deemed to be an avoidable preference to the Fund which will be covered in the manner described above, MBIA Corp. will not have any liability under the MBIA Corp. policy as to any such municipal obligation thereafter. Unless otherwise terminated by the Fund, the MBIA Corp. policy will terminate as to all municipal obligations on the date on which the last of the municipal obligations mature, are redeemed or are sold by the Fund.

      The Minnesota Fund may apply to purchase from MBIA Corp. secondary market insurance with respect to a municipal obligation covered by the MBIA Corp. policy at the time of its sale (i.e., insurance to maturity of the municipal obligation), subject to approval by MBIA Corp., upon the payment of a single predetermined insurance premium from the proceeds of the sale of such municipal obligation. Accordingly, any municipal obligation covered by the MBIA Corp. mutual fund insurance policy would be eligible to be sold on an insured basis if permanent insurance is obtained. It is expected that the Fund will apply to obtain permanent insurance with respect to such municipal obligations proposed to be sold only if, in the judgment of Insight, the Fund would thereby receive net proceeds after deducting the cost of such permanent insurance and related fees significantly in excess of the proceeds it would receive if such municipal obligation were sold without permanent insurance. The premium required to be paid for secondary market insurance with respect to municipal obligations purchased for the Minnesota Fund would be determined upon application by the Fund and approval by MBIA Corp. of such municipal obligations for secondary market insurance.

      The purpose of acquiring a permanent insurance policy would be to enable the Minnesota Fund to sell the municipal obligation to a third party at a rating and market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. The difference between the additional sale price and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by such Fund upon the sale of the municipal obligation.

      Because coverage under the MBIA Corp. policies terminates upon sale of municipal obligations from the Fund's portfolio, such insurance does not have an effect on the resale value of the covered municipal obligation. Therefore, it is the intention of the Minnesota Fund to retain any insured municipal obligations that are in default or in significant risk of default, and to place a value on the insurance that will be equal to the difference between the market value of the defaulted obligation and the market value of similar obligations that are not in default. Because of this policy, Insight may be unable to manage the Minnesota Fund's portfolio to the extent that it holds defaulted obligations, which may limit its ability in certain circumstances to purchase other municipal obligations.

MBIA Corp.

      MBIA Corp. is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA Corp. MBIA Corp. is a limited liability corporation rather than a several liability association. MBIA Corp. is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico.

      As of December 31, 1994, MBIA Corp. had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of June 30, 1995, MBIA Corp. had admitted assets of $3.6 billion (unaudited), total liabilities of $2.4 billion (unaudited), and total capital and surplus of $1.2 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA Corp.'s year end financial statements prepared in accordance with statutory accounting practices are available from MBIA Corp. The address of MBIA Corp. is 113 King Street, Armonk, New York 10504.

      Moody's rates all bond issues insured by MBIA Corp. "Aaa" and short-term loans "MIG-1," both designated to be of the highest quality.

      S&P rates all new issues insured by MBIA Corp. "AAA" Prime Grade.

      The Moody's rating of MBIA Corp. should be evaluated independently of S&P's rating of MBIA Corp. No application has been made to any other rating agency in order to obtain additional ratings on the municipal obligations. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA Corp. and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.

      The above ratings are not recommendations to buy, sell or hold the municipal obligations, and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the municipal obligations.


                 SPECIAL FACTORS AFFECTING THE MINNESOTA FUND

      As described herein, except during temporary defensive periods, the Minnesota Fund will invest substantially all of its assets in Minnesota municipal obligations. The Minnesota Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations. The following information summarizes the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Effect of Limitations on Ability to Pay Bonds

      There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities to meet their bond obligations if the bonds have been properly issued.

Minnesota's Economy

      The State of Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. In 1994, the structure of the State's economy closely paralleled the structure of the United State's economy as a whole. State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total employment was within 2 percentage points of the national employment share.

      During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national growth; total employment increased 17.9% in Minnesota while increasing 20.1% nationally. Most of Minnesota's relatively slower growth during this period is associated with declining agricultural employment and with the two recessions in the United States economy occurring in the early 1980s, which were more severe in Minnesota than nationwide. Minnesota non-farm employment growth generally kept pace with that of the nation after the end of the 1981-82 recession. In the period 1990 to 1994, non-farm employment grew 8.5 percent compared to 4.2 percent nationwide. Employment data indicate that the recession that begin in July 1990 was less severe in Minnesota than in the national economy and that Minnesota's recovery has been more rapid than the nation's.

      Since 1980, Minnesota per capita personal income has been within three percentage points of national per capita personal income. Minnesota per capita income has generally remained above the national average during this period in spite of the early 1980s recessions and some difficult years in agriculture. In 1994, Minnesota per capita income was 103.0% of the national average. During 1993-94, personal income in Minnesota grew more rapidly than the United States average, with a growth rate of 8.04% in Minnesota as compared to a United States average of 5.89%.

      Minnesota's unemployment rate was generally less than the national average during 1993 and 1994, averaging 4.0% in 1994 as compared to the national average of 6.1%. This trend continued through May of 1995. A major continuing trend for Minnesota, as for the nation, is the large employment gain in the service industries. In 1993, almost all private sector jobs added had been in services and in finance, insurance and real estate. Accompanying this was a decline in jobs in construction and mining.

      Minnesota resident population grew from 4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of .7 percent. In comparison, U.S. population grew at an annual compound rate of .9 percent during this period. Minnesota population is currently forecast to grow at an annual compound rate of .6 percent between 1990 and 2000.

      Manufacturing has proven to be a strong sector, with Minnesota employment growth in this area outperforming its U.S. counterpart in both the 1980-1990 and 1990-1993 periods. Minnesota's manufacturing industries accounted for 17.4 percent of the State's employment mix in 1993. In the durable goods industries, the State's employment in 1994 was highly concentrated in the industrial machinery, instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 32.6% of the State's durable goods employment was concentrated in 1994, as compared to 19.0% for the United States as a whole. The emphasis is partly explained by the location in the State of Unisys, IBM, Cray Research, and other computer equipment manufacturers which are included in the industrial machinery classification.

      The importance of the State's rich resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1994, 29.0% of the State's non-durable goods employment was concentrated in food and kindred industries, and 18.6% in paper and allied industries. This compares to 21.4% and 8.8%, respectively, for comparable sectors in the national economy. Both of these rely heavily on renewable resources in the State.
Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in Minnesota than in the U.S.

      The State is situated in the midst of the family farm belt. Although a decline in jobs in agriculture is forecasted due to technological improvements and the trend away from small family farms, in 1993 Minnesota ranked seventh among all states in total cash receipts derived from agricultural products and seventh among all states in percentage of income derived from farming. In order of receipts, the six major agricultural products in 1993 were dairy, corn, soybeans, cattle and calves, hogs and wheat.

      Minnesota ranks seventh among all states in agricultural exports. The State's major agricultural commodities exported in 1993, were in order of value, feed grains and products, soybeans and products, wheat and wheat products, live animals and meat, vegetables and feed and fodder. The average Minnesota farm had gross farm income of $81,671 in 1993; however, expenses used up $79,457 of the income leaving the average farm net income in 1993 at $2,214, compared to the 1992 average farm net income of $17,352.

      Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.6 thousand in 1994. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains vast quantities of taconite as well as copper, nickel, cobalt, and peat, which may be utilized in the future.

      The fastest growing sector of the economy in Minnesota and the rest of the country is the service sector. Business services employment is projected to increase by 23% from 1989 to 1996, and health care services (exclusive of hospitals and nursing homes) is projected to grow by 18%. Minnesota's service industries accounted for 26.4% of 1993 non-farm employment.

      In 1993, 29 Minnesota based public companies and 9 private companies reported revenues of $600 million or more. These companies are involved in a varied group of industries including agricultural and industrial commodities, manufacturing, food and kindred products and services.

      There can be no assurance that Minnesota's economy and fiscal condition will not materially change in the future or that future difficulties will not occur. Economic difficulties and the resultant impact on State and local government finances may adversely affect the market value of obligations in the portfolio of the Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

Risk Factors Relating to Minnesota Bonds

      The State of Minnesota's constitutionally prescribed fiscal period is a biennium, and the State operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, the State's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the State's Commission of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecast available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special session.

      In the early 1980's the State of Minnesota experienced financial difficulties due to a downturn in the State's economy resulting from the national recession. As a consequence, the State's revenues were significantly lower than anticipated in the July 1, 1979 to June 30, 1981 biennium and the July 1, 1981 to June 30, 1983 biennium. In response to revenue shortfalls, the legislature broadened and increased the State sales tax, increased income taxes (by increasing rates and eliminating deductions) and reduced appropriations and deferred payments of State aid, including appropriations for and aids to local governmental units. The State's fiscal problems affected other governmental units within the State, such as local government, school districts and state agencies, which, in varying degrees, also faced cash flow difficulties. In certain cases, revenues of local governmental units and agencies were reduced by the recession. Because of the State's fiscal problems, Standard & Poor's Corporation reduced its rating on the State's outstanding general obligation bonds from AAA to AA+ in August 1981 and to AA in March 1982. Moody's Investors Service, Inc. lowered its rating on the State's outstanding general obligation bonds from Aaa to Aa in April 1982.

      In 1986, 1987, 1991, 1992 and 1993, legislation was required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve (cash flow account), imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. In 1995, the Minnesota Legislature separated the budget reserve and cash flow account into two separate accounts. The cash flow account was established for the purpose of providing sufficient cash balances to cover monthly revenue and expenditure imbalance. The cash flow account is set for the current biennium, ending June 30, 1997, at $350 million. The budget reserve was established for the purpose of cushioning the State from an economic downturn, and its balance is set for the current biennium at $204 million. Total projected expenditures and transfers for the biennium are $18.22 billion. The projections generally do not include increases for inflation or operating costs, except where Minnesota law requires them.

      The Minnesota Supreme Court held on April 1, 1994 that numerous banks are entitled to refunds of Minnesota bank excise taxes paid for tax years 1979 through 1983, on the grounds that interest on federal obligations was unlawfully included in the computation of the tax for such years. The trial court has been directed to calculate the amounts to be refunded. The taxes and interest are estimated to be in excess of $235 million. The State will be permitted to pay the refunds over a four-year period. On December 12, 1994 the U.S. Supreme Court denied the State's Petition to review the decision of the Minnesota Supreme Court. The 1995 Minnesota Legislature authorized the State Commissioner of Finance to issue up to $400 million of State revenue bonds to pay for the judgment and the related obligations. The State of Minnesota also is a party to a variety of other civil actions which could adversely affect the State's General Fund.

      State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to Bonds that are revenue obligations of the issuer and not general obligations of the State, there can be no assurance that fiscal problems of the State will not adversely affect the market value or marketability of the Bonds or the ability of the respective obligors to pay interest on and principal of the Bonds.

      The 1995 Minnesota Legislature considered but did not enact legislation that would include in Minnesota taxable income of individuals, estates and trusts the interest income derived from obligations of the State of Minnesota or its subdivisions that are otherwise exempt from federal income tax to the extent the interest income was derived from obligations issued, sold or acquired after July 1, 1995. The proposed legislation was partially in response to a 1994 Ohio Supreme Court case which held that an Ohio law subjecting the interest derived from obligations issued by non-Ohio governmental entities to tax while exempting interest on bonds issued by Ohio governmental entities did not violate the Commerce Clause of the United States Constitution. Despite the fact that the Ohio law was upheld, the Ohio case caused concern that if a similar Minnesota exemption were held to be unconstitutional, the State of Minnesota would be subject to retroactive income tax refunds. The 1995 Minnesota Legislature did enact a provision stating that if a court determines the exemption of Minnesota bond interest discriminates against interstate commerce, the State of Minnesota would remedy the discrimination by adding interest on obligations of Minnesota governmental units to federal taxable income, beginning in the year in which such a court decision became final.


                           PORTFOLIO TRANSACTIONS

      As provided in the investment advisory agreement with respect to the Funds, Insight makes investment decisions and decisions as to the execution of portfolio transactions for the Funds, subject to the general supervision of the Board of Directors of Great Hall. At times, investment decisions may be made to purchase or sell the same investment security for more than one of the portfolios that comprise Great Hall, in which case the transactions will be allocated as to amount and price in a manner considered equitable to each portfolio. In some cases this procedure may possibly have a detrimental effect on the price or volume of the security as far as certain funds are concerned. On the other hand, the ability of the Funds to participate in volume transactions may produce better executions for these funds in some cases.

      Under the 1940 Act, persons affiliated with Great Hall are prohibited from dealing with the Funds as a principal in the purchase and sale of investments unless an order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of Great Hall may not serve as a dealer in connection with such transfers or commitments. The 1940 Act also prohibits the Funds from purchasing a security being publicly underwritten from a syndicate in which any affiliated person is a principal underwriter except in accordance with certain limitations. Furthermore, the Funds may not use any affiliated person as a broker or dealer in executing portfolio transactions without complying with the limitations imposed by the rules of the SEC. Dain Bosworth Incorporated and Rauscher Pierce Refsnes, Inc., among others, are affiliated persons of the Funds by direct or indirect ownership interest in Insight.

      Most purchase or sale transactions with respect to the Funds are with the issuer or an underwriter or with major dealers of securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter normally includes a commission paid by the issuer to the underwriter. Purchases or sales from or to dealers will normally reflect the spread between bid and ask prices. During the fiscal years ended July 31, 1993, 1994 and 1995, no brokerage commissions were paid by either Fund.

      In placing orders for securities transactions, the primary criterion for selection of a broker-dealer is the ability of the broker-dealer, in the opinion of Insight, to secure prompt execution of the transactions at the most favorable net price, considering the state of the market at the time. Frequently, Insight selects a broker-dealer to effect a particular transaction without contacting all broker-dealers who might be able to effect such transaction, because of the volatility of the market and the desire to accept a particular price for a security because the price offered by the broker-dealer meets a Fund's guidelines for profit, yield, or both.

      When consistent with the objectives of prompt execution and favorable net price, orders may be placed with broker-dealers who furnish investment research or services to Insight. Such research or services include advice as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows Insight to supplement its own investment research activities and enables Insight to obtain the views and information of individuals and research statistics of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to Insight, Insight receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Insight believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

Portfolio Turnover

      The portfolio turnover rates for each Fund are set forth in the Prospectus under "Financial Highlights."


                            REDUCED SALES CHARGES

      As described under "How to Invest" in the Prospectus, the applicable sales charge may be reduced or waived on certain purchases. Such sales charge variations are offered in order to pass on to qualifying investors the lower costs of marketing to such investors and in recognition of the economies of scale involved in large purchases. In order for any of the following privileges to be made available, you must notify Dain Bosworth Incorporated or Rauscher Pierce Refsnes, Inc. (the "Co-Distributors") of the total holdings in a Fund and other applicable Funds at the time each order is placed.

Combined Purchase Privilege

      The table of reduced sales charges for larger-sized investments contained under "How to Invest" in the Prospectus is applicable to purchases of $100,000 or more of National Fund or Minnesota Fund if such purchases are made at any one time by any "person." A "person" includes: (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his, her or their own account; (b) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account; or (c) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

Cumulative Quantity Discount

      A person (as defined above) may also add the value (at the then current offering price on the date of the subsequent additional purchase) of his existing shares of National Fund and Minnesota Fund to his investment in additional shares of such Funds when determining whether a reduced sales charge applies.

Letter of Intent

      Investors may qualify for reduced sales charges by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in the Funds (including certain credits, as described below) within a 13-month period. Investors electing to take advantage of the Letter of Intent should contact their investment executive and complete the applicable portion of the Account Authorization Form that accompanies the Funds' prospectus. The Account Authorization Form should be read carefully prior to its execution. A Letter of Intent may include purchases of Fund shares made not more than 90 days prior to the date that a Letter of Intent is signed. The 13-month period will run from the date of the earliest purchase to be included.

      Sales charges applicable to all amounts invested under the Letter of Intent are computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the Letter of Intent not been in effect is due from the investor.

However, for purchases actually made within the 13-month period, the sales charge applicable will not be higher than that which would have applied (including accumulations) had the Letter of Intent been for the amount actually invested. If the goal under the Letter of Intent is exceeded in an amount that qualifies for a lower sales charge, a price adjustment will be made by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

      The Letter of Intent does not constitute a binding commitment by the investor to purchase, or by National Fund or Minnesota Fund to sell, additional shares and may be terminated at any time. The minimum initial investment under a Letter of Intent is 5% of the total amount indicated in the Letter. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released.

      For purposes of determining whether any contingent deferred sales charge is applicable to redemptions of shares initially purchased without a sales load pursuant to a Letter of Intent, shares will be deemed to have been purchased as of the date on which the investment was actually made, and shares will be redeemed in the order purchased.


                            REINVESTMENT PRIVILEGE

      If you redeem all of your shares in either the National Fund or the Minnesota Fund, you may reinvest all or part of the proceeds of such redemption in additional shares of such Funds without paying any sales charge if such reinvestment is effected within 60 days after the redemption and you are exercising the reinvestment privilege. If you use the reinvestment privilege following a redemption that resulted in a loss, some or all of the loss will not be allowed as a tax deduction, depending on the amount reinvested.


                              EXCHANGE PRIVILEGE

      An Exchange Privilege among the portfolios comprising Great Hall is available to shareholders of each portfolio. Shares of The Great Hall money market funds (the "Money Market Funds") are sold to the public without a sales charge. Shares of National Fund and Minnesota Fund (the "Load Funds") are sold to the public with a sales charge. When shares of a Money Market Fund are exchanged for shares of a Load Fund, the applicable sales charge will be deducted. Shares of either Load Fund may be exchanged for shares of the other Load Fund without a sales charge. If shares have been purchased by check and are being exchanged, the purchase check must be collected by the Transfer Agent before the exchange can be made, which may take up to 15 days or more after investment.

      The shares of the Fund being exchanged must meet the minimum initial investment requirement which is currently $1,000 for all Funds.

      An exchange request to redeem shares of a Load Fund for shares of a Money Market Fund, or shares of one Load Fund for shares of the other Load Fund, will be effective on the fifth business day following the date of the net asset value next determined for such Fund after receipt of such request.
A request to exchange shares of a Money Market Fund for shares of a Load Fund will be effective on the next business day following the date of the net asset value next determined for such Fund after receipt of such request.

      An exchange pursuant to the Exchange Privilege is, for federal income tax purposes, a sale on which you may realize a taxable gain or loss. See "Taxes." The Exchange Privilege is available only in states where legally allowed, and may be modified or terminated at any time. Any Fund may limit or discontinue the exchange of its shares.

                    MANAGEMENT AND DISTRIBUTION AGREEMENTS

Investment Adviser; Investment Advisory Agreement

      Insight serves as each Fund's investment adviser. Insight is a division of IFG Asset Management Services, Inc. ("AMS"), a wholly-owned subsidiary of Inter-Regional Financial Group, Inc. ("IFG"). Each Co-Distributor likewise is a wholly-owned subsidiary of IFG.

      Pursuant to an investment advisory agreement (the "Advisory Agreement"), Insight performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolio of each Fund and furnishes office facilities and certain clerical and administrative services to the Funds. In addition, to the extent not covered by the Funds' Rule 12b-1 Plan, Insight may bear the cost of promotional expenses, including the cost of printing and distributing prospectuses utilized for promotional purposes. Other expenses are borne by whichever Fund incurs the expense and such expenses include, but are not limited to, taxes, interest, brokerage fees and commissions, and costs and expenses associated with the following matters and services: registration and qualification of Great Hall, the Funds and their shares with the SEC and the various states; services of custodians, transfer agent, dividend disbursing agent, accounting services agents, shareholder services agents, independent auditors and outside legal counsel; maintenance of corporate existence; preparation, printing and distribution of prospectuses to existing Fund shareholders; services of Great Hall directors who are not employees of Insight or of the Co-Distributors or any of their affiliates; directors' and shareholders' meetings, including the printing and mailing of proxy materials; insurance premiums for fidelity, portfolio and other coverage; issuance and sale of Fund shares (to the extent not borne by the Co-Distributors under their agreement with Great Hall); redemption of Fund shares; printing and mailing of stock certificates representing shares of the Funds; association membership dues; preparation, printing and mailing of shareholder reports; and portfolio pricing services, if any. Expenses borne by Great Hall and attributable to only one Fund will be allocated to that Fund; expenses that are not specifically allocable will be allocated to each Fund in a manner and on a basis determined in good faith by the Board of Directors of Great Hall, including a majority of the Directors who are not "interested" persons of Great Hall or Insight, to be fair and equitable.
Under the Advisory Agreement, Insight receives a monthly advisory fee based on
the average daily net assets of each Fund.   Each Fund pays a fee at an annual
rate of .50% of average daily net assets.

      The Advisory Agreement continues in effect from year to year, if specifically approved at least annually by a vote cast in person at a meeting called for such purpose by a majority of the Directors of Great Hall, and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of Great Hall or Insight ("Independent Directors"). The Advisory Agreement may be terminated by either party thereto, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of Great Hall, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of an assignment. Termination will not affect the right of Insight to receive payment of any unpaid balance of the compensation earned prior to termination.

      The Funds commenced operations on June 5, 1992 upon the transfer of substantially all of the assets held by Carnegie's National Tax Exempt Fund and Minnesota Insured Fund. The Carnegie funds (like the Funds) operated on a July 31 fiscal year end. For the fiscal years ended July 31, 1995, 1994 and 1993, National Fund paid advisory fees of $342,193, $353,208 and $248,836, respectively, and Minnesota Fund paid advisory fees of $153,568, $143,771 and $128,229, respectively. During such years, Insight waived advisory fees of $74,000, $38,300 and $41,784, respectively, for Minnesota Fund pursuant to expense waivers then in effect.

The Co-Distributors

      Shares of the National Fund and the Minnesota Fund are offered continuously. Both Co-Distributors serve as distributors of the National Fund; however, only Dain Bosworth Incorporated serves as a distributor of the Minnesota Fund. Under the terms of the Co-Distributor Agreement between the Co-Distributors and the Funds, the Co-Distributors, as agent of Great Hall, accept orders for the purchase and redemptions of shares of such Funds and, as compensation therefor, receive the amount of the sales charge described in the Prospectus. The Co-Distributors are not obligated to sell any certain number of shares of a Fund. The Co-Distributors may enter into Dealer's Agreements with other dealers, pursuant to which such dealers also sell shares of the Funds. The Distribution Agreements permit the Co-Distributors to re-allow designated amounts of the sales charge, as shown in the Prospectus, to dealers entering into dealer agreements with the Co-Distributors; accordingly, such dealers may be deemed to be underwriters of the Funds, as that term is defined in the 1933 Act. The Funds have agreed to indemnify the Co-Distributors and their affiliates, to the extent permitted by applicable law, against certain liabilities under the 1933 Act.

Distribution Plan

      Rule 12b-1(b) under the 1940 Act provides that any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, Great Hall has entered into a Co-Distributor Agreement with the Co-Distributors pursuant to a Distribution Plan adopted in accordance with such Rule.

      In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of a Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the Directors who are not interested persons of Great Hall and who have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance:

      * that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1;

      * that any person authorized to direct the disposition of moneys paid or payable by Great Hall pursuant to the plan or any related agreement shall provide to Great Hall's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

      * in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of Great Hall who are not interested persons of Great Hall and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of a Fund.

      Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

      Rule 12b-1(c) provides that Great Hall may rely upon Rule 12b-1(b) only if the selection and nomination of Great Hall's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that Great Hall may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit Great Hall and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plan will benefit Great Hall and its shareholders.

      For the fiscal year ended July 31, 1993, the Co-Distributors earned fees of $37,430 and $19,140 from the National Fund and Minnesota Fund, respectively (net of voluntary fee waivers of $112,125 and $57,797, respectively). For the fiscal year ended July 31, 1994, the Co-Distributors earned fees of $140,340 and $72,789 from the National Fund and Minnesota Fund, respectively (net of voluntary fee waivers of $71,584 and $36,453, respectively). For the fiscal year ended July 31, 1995, the Co-Distributors earned fees of $126,890 and $59,184 from the National Fund and Minnesota Fund, respectively (net of voluntary fee waivers of $78,426 and $32,957, respectively). Currently, the Co-Distributors are permitted to use such fees only in connection with the provision of shareholder services (including, but not limited to, responding to shareholder inquiries and providing information on their investments) by the Co-Distributors and dealers who enter into selling agreements with the Co-Distributors.


                       DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each Fund is calculated separately for each Fund. The assets and liabilities of each Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the SEC. Assets and liabilities attributable to a specific Fund are allocated to that Fund. Assets and liabilities not readily identifiable to a Fund will be allocated among the Funds in a manner and on a basis determined in good faith pursuant to procedures established by the Board of Directors, including a majority of the Directors who are not "interested persons" of Great Hall or Insight, to be fair and equitable.

      The portfolio securities in which each Fund invests fluctuate in value, and hence the net asset value per share (and therefore, the public offering price) of each Fund also fluctuates. On July 31, 1995, the net asset value per share and the maximum public offering price per share for the Funds were calculated as follows:

National Fund

        Net Assets   ($66,357,252)
    ------------------------------------       =     Net Asset Value Per Share
    Shares Outstanding (6,521,963)                   ($10.17)

    Maximum Public Offering Price Per Share    =     $10.17 + 4.50% of Public
                                                     Offering Price = $10.65

Minnesota Fund

        Net Assets   ($28,634,735)
    ------------------------------------       =     Net Asset Value Per Share
    Shares Outstanding (2,889,958)                   ($9.91)

    Maximum Public Offering Price Per Share    =     $9.91 + 4.50% of Public
                                                     Offering Price = $10.38


                        CALCULATION OF PERFORMANCE DATA

      Advertisements and other sales literature for the Funds may refer to "yield," "tax equivalent yield," "average annual total return" or "cumulative total return." Such amounts are calculated as follows:

      Yield is computed by dividing the net investment income per share (as defined under SEC rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)^6 - 1]
                                     ---
                                      cd

        Where:      a  =  dividends and interest earned during the period;

                    b  =  expenses accrued for the period (net of
                          reimbursements);

                    c  =  the average daily number of shares outstanding
                          during the period that were entitled to receive dividends; and

                    d  =  the maximum offering price per share on the last
                          day of the period.

      National Fund's yield for the 30-day period ended July 31, 1995 was 5.86%. For the same period, Minnesota Fund's yield was 4.45%. Absent voluntary fee waivers during this period, National Fund's 30-day yield would have been 5.75%, and Minnesota Fund's 30-day yield would have been 4.09%.

      Taxable equivalent yield is computed by dividing that portion of the yield of a Fund (as computed pursuant to the above paragraph) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

      The taxable equivalent yields for National Fund for the 30-day period ended July 31, 1995 were 8.14%, 8.49%, 9.16% and 9.70% assuming a federal marginal income tax rate of 28%, 31%, 36% and 39.6%, respectively. For the same period, the taxable equivalent yields for Minnesota Fund were 6.75%, 7.05%, 7.59% and 8.05% assuming a combined federal/Minnesota marginal income tax rate of 34.1%, 36.9%, 41.4% and 44.7%, respectively. Absent voluntary fee waivers during this period, National Fund's taxable equivalent 30-day yields would have been 7.99%, 8.33%, 8.98 and 9.52%, respectively, and Minnesota Fund's taxable equivalent 30-day yields would have been 6.21%, 6.48%, 6.98% and 7.40%, respectively.

      Average annual total return figures are computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

        Where:      P  =  a hypothetical initial payment of $1,000;

                    T  =  average annual total return;

                    n  =  number of years; and

                  ERV  =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

      This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

      The average annual total returns on an investment in the National Fund for the one year, five year and since inception (September 22, 1986) periods ended July 31, 1995 were 2.34%, 7.19% and 7.48%, respectively. The average annual total returns on an investment in the Minnesota Fund for the one year, five year and since inception (March 5, 1986) periods ended July 31, 1995 were 2.18%, 6.11% and 6.52%, respectively.

      Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              ERV-P
                  CTR  =  ( ---------- )100
                                P

        Where:    CTR  =  cumulative total return;
                  ERV  =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning
                          of such period; and
                  P    =  initial payment of $1,000.

      This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

      The cumulative total return of National Fund from its inception (September 22, 1986, including the operations of its predecessor) through July 31, 1995 was 89.10%, and the cumulative total return of Minnesota Fund from its inception (March 5, 1986, including the operations of its predecessor) through July 31, 1995 was 79.36%.


                            DIRECTORS AND OFFICERS

      Directors and officers of Great Hall, together with information as to their principal occupations during the past five years, are set forth below. Except as otherwise set forth below, the address of each officer and director is the same as that of Great Hall - 60 South Sixth Street, Minneapolis, Minnesota 55402.

                                                Principal Occupations
                                                During the Past Five Years and
Name and Address               Position         Other Affiliations
----------------               --------         ------------------------------

T. Geron ("Jerry") Bell        Director         President of the Minnesota
501 Chicago Avenue South                        Twins Baseball Club
Minneapolis, MN 55415                           Incorporated since 1987.


Sandra J. Hale                 Director         President of Enterprise
2308 West Lake of                               Management, Int'l. since 1991;
   the Isles Pkwy.                              Minnesota Commissioner of
Minneapolis, MN 55402                           Administration from 1983 to
                                                1990.

Ron James*                     Director         Vice-President - Minnesota of
150 South Fifth Street                          U.S. West Communications since
Suite 3300                                      1990; Vice President and
Minneapolis, MN 55402                           General Manager-Large Business
                                                Markets of U.S. West
                                                Communications from 1987 to
                                                1990; Director of Ceridian
                                                Corporation since 1991;
                                                Director of The St. Paul
                                                Companies since 1993; Director
                                                of Automotive Industries
                                                Holding, Inc. since 1994.

                                                Principal Occupations
                                                During the Past Five Years and
Name and Address               Position         Other Affiliations
----------------               --------         ------------------------------

Jay H. Wein                    Director         Independent consultant since
12900 Whitewater Drive                          April 1995; Chairman of
Minnetonka, MN 55343                            Information Advantage, Inc.
                                                from 1992 to April 1995; Vice
                                                Chairman of National
                                                Designwear, Inc. (which filed
                                                a petition for reorganization
                                                under chapter 11 of Title 11
                                                of the United States Code in
                                                1992 and which currently is
                                                inactive and in the process of
                                                liquidation) since 1990;
                                                Retired in August 1989 after
                                                15 years as Office Managing
                                                Partner of the Minneapolis/St.
                                                Paul Office of Arthur Andersen
                                                & Co.

J. Scott Spiker                Chief            President, Chief Executive
                               Executive        Officer and Director of
                               Officer          Insight and AMS since October
                                                1994; Senior Vice President of
                                                IFG since February 1994;
                                                Senior Vice President and
                                                Business Manager, Employee
                                                Benefit Services, of Norwest
                                                Corporation from 1990 through
                                                January 1994; Product Manager,
                                                Institutional Collective
                                                Funds, of Norwest Corporation
                                                from 1989 through January
                                                1994.

Dennis T. Hippen               Senior           Senior Vice President and
                               Vice             Senior Portfolio Manager of
                               President        Insight since 1991; Director
                                                and President of Insight Bond
                                                Management, Inc. (Insight's
                                                predecessor) from 1983 through
                                                1991.

Raye C. Kanzenbach             Vice             Vice President and Senior
                               President        Portfolio Manager of Insight;
                                                prior to 1991, Director,
                                                Senior Vice President and
                                                Secretary of Insight Bond
                                                Management, Inc. since 1983.

Julie K. Getchell              Chief            Vice President, Secretary,
                               Financial        Treasurer and Chief Financial
                               Officer          Officer of AMS; prior to 1991,
                                                Vice President and Assistant
                                                Controller of Dain Bosworth
                                                Incorporated since 1985.

Matthew L. Thompson            Secretary        Partner of Faegre & Benson
                                                Professional Limited Liability
                                                Partnership, Great Hall's
                                                general counsel, since May
                                                1995; Vice President,
                                                Assistant Secretary and
                                                Corporate/Fund Counsel of IFG
                                                from January 1994 to May
                                                1995; prior thereto, Partner
                                                of Dorsey & Whitney since 1993
                                                and Associate of Dorsey &
                                                Whitney from 1985 through
                                                1992.

__________________________

* Mr. James may be deemed to be an "interested" Director because he is a director of The St. Paul Companies, which owns a majority interest in a registered broker-dealer.

      The annual compensation of each Director is $6,000 plus $1,000 for each meeting attended. No compensation is paid by Great Hall to its officers. The following table sets forth for such period the aggregate compensation (excluding expenses) paid by Great Hall to its directors during the fiscal year ended July 31, 1995:

                              COMPENSATION TABLE
                              ------------------

                                                        Pensions or Retirement
                                    Aggregate               Benefits Accrued
                                   Compensation               as part of
      Name of Director            from Great Hall         Great Hall Expenses
      ----------------            ---------------         -------------------
      T. Geron (Jerry) Bell          $12,000                     None
      Sandra J. Hale                 $12,000                     None
      Ron James                      $12,000                     None
      Jay H. Wein                    $12,000                     None


      Additional directors of AMS are as follows:

          Name                         Other Positions
          ---------------------        --------------------------------
          Irving Weiser                Chairman, Chief Executive Officer and
                                       President of IFG; Chairman and Chief
                                       Executive Officer of Dain Bosworth Inc.

          Jerry W. Hayes               Chief Executive Officer of Regional
                                       Operations Group, Inc., a subsidiary of
                                       IFG

          John C. Appel                President and Chief Operating Officer
                                       of Dain Bosworth Inc.

          Louis C. Fornetti            Executive Vice President, Chief
                                       Financial Officer and Treasurer of IFG.


                            GENERAL INFORMATION

      Great Hall maintains accounting records that specifically allocate assets and liabilities on a series by series basis. The shares of each series represent an undivided interest in the assets and liabilities specifically allocated to that series. Creditors and other persons contracting with Great Hall with respect to a series may look solely to the assets of that series to satisfy claims against Great Hall.

      All Fund shares are the same class and are freely transferable. Each share has equal dividend rights and is entitled to one vote at all shareholder meetings. Separate votes are taken by each series of Great Hall except to the extent that the 1940 Act requires shares of all series to be voted in the aggregate. Shares have non-cumulative voting rights, so that the holders of more than 50% of the shares can, if they choose to do so, elect all the directors of Great Hall, in which event the holders of the remaining shares will be unable to elect any person as a director. Whenever the approval of a majority of the outstanding shares of a series of Great Hall is required in connection with shareholder approval of an investment advisory agreement, changes in the investment objectives, policies or limitations of that series, or changes in the distribution expense plan, a "majority" shall mean the vote of the lesser of (a) 67% or more of the shares of such series present at a meeting, if the holders of more than 50% of the outstanding shares of such series are present in person or by proxy; or (b) more than 50% of the outstanding shares of such series. As of September 29, 1995, Juanita M. Daly, 1200 Rancho Cr., Las Vegas, Nevada 89107 beneficially owned approximately 6.13% of National Fund's issued and outstanding shares. To the best of Great Hall's knowledge, no other shareholder beneficially owned 5% or more of either Fund's outstanding shares as of the same date.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Great Hall may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Great Hall. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of Great Hall. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) of the 1940 Act, the Board of Directors of Great Hall shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares, and Great Hall will assist in communications with other shareholders as required by the 1940 Act.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances.

      Under Minnesota law, directors owe Great Hall and its shareholders certain fiduciary duties, including a duty of "loyalty" (to act in good faith and in the best interests of Great Hall) and a duty of "care" (to act with the care that a reasonably prudent person would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate the personal monetary liability of directors to the corporation or its shareholders for breach of the duty of "care." Directors of corporations adopting such a limitation provision still owe the corporation this duty of "care," but under most circumstances cannot be sued for monetary damages for breaches of such duty. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.

      The directors of Great Hall remain fully liable (including possibly for monetary damages) for breaches of their duty of "loyalty," for self-dealing, for bad faith and intentional misconduct, and for violations of the 1933 Act, the Securities Act of 1934, and certain provisions of Minnesota corporation law. Additionally, the 1940 Act prohibits limiting a director's liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the director's duties in the conduct of the director's office, and it is uncertain whether and to what extent directors remain liable for monetary damages for violations of the 1940 Act. The SEC staff has taken the position that investment company directors remain liable for monetary damages under certain circumstances.

      Upon issuance and sale in accordance with the terms of the Fund's Prospectus and Statement of Additional Information, each share of a Fund will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Shares" in the Prospectus. In the event of the dissolution or liquidation of Great Hall, the holders of the shares of any Fund are entitled to receive, as a class, the underlying assets of such Fund available for distribution to shareholders.

                             COUNSEL AND AUDITORS

      Faegre & Benson Professional Limited Liability Partnership, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as Great Hall's general counsel. Lindquist & Vennum PLLP, 4200 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as counsel to Great Hall's disinterested directors.

      KPMG Peat Marwick LLP, 90 South Seventh Street, 4200 Norwest Tower, Minneapolis, Minnesota 55402, has been selected as the independent auditors of Great Hall for its fiscal year ending July 31, 1996.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1995 and the financial highlights for each of the years in the five-year period ended July 31, 1995. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Tax-Exempt Fund and Minnesota Tax-Exempt Fund at July 31, 1995, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period ended July 31, 1995, and the financial highlights for each of the years in the five-year period ended July 31, 1995, in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 1, 1995

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1995
                                                                     Minnesota
                                                         National      Insured
                                                       Tax-Exempt   Tax-Exempt
                                                             Fund         Fund
------------------------------------------------------------------------------
Assets:
Investments in securities at market value
 (note 2), identified cost $65,651,440 and
 $28,124,352 respectively..........................   $65,882,703  $28,067,543
Cash in bank on demand deposit.....................        58,500       30,572
Receivable for fund shares sold....................           347       47,736
Accrued interest receivable........................     1,138,758      574,279
------------------------------------------------------------------------------
Total assets.......................................    67,080,308   28,720,130
------------------------------------------------------------------------------
Liabilities:
Cash portion of dividends payable to shareholders..       177,369       28,416
Payable for fund shares redeemed...................       450,147       19,553
Accrued investment advisory fee....................        28,407        5,228
Accrued distribution fee...........................        25,179       11,403
Other accrued expenses.............................        41,954       20,795
------------------------------------------------------------------------------
Total liabilities..................................       723,056       85,395
------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock........................   $66,357,252  $28,634,735
------------------------------------------------------------------------------

Represented by:
Capital stock - authorized 10 billion shares of
 $.01 par value for each Fund, outstanding
 6,521,963 and 2,889,958 shares, respectively......       $65,220      $28,900
Additional paid-in capital.........................    65,492,505   29,279,152
Accumulated net realized gains (losses) on
 investments (note 2)..............................       568,264     (616,508)
Unrealized appreciation
  (depreciation) of investments....................       231,263      (56,809)
------------------------------------------------------------------------------
 Total - representing net assets applicable to
  outstanding capital stock........................   $66,357,252  $28,634,735
------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital stock.....................        $10.17        $9.91
------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended July 31, 1995
                                                                     Minnesota
                                                         National      Insured
                                                       Tax-Exempt   Tax-Exempt
                                                            Fund          Fund
------------------------------------------------------------------------------
Income:
 Interest..........................................   $4,957,707    $1,820,452
------------------------------------------------------------------------------
Expenses (note 5):
 Investment advisory fee...........................      342,193       153,568
 Distribution fee..................................      205,316        92,141
 Custodian, accounting and transfer agent fees.....       42,234        44,340
 Reports to shareholders...........................        4,483        19,176
 Directors' fees...................................        9,000         9,000
 Audit and legal fees..............................        1,916        23,114
 Registration fees.................................           --         4,400
 Insurance fees....................................       10,067         9,000
 Other expenses....................................        3,751         1,249
------------------------------------------------------------------------------
Total expenses.....................................      618,960       355,988
Less expenses voluntarily
  waived or absorbed by Advisor....................      (78,426)     (106,957)
------------------------------------------------------------------------------
Total net expenses.................................      540,534       249,031
------------------------------------------------------------------------------
Investment income - net............................    4,417,173     1,571,421
------------------------------------------------------------------------------
Realized and unrealized gains/(losses) on investments:
 Net realized gain (loss) on investments (note 3)..      868,133      (616,795)
 Net change in unrealized appreciation or
  depreciation of investments......................     (592,387)      728,206
------------------------------------------------------------------------------
Net gain on investments............................      275,746       111,411
------------------------------------------------------------------------------
Net increase in net
  assets resulting from operations.................   $4,692,919    $1,682,832
------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                            National         Minnesota Insured
                                     Tax-Exempt Fund           Tax-Exempt Fund
------------------------------------------------------------------------------
                                   Year         Year         Year         Year
                                  Ended        Ended        Ended        Ended
                                7/31/95      7/31/94      7/31/95      7/31/94
------------------------------------------------------------------------------
Operations:
 Investment income - net...  $4,417,173   $4,227,017   $1,571,421   $1,770,456
 Net realized gain (loss)
  on investments...........     868,133       38,318     (616,795)     677,302
 Net change in unrealized
  appreciation or depreci-
  ation of investments.....    (592,387)  (2,652,084)     728,206   (2,645,221)
-------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations...............   4,692,919    1,613,251    1,682,832     (197,463)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Investment income - net...  (4,417,173)  (4,227,017)  (1,571,421)  (1,770,456)
 Accumulated net
  realized gains...........    (308,935)    (118,925)    (293,106)    (747,780)
------------------------------------------------------------------------------
  Total distributions
   to shareholders.........  (4,726,108)  (4,345,942)  (1,864,527)  (2,518,236)
------------------------------------------------------------------------------
Capital share transactions (note 4):
 Proceeds from sales
  (note 5).................   3,529,401   21,521,729      633,943   12,506,342
 Shares issued for reinvest-
  ment of distributions....   2,501,190    2,385,802    1,145,781    1,620,838
 Payment for shares
  redeemed................. (11,812,598)  (7,050,373) (10,071,324)  (4,202,344)
-------------------------------------------------------------------------------
Increase (decrease) in net
  assets from capital share
  transactions.............  (5,782,007)  16,857,158   (8,291,600)   9,924,836
------------------------------------------------------------------------------
Total increase (decrease)
 in net assets.............  (5,815,196)  14,124,467   (8,473,295)   7,209,137
------------------------------------------------------------------------------
Net assets at beginning
 of year...................  72,172,448   58,047,981   37,108,030   29,898,893
-------------------------------------------------------------------------------
Net assets at end of year.. $66,357,252  $72,172,448  $28,634,735  $37,108,030
------------------------------------------------------------------------------

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes a series of five funds, including National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund (the funds), which are classified as non-diversified funds. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities

    The values of fixed-income securities are provided by an independent pricing service. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premium and original issue discount, is accrued daily and is computed on a level yield basis. For the Minnesota Insured Tax-Exempt Fund, portfolio insurance expense is recognized over the premium period, and the cost of secondary market insurance, if any, is capitalized to the cost basis of the underlying security. For the year ended July 31, 1995 portfolio insurance expense was $5,559.

    The Minnesota Insured Tax-Exempt Fund concentrates its investments in a single state and, therefore, may have more risk related to the economic conditions of the respective state than a fund that has broader geographical diversification.

    Securities Purchased on a When-Issued Basis

    Delivery and payment for securities which have been purchased on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

    Federal Taxes

    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund within the Company will be treated as a separate entity for federal income tax purposes. In addition, on a calendar basis, each fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or the realized gains (losses) were recorded by the funds.

    For federal income tax purposes, capital loss carryovers were $616,795 for the Minnesota Insured Tax-Exempt Fund at July 31, 1995, which if not offset by subsequent capital gains, will expire in 2003 and 2004. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired.

    Distributions to Shareholders

    Distributions to shareholders from net investment income are declared daily and payable monthly in cash or reinvested in additional shares. Distributions from net realized gains, if any, will be made on an annual basis for the funds.

3.  Investment Security Transactions

    For the year ended July 31, 1995, purchases of securities and proceeds from sales, other than temporary investments in short-term securities, aggregated $5,590,706 and $9,629,662 for National Tax-Exempt Fund and $988,240 and $7,225,868 for Minnesota Insured Tax-Exempt Fund.

4.  Capital Share Transactions

    Transactions in shares of each Fund for the years ended July 31, 1995 and 1994 are as follows:

                                                 National     Minnesota Insured
                                               Tax-Exempt            Tax-Exempt
                                                     Fund                  Fund
    ---------------------------------------------------------------------------
    1995:
      Sold                                        354,203               64,766
      Issued for reinvested distributions         250,761              120,193
      Redeemed                                 (1,182,858)          (1,060,778)
    ---------------------------------------------------------------------------
      Decrease                                   (577,894)            (875,819)
    ---------------------------------------------------------------------------
    1994:
      Sold                                      2,021,958            1,175,716
      Issued for reinvested distributions         229,255              156,844
      Redeemed                                   (678,653)            (409,749)
    ---------------------------------------------------------------------------
      Increase                                  1,572,560              922,811
    ---------------------------------------------------------------------------

5.  Fees and Expenses

    The funds have entered into an investment advisory and management agreement with IFG Asset Management Services, Inc. (AMS), under which AMS manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay AMS a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 50% of average daily net assets.

    Each fund also pays affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) a monthly fee for expenses incurred in the distribution and promotion of the funds' shares. The monthly fee is limited to a maximum of 1/12 of .30% of average daily net assets for each fund. However, DBI and RPR voluntarily limited the reimbursement fee to 0.186% and 0.193% of average daily net assets for the year ended July 31, 1995 for the National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund, respectively. Total distribution fees waived for the year ended July 31, 1995 were $78,426 and $32,957 for National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund, respectively.

    In addition to the investment advisory fee and the distribution fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organization costs, insurance, interest and other miscellaneous expenses. For the year ended July 31, 1995, total fees and expenses including the distribution fee were further voluntarily limited to an annual rate of 0.79% and 0.81% of average daily net assets for National Tax-Exempt Fund and Minnesota Insured Tax-Exempt Fund, respectively.

    Sales charges paid to affiliated brokers for distributing the funds' shares were $76,256 for National Tax-Exempt Fund and $15,380 for Minnesota Insured Tax-Exempt Fund for the year ended July 31, 1995.

    Legal fees and expenses of $2,649 for the year ended July 31, 1995 were paid to an affiliate of the fund's sponsor.

6.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period is as follows:

                                                National Tax-Exempt Fund
-------------------------------------------------------------------------------
                                                  Year ended July 31,
                                      1995     1994     1993     1992     1991
-------------------------------------------------------------------------------
Net asset value, beginning of year  $10.17   $10.50   $10.22    $9.65    $9.63
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income............   0.648    0.624    0.652    0.703    0.697
 Realized and unrealized gains
  (losses) on investments, net....   0.045   (0.313)   0.280    0.570    0.020
-------------------------------------------------------------------------------
Total from investment operations..   0.693    0.311    0.932    1.273    0.717
-------------------------------------------------------------------------------
Distributions to shareholders:
 From investment income...........  (0.648)  (0.624)  (0.652)  (0.703)  (0.697)
 From accumulated net
  realized gains..................  (0.045)  (0.017)      --       --       --
-------------------------------------------------------------------------------
Total distributions
 to shareholders..................  (0.693)  (0.641)  (0.652)  (0.703)  (0.697)
-------------------------------------------------------------------------------
Net asset value, end of year......  $10.17   $10.17   $10.50   $10.22    $9.65
-------------------------------------------------------------------------------
Total return**....................    7.16%    2.99%    9.45%   13.84%    7.76%
Net assets at end of
 year (000s omitted)..............  $66,357  $72,172  $58,048  $43,166  $46,812
Ratio of expenses to average
 daily net assets*................    0.79%    0.91%    1.01%    0.84%   0.96%
Ratio of net investment income
 to average daily net assets*.....    6.45%    5.98%    6.32%    7.15%   7.26%
Portfolio turnover rate
 (excluding short-term securities)    8.45%   27.88%   16.36%   14.50%  13.52%
-------------------------------------------------------------------------------

 * Various fund fees and expenses were voluntarily waived or absorbed during the periods referred to above. Had the fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been as follows: 0.90%/6.34% for the year ended July 31, 1995, 1.01%/5.88% in 1994, 1.24%/6.09% in 1993, 1.14%/6.85% in 1992, and
    1.26%/6.96% in 1991.
**  Total return does not reflect payments of a sales charge.

                                          Minnesota Insured Tax-Exempt Fund
------------------------------------------------------------------------------
                                                  Year ended July 31,
                                      1995     1994     1993     1992     1991
------------------------------------------------------------------------------
Net asset value, beginning of year   $9.85   $10.52   $10.29    $9.74    $9.60
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income............   0.494    0.502    0.560    0.604    0.623
 Realized and unrealized gains
  (losses) on investments, net....   0.157   (0.465)   0.230    0.550    0.140
------------------------------------------------------------------------------
Total from investment operations..   0.651    0.037    0.790    1.154    0.763
------------------------------------------------------------------------------
Distributions to shareholders:
 From investment income...........  (0.494)  (0.502)  (0.560)  (0.604)  (0.623)
 From accumulated net
  realized gains..................  (0.097)  (0.205)      --       --       --
------------------------------------------------------------------------------
Total distributions
 to shareholders..................  (0.591)  (0.707)  (0.560)  (0.604)  (0.623)
------------------------------------------------------------------------------
Net asset value, end of year......   $9.91    $9.85   $10.52   $10.29    $9.74
------------------------------------------------------------------------------
Total return**....................    7.00%    0.21%    7.95%   12.41%    8.27%
Net assets at end of
 year (000s omitted)..............  $28,635  $37,108  $29,899  $23,009  $21,486
Ratio of expenses to average
 daily net assets*................    0.81%    0.80%    0.76%    0.61%    0.46%
Ratio of net investment income
 to average daily net assets*.....    5.12%    4.86%    5.44%    6.11%    6.45%
Portfolio turnover rate
 (excluding short-term securities)    3.44%   42.40%   20.12%    5.60%    1.25%
------------------------------------------------------------------------------

 * Various fund fees and expenses were voluntarily waived or absorbed during the periods referred to above. Had the fund paid all expenses, the ratios of expenses and net investment income to average daily net assets would have been as follows: 1.16%/4.77% for the year ended July 31, 1995, 1.00%/4.66% in 1994, 1.15%/5.05% in 1993, 1.16%/5.56% in 1992, and
    1.22%/5.69% in 1991.
**  Total return does not reflect payments of a sales charge.

NATIONAL TAX-EXEMPT FUND
Investments in Securities
July 31, 1995

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Municipal Bonds (98.53%):
------------------------------------------------------------------------------

Alabama (7.45%)
 Etowah County Refunding Warrants, 8.50%, 11/01/10      $800,000      $866,645
 Orange Beach General Obligation, 6.25%, 10/01/13      1,500,000     1,429,510
 Moundville Industrial Development, 6.75%, 12/01/11    1,500,000     1,485,201
 Upper Bear Creek Water & Sewer, 6.25%, 08/01/15       1,250,000     1,162,569
                                                                   -----------
                                                                     4,943,925
                                                                   -----------
Arizona (0.79%)
 Prescott Valley Improvement District, 7.90%, 01/01/12   500,000       526,733
                                                                   -----------

Colorado (9.74%)
 Arapahoe Water & Sanitation District, 9.13%, 12/01/08   500,000       533,850
 Arapahoe Water & Sanitation District, 9.25%, 12/01/13   250,000       266,881
 Beaver Creek Metropolitan District, 9.25%, 12/01/05     245,000       264,507
 Colorado Technical Center Metropolitan District,
  9.75%, 06/01/09                                        620,000       633,417
 Copper Mountain Metropolitan District,
  8.20%, 11/01/09                                        400,000       409,250
 Mountain Village Metropolitan District,
  8.10%, 12/01/11                                      1,000,000     1,057,436
 Panorama Metropolitan District, 9.00%, 12/01/09         750,000       796,573
 Piney Creek Metropolitan District, 8.50%, 12/01/14      600,000       609,167
 Winter Park West Water & Sanitation District,
  9.75%, 12/01/05                                        525,000       539,686
 Winter Park West Water & Sanitation District,
  9.25%, 12/01/06                                        250,000       257,623
 Mesa County Single Family Mortgage, 8.88%, 12/01/10     405,000       413,349
 Chaparral Water & Sanitation District,
  8.25%, 12/01/10                                        325,000       328,292
 Westminster Shaw Heights Basin Special,
  7.50%, 12/01/07                                        350,000       353,842
                                                                   -----------
                                                                     6,463,873
                                                                   -----------
Florida (1.01%)
 Sarasota County Industrial Development,
  8.75%, 05/01/11                                        665,000       671,872
                                                                   -----------

Georgia (2.16%)
 Richmond County Development Authority,
  8.50%, 12/01/12                                      1,400,000     1,430,073
                                                                   -----------

                See accompanying notes to investments in securities.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
Municipal Bonds (continued):
------------------------------------------------------------------------------

Illinois (13.23%)
 Harvey Advanced Refunding, 8.50%, 12/01/08             $500,000      $556,822
 Niles Park District Series A, 6.65%, 12/01/14           860,000       861,756
 Romeoville Series A Utilities, 7.80%, 01/01/11        1,000,000     1,019,572
 Streamwood Special Service Area #3, 8.38%, 01/01/09   1,000,000     1,031,783
 Illinois Development Finance Authority,
  7.00%, 03/01/06                                        400,000       375,824
 Illinois Development Finance Authority,
  7.20%, 03/01/07-03/01/08                               800,000       759,826
 Illinois Development Finance Authority,
  7.38%, 11/15/11                                      1,100,000     1,158,067
 Illinois Health Facilities Authority,
  8.10%, 11/15/14                                      1,000,000     1,021,307
 West Chicago Tax Increment Revenue, 7.38%, 12/01/12     720,000       742,468
 Bedford Park Revenue Refunding, 8.00%, 12/01/10       1,200,000     1,255,123
                                                                   -----------
                                                                     8,782,548
                                                                   -----------
Indiana (2.71%)
 Indianapolis Economic Development, 7.25%, 10/01/10      700,000       723,061
 Fishers Economic Development Revenue,
  8.38%, 09/01/14                                      1,000,000     1,072,171
                                                                   -----------
                                                                     1,795,232
                                                                   -----------
Kansas (0.20%)
 Johnson City First Mortgage Revenue, 7.40%, 10/01/08    125,000       130,663
                                                                   -----------

Maine (1.56%)
 Yarmouth Pollution Control Revenue, 6.75%, 06/01/02   1,025,000     1,033,536
                                                                   -----------

Michigan (3.14%)
 Troy Economic Development Corporation,
  6.75%, 10/01/12                                      1,500,000     1,552,623
 Bad Axe Water Supply & Sewer Disposal,
  8.25%, 12/01/07                                        500,000       532,635
                                                                   -----------
                                                                     2,085,258
                                                                   -----------
Minnesota (3.58%)
 Fergus Falls Health Care Facilities, 6.50%, 09/01/18    750,000       732,446
 Alexandria Health Care Facilities, 8.75%, 08/01/21      500,000       554,082
 Chisago City Health Facilities,
  9.13%, 07/01/06-07/01/07                               505,000       543,586
 Spring Park Health Care Facilities, 8.25%, 08/01/11     500,000       545,808
                                                                   -----------
                                                                     2,375,922
                                                                   -----------

                See accompanying notes to investments in securities.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
Municipal Bonds (continued):
------------------------------------------------------------------------------

Missouri (8.09%)
 Saint Louis County Industrial Development,
  7.50%, 06/01/16                                     $1,500,000    $1,417,067
 Clarence Cannon Wholesale Water Commission,
  5.75%, 05/15/13                                      1,500,000     1,380,744
 Franklin County Public Water Supply District,
  7.38%, 12/01/18                                      1,255,000     1,297,548
 Marion County Nursing Home, 7.00%, 08/01/13           1,050,000     1,039,423
 Platte City Waterworks & Sewer,
  7.75%, 04/01/08-04/01/09                               220,000       230,895
                                                                   -----------
                                                                     5,365,677
                                                                   -----------
Nebraska (2.64%)
 Douglas County Zoo Facility, 6.00%, 06/01/03          1,750,000     1,750,000
                                                                   -----------

New Mexico (1.09%)
 Rio Grande Natural Gas Association, 6.13%, 07/01/13     750,000       723,112
                                                                   -----------

North Carolina (2.62%)
 Eastern Municipal Power Agency, 5.50%, 1/01/21        2,000,000     1,741,576
                                                                   -----------

North Dakota (0.12%)
 State Board of Higher Education, 10.13%, 08/01/05        75,000        76,500
                                                                   -----------

Oklahoma (10.56%)
 Chelsea Gas Authority, 7.30%, 07/01/19                  700,000       684,477
 Chelsea Gas Authority, 7.25%, 07/01/13                  600,000       596,974
 Comanche County Hospital Authority, 9.00%, 07/01/21     725,000       866,229
 Shattuck Hospital Authority, 6.50%, 01/01/98-07/01/02   390,000       375,119
 Clinton Public Works Authority, 6.25%, 01/01/14       1,725,000     1,653,985
 Oklahoma City Public Property Authority,
  8.30%, 10/01/16                                      1,000,000     1,077,139
 Anadarko Public Works Authority, 7.00%, 10/01/12      1,000,000     1,018,507
 Heavener Utilities Authority, 6.50%, 10/01/09           750,000       732,978
                                                                   -----------
                                                                     7,005,408
                                                                   -----------
Pennsylvania (13.55%)
 Adamstown Borough Authority Sewer, 9.00%, 10/01/17      500,000       550,799
 Adamstown Borough Authority Sewer, 6.25%, 10/01/17      905,000       859,216
 Butler General Obligation, 6.88%, 03/01/23              950,000       889,990
 Chester General Obligation, 9.50%, 12/01/97             100,000       101,595

                See accompanying notes to investments in securities.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
Municipal Bonds (continued):
------------------------------------------------------------------------------

Pennsylvania (continued)
 Easton Area Joint Sewer Authority, 6.20%, 04/01/09   $1,000,000      $974,755
 Elizabeth Borough Municipal Authority Sewer,
  7.15%, 01/01/21                                        500,000       503,405
 Hopewell Township Beaver County Sewer,
  6.00%, 11/01/13                                      1,215,000     1,099,986
 Lehigh County General Purpose, 8.75%, 11/01/14          750,000       687,001
 Neville Township General Obligation, 5.90%, 11/01/12    500,000       450,891
 Neville Township General Obligation, 6.00%, 11/01/18    615,000       541,617
 New Kensington Municipal Sewer, 7.50%, 10/01/11       1,000,000     1,016,567
 State Higher Educational Facilities
  Authority Revenue, 6.75%, 05/01/12                   1,300,000     1,317,408
                                                                   -----------
                                                                     8,993,230
                                                                   -----------
South Dakota (3.98%)
 Health & Educational Facilities, 7.25%, 09/01/13      1,125,000     1,020,128
 Health & Educational Facilities, 7.00%, 04/01/10      1,000,000       985,480
 Lease Revenue Community, 8.88%, 10/01/18                590,000       638,500
                                                                   -----------
                                                                     2,644,108
                                                                   -----------
Tennessee (1.56%)
 Newbern Industrial Development, 7.90%, 3/01/00        1,000,000     1,035,864
                                                                   -----------

Texas (3.06%)
 Denton County Health Facilities, 7.50%, 08/15/15      1,000,000       997,896
 Wharton Housing Development Corp.,
  8.00%, 02/01/03-02/01/10                             1,025,000     1,033,788
                                                                   -----------
                                                                     2,031,684
                                                                   -----------
Washington (1.38%)
 State Housing Finance Commission,
  8.25%, 07/01/02-07/01/12                               870,000       914,457
                                                                   -----------

Wisconsin (2.45%)
 La Crosse Nursing Home Facilities, 9.25%, 07/01/17      600,000       625,722
 Dodgeville School District,
  6.50%, 05/01/11-05/01/12                             1,000,000       997,241
                                                                   -----------
                                                                     1,622,963
                                                                   -----------
West Virginia (1.21%)
 Ohio County Building Commission, 9.63%, 01/01/13        775,000       806,097
                                                                   -----------

                See accompanying notes to investments in securities.

NATIONAL TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
Municipal Bonds (continued):
------------------------------------------------------------------------------

Wyoming (0.65%)
 Green River Sweetwater County, 8.50%, 12/01/07         $400,000      $432,392
------------------------------------------------------------------------------
Total Municipal Securities (cost: $65,151,440)                     $65,382,703
------------------------------------------------------------------------------
Short-term Securities (0.75%)
 Los Angeles, CA Regional Airports Series E,
  3.90%, 12/01/24, LOC Wachovia Bank of Georgia          100,000 (b)   100,000
 Lincoln County, WY Series 1984 D, 3.90%, 11/01/04       400,000 (b)   400,000
------------------------------------------------------------------------------
Total Short-Term Securities (cost: $500,000)                          $500,000
------------------------------------------------------------------------------
Total Investments in Securities (cost: $65,651,440) (d)            $65,882,703
------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Maturity date shown represents final maturity. However, the security can be put back to the issuer on the next interest rate reset date. Interest rate shown is effective rate on July 31, 1995.
(c) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                          (Unaudited)
       Rating                                7/31/95
       --------------                      ---------
       AAA                                      1%
       AA                                       1
       A                                        7
       BBB and below                           16
       Non-rated                               75
                                           ---------
       Total                                  100%
                                           ---------

(d) At July 31, 1995, also represents the cost of securities for federal income tax purposes. The approximate aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

       Gross unrealized appreciation             $ 1,496,860
       Gross unrealized depreciation              (1,265,597)
                                                 ------------
       Net unrealized appreciation               $   231,263
                                                 ------------

MINNESOTA INSURED TAX-EXEMPT FUND
Investments in Securities
July 31, 1995

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Municipal Bonds (95.57%):
------------------------------------------------------------------------------

 Anoka Hennepin Independent School #11,
  5.00%, 02/01/09 (FGIC)                              $1,030,000      $981,376
 Anoka Hennepin Independent School #11,
  5.10%, 02/01/11 (FGIC)                               1,000,000       939,766
 Becker Wastewater Treatment Facility,
  5.95%, 02/01/14 (MBIA)                                 500,000       507,872
 Brainerd Independent School District #181,
  5.90%, 02/01/15 (CGIC)                               1,000,000     1,003,975
 Cass Lake Independent School District #115,
  5.00%, 02/01/16 (FSA)                                  545,000       481,787
 Dover & Eyota Independent School District #533,
  5.25%, 02/01/14 (AMBAC)                              1,000,000       939,179
 Duluth Economic Development Authority,
  6.00%, 02/15/20 (Connie Lee)                         1,300,000     1,267,394
 Duluth Independent School District #709,
  5.20%, 02/01/11 (MBIA)                               1,000,000       949,976
 Lakeville Independent School District #194,
  5.40%, 02/01/13 (FGIC)                               1,100,000     1,053,195
 Marshall Utility Revenue, 5.25%,
  01/01/10-01/01/11 (CGIC)                               625,000       595,952
 Mpls. & St. Paul Housing & Redevelopment,
  5.00%, 11/15/13 (AMBAC)                              1,050,000       924,707
 Mpls. & St. Paul Housing & Redevelopment,
  7.40%, 08/15/05 (MBIA)                                 600,000       670,220
 Minneapolis Health Care Facility,
  5.30%, 11/15/08 (MBIA)                                 500,000       481,944
 Minneapolis Tax Increment Revenue Refunding,
  7.00%, 03/01/03 (MBIA)                               1,140,000     1,200,475
 Minnetonka Multifamily Revenue Housing,
  7.50%, 12/01/17-12/01/27 (MBIA)                        900,000 (e)   955,100
 Mora General Obligation, 5.13%, 02/01/11 (AMBAC)        750,000       706,356
 Mora Series A Waste Water Facilities,
  6.85%, 02/01/10-02/01/11 (AMBAC)                       510,000       557,465
 Northern Minnesota Municipal Power Agency,
  5.90%, 01/01/08 (AMBAC)                                700,000       732,623
 Northern Minnesota Municipal Power Agency,
  6.13%, 01/01/20 (AMBAC)                                500,000       503,166
 Oakdale Refunding, 7.60%, 02/01/01 (MBIA)                50,000        50,810
 Perham Independent School District #549,
  5.25%, 02/01/10 (CGIC)                                 265,000       257,409
 Perham Independent School District #549,
  5.30%, 02/01/11 (CGIC)                                 295,000       283,254
 Robbinsdale Hospital Revenue Series B,
  5.30%, 05/15/06-05/15/07 (AMBAC)                     1,185,000     1,186,799
 Robbinsdale Hospital Revenue Series A,
  5.45%, 05/15/13 (AMBAC)                              1,000,000       951,800
 Robbinsdale Hospital Revenue Series A,
  5.30%, 05/15/07 (AMBAC)                                150,000       149,727
 St. Cloud Hospital Facilities Revenue Refunding,
  6.75%, 07/01/11 (AMBAC)                                400,000       428,851
 St. Cloud Nursing Home Revenue Bonds,
  5.35%, 10/01/16 (AMBAC)                                145,000       133,285
 St. Louis Park Multifamily Rent Housing Revenue,
  7.38%, 12/01/28 (MBIA)                                 300,000 (e)   312,694
 St. Paul Sewer Revenue, 5.60%, 12/01/08 (AMBAC)       2,000,000     2,014,952
 Shakopee Public Utilities Commission,
  5.60%, 08/01/18 (AMBAC)                                750,000       713,734
 Southern Minnesota Municipal Power Agency,
  5.75%, 01/01/18 (MBIA)                               1,000,000       976,567
 State Housing Finance Agency, 8.50%, 02/01/17 (MBIA)     65,000 (e)    68,583
 State Housing Finance Agency, 7.25%, 07/01/06 (MBIA)    180,000 (e)   188,543
 State Housing Finance Agency, 8.38%, 02/01/15 (MBIA)     80,000 (e)    84,607

                See accompanying notes to investments in securities.

MINNESOTA INSURED TAX-EXEMPT FUND
Investments in Securities (continued)

                                                       Principal        Market
Name of Issuer (c)                                        Amount     Value (a)
------------------------------------------------------------------------------


Municipal Bonds (continued):
------------------------------------------------------------------------------

 State Housing Finance Agency, 9.50%, 02/01/17 (MBIA)   $380,000 (e)  $405,617
 Waconia Independent School District #110,
  5.15%, 02/01/08 (CGIC)                                 600,000       584,367
 Waconia Independent School District #110,
  5.45%, 02/01/15 (CGIC)                                 980,000       930,393
 Warroad Independent School District #690,
  6.85%, 02/01/13 (AMBAC)                                500,000       546,535
 Western Minnesota Municipal Power Agency,
  6.88%, 01/01/09 (MBIA)                                 300,000       312,780
 Western Minnesota Municipal Power Agency,
  7.00%, 01/01/13 (MBIA)                                 400,000 (e)   413,402
 Wright County Refunding, 5.70%, 12/01/09 (CGIC)         900,000       920,306
------------------------------------------------------------------------------
Total Municipal Bonds (cost: $27,424,352)                          $27,367,543
------------------------------------------------------------------------------
Short-term Securities (2.44%)
 Los Angeles, CA Regional Airports Improvement Corp.,
  3.90%, 12/01/24, LOC Wachovia Bank of Georgia          200,000 (b)   200,000
 State Higher Education Coordinating Board,
  3.75%, 12/01/00                                        500,000 (b)   500,000
------------------------------------------------------------------------------
Total Short-Term Securities (cost: $700,000)                          $700,000
------------------------------------------------------------------------------
Total Investments in Securities (cost: $28,124,352) (d)            $28,067,543
------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Maturity date shown represents final maturity. However, the security can be put back to the issuer on the next interest rate reset date. Interest rate shown is effective rate on July 31, 1995.
(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issuer:
     AMBAC  - American Municipal Bond Association Corporation
     CGIC   - Capital Guaranty Insurance Corporation
     FGIC   - Financial Guaranty Insurance Corporation
     FSA    - Financial Security Assurance Corporation
     MBIA   - Municipal Bond Insurance Association
(d) At July 31, 1995, also represents the cost of securities for federal income tax purposes. The approximate aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

       Gross unrealized appreciation                $552,938
       Gross unrealized depreciation                (609,747)
                                                    ---------
       Net unrealized depreciation                  $(56,809)
                                                    ---------

(e) Identifies issue covered under portfolio insurance policy purchased by the Fund.

                       GREAT HALL INVESTMENT FUNDS, INC.

                     Post-Effective Amendment No. 7 to the
                      Registration Statement on Form N-1A


                                    PART C

                              OTHER INFORMATION

                                    PART C
                              OTHER INFORMATION


Item 24 -- Financial Statements and Exhibits

      (a) Financial statements for each of Series A through Series E of Great Hall Investment Funds, Inc. are included as part of such series' Statement of Additional Information.

      (b)   Exhibits:

            1     Articles of Incorporation
            2     Bylaws
            3     Not applicable
            4     Not applicable
            5     Investment Advisory Agreement
            6     Co-Distributor Agreement
            7     Not applicable
            8     Custodian Contract
            9.1   Transfer Agency and Service Agreement
            9.2   Shareholder Account Services Agreement
            10    Opinion and Consent of Faegre & Benson Professional Limited
                  Liability Partnership
            11    Consent of KPMG Peat Marwick L.L.P.
            12    Not applicable
            13    Letter of Investment Intent
            14    Not applicable
            15    Rule 12b-1 Distribution Expense Plan
            16    Schedules Supporting Computations of Performance Data
            17    Powers of Attorney
            18.1  Officers/Directors of Dain Bosworth Incorporated
            18.2  Officers/Directors of Rauscher Pierce Refsnes, Inc.
            19    Code of Ethics

Item 25 -- Persons Controlled by or Under Common Control with Registrant

      See the information set forth under the caption "Investment Management" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement).

Item 26 -- Number of Holders of Securities

      The following table sets forth the number of holders of shares of the Registrant as of July 31, 1995

      Title of Class                      Number of Record Holders

      Series A Common Shares,
      par value $.01 per share                   200,186

      Series B Common Shares,
      par value $.01 per share                     4,633

      Series C Common Shares,
      par value $.01 per share                     8,865

      Series D Common Shares,
      par value $.01 per share                     1,460

      Series E Common Shares,
      par value $.01 per share                       911

Item 27 -- Indemnification

      The Articles of Incorporation (Exhibit 1) and Bylaws (Exhibit 2) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith;
(c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the

Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28 -- Business and Other Connections of Investment Adviser

      Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Investment Management" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement)

Item 29 -- Principal Underwriters

      (a) As set forth in the accompanying Prospectus and Statement of Additional Information, Dain Bosworth Incorporated ("Dain") and Rauscher Pierce Refsnes, Inc. ("Rauscher") serve as the principal underwriters of the Registrant's shares of common stock. As of the date of this filing, neither Dain nor Rauscher serves as a principal underwriter to any other registered investment companies.

      (b) The names, positions and offices of directors and officers of each Co-Distributor are set forth in Exhibits 18.1 and 18.2. The principal business address of each director and officer of Dain is 60 South Sixth Street, Minneapolis, Minnesota 55402, and the principal business address of each director and executive officer of Rauscher is CityPlace, 2711 North Haskell Avenue, Dallas, Texas 75204.

      (c)   Not applicable.

Item 30 -- Location of Accounts and Records

      The custodian, dividend disbursing agent, transfer agent, and administrative and accounting services agent of the Registrant is Norwest Bank Minnesota, N.A., 90 South Seventh Street, Minneapolis, Minnesota 55402. Other records will be maintained by the Registrant at its principal offices, which are located at 60 South Sixth Street, Minneapolis, Minnesota 55402.

Item 31 -- Management Services

      Not applicable.

Item 32 -- Undertakings

      (a)   Not applicable.

      (b)   Not applicable.

      (c) Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant the latest Annual Report of such series. Such Annual Report will be furnished by the Registrant without charge upon request by any such person.

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 29th day of November, 1995.

                                    GREAT HALL INVESTMENT FUNDS. INC.


                                    By  J. Scott Spiker
                                        -------------------------------
                                        J. Scott Spiker
                                        Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name/Signature                 Title                          Date

J. Scott Spiker                Chief Executive Officer
-----------------------------  (Principal Executive Officer)  November 29, 1995
J. Scott Spiker

Julie K. Getchell              Chief Financial Officer
-----------------------------  (Principal Financial and
Julie K. Getchell              Accounting Officer)            November 29, 1995



T. Geron Bell*                 Director


Sandra J. Hale*                Director


Ron James*                     Director


Jay H. Wein*                   Director

*By  Julie K. Getchell
   --------------------------
     Julie K. Getchell                                        November 29, 1995
     Attorney-in-Fact

(Pursuant to Powers of Attorney dated August 17, 1994, filed with this Post-Effective Amendment as Exhibit 17.)